FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05387
                                  -----------

                          FRANKLIN MUTUAL SERIES FUNDS
                         -------------------------------
               (Exact name of registrant as specified in charter)

             101 JOHN F. KENNEDY PARKWAY, SHORT HILLS, NJ 07078-2789
            --------------------------------------------------------
               (Address of principal executive offices) (Zip code)

          CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
         ----------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: (210) 912-2100
                                                    ----------------

Date of fiscal year end:   12/31
                         ---------

Date of reporting period:   3/31/10
                          ----------


Item 1. Schedule of Investments.



Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                 COUNTRY         CONTRACTS          VALUE
                                                                            ----------------  ---------------  ---------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 83.2%
             AIRLINES 0.0%
   (a, b, c) Northwest Airlines Corp., Contingent Distribution                United States        35,952,000  $            --
                                                                                                               ---------------
             AUTO COMPONENTS 0.3%
   (a, b, c) Collins & Aikman Products Co., Contingent Distribution           United States         1,506,491           15,065
   (a, b, c) Dana Holding Corp., Contingent Distribution                      United States        16,890,000               --
      (b, d) IACNA Investor LLC                                               United States           225,943            2,259
   (b, d, e) International Automotive Components Group Brazil LLC                 Brazil            2,846,329        4,350,573
   (b, d, e) International Automotive Components Group Japan LLC                  Japan               378,194        2,576,038
   (b, d, e) International Automotive Components Group LLC                      Luxembourg         10,149,082        5,364,500
   (b, d, e) International Automotive Components Group NA LLC, A              United States         6,469,827        3,871,674
                                                                                                               ---------------
                                                                                                                    16,180,109
                                                                                                               ---------------
             AUTOMOBILES 0.5%
             Daimler AG (EUR Traded)                                             Germany              444,830       20,989,490
             Daimler AG (USD Traded)                                             Germany               47,350        2,225,923
                                                                                                               ---------------
                                                                                                                    23,215,413
                                                                                                               ---------------
             BEVERAGES 4.3%
             Brown-Forman Corp., A                                            United States           308,260       19,358,728
             Brown-Forman Corp., B                                            United States           614,147       36,511,039
             Carlsberg AS, A                                                     Denmark               74,900        6,336,987
             Carlsberg AS, B                                                     Denmark              577,744       48,503,130
             Coca-Cola Enterprises Inc.                                       United States           612,800       16,950,048
             Dr. Pepper Snapple Group Inc.                                    United States         1,390,350       48,898,610
             PepsiCo Inc.                                                     United States           446,332       29,529,325
                                                                                                               ---------------
                                                                                                                   206,087,867
                                                                                                               ---------------
             CAPITAL MARKETS 1.8%
             Morgan Stanley                                                   United States         1,388,210       40,660,671
         (b) UBS AG (CHF Traded)                                               Switzerland          2,273,089       36,964,654
         (b) UBS AG (USD Traded)                                               Switzerland            424,360        6,908,581
                                                                                                               ---------------
                                                                                                                    84,533,906
                                                                                                               ---------------
             CHEMICALS 0.1%
   (a, b, c) Dow Corning Corp., Contingent Distribution                       United States        23,723,548        3,149,637
                                                                                                               ---------------
             COMMERCIAL BANKS 1.3%
   (b, d, f) FE Capital Holdings Ltd.                                             Japan                35,242               --
   (b, d, f) First Chicago Bancorp                                            United States         6,853,043        7,195,695
   (b, d, f) First Southern Bancorp Inc.                                      United States         1,012,635       21,366,598
         (b) Intesa Sanpaolo SpA                                                  Italy             7,552,024       28,135,218
             Intesa Sanpaolo SpA, di Risp                                         Italy             1,633,348        4,893,434
      (b, d) NCB Warrant Holdings Ltd., A                                         Japan               163,895               --
                                                                                                               ---------------
                                                                                                                    61,590,945
                                                                                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES 0.0%(g)
         (b) Comdisco Holding Co. Inc.                                        United States             1,223           10,444
   (a, b, c) Comdisco Holding Co. Inc., Contingent Distribution               United States        49,575,000               --
                                                                                                               ---------------
                                                                                                                        10,444
                                                                                                               ---------------
             COMMUNICATIONS EQUIPMENT 0.1%
             Tandberg ASA                                                         Norway              182,612        5,208,706
                                                                                                               ---------------
             COMPUTERS & PERIPHERALS 1.1%
   (b, d, f) DecisionOne Corp.                                                United States         1,142,353        1,465,353
   (b, d, f) DecisionOne Corp., wts., 6/08/17                                 United States           627,237          804,588
         (b) Dell Inc.                                                        United States         3,394,840       50,956,549
                                                                                                               ---------------
                                                                                                                    53,226,490
                                                                                                               ---------------
             CONSTRUCTION & ENGINEERING 0.5%
         (b) Boart Longyear Group                                               Australia          77,868,544       23,940,391
                                                                                                               ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             CONSUMER FINANCE 1.5%
      (b, d) Cerberus CG Investor I LLC                                       United States        20,610,629  $     6,389,295
      (b, d) Cerberus CG Investor II LLC                                      United States        20,610,629        6,389,295
      (b, d) Cerberus CG Investor III LLC                                     United States        10,305,315        3,194,648
      (b, d) GMAC Inc.                                                        United States             3,939       56,135,883
                                                                                                               ---------------
                                                                                                                    72,109,121
                                                                                                               ---------------
             DIVERSIFIED CONSUMER SERVICES 0.4%
             Hillenbrand Inc.                                                 United States           889,128       19,551,925
                                                                                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES 2.3%
             Bank of America Corp.                                            United States         4,479,280       79,955,148
             Deutsche Boerse AG                                                  Germany              407,001       30,177,341
   (a, b, c) Marconi Corp., Contingent Distribution                          United Kingdom        42,651,300               --
                                                                                                               ---------------
                                                                                                                   110,132,489
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 4.1%
      (b, d) AboveNet Inc.                                                    United States           969,572       49,186,387
      (b, d) AboveNet Inc., stock grant, grant price $10.475,
             expiration date 9/09/13                                          United States               613           98,705
      (b, d) AboveNet Inc., stock grant, grant price $30, expiration
             date 9/07/18                                                     United States               132           10,945
      (b, d) AboveNet Inc., wts., 9/08/10                                     United States            19,829        1,546,662
             Cable & Wireless Communication PLC                              United Kingdom        28,230,271       23,745,558
         (b) Cable & Wireless Worldwide PLC                                  United Kingdom        28,230,271       39,433,057
   (a, b, c) Global Crossing Holdings Ltd., Contingent Distribution           United States        60,632,757               --
             Koninklijke KPN NV                                                Netherlands          2,697,880       42,755,505
             Telefonica SA                                                        Spain             1,615,156       38,275,023
                                                                                                               ---------------
                                                                                                                   195,051,842
                                                                                                               ---------------
             ELECTRIC UTILITIES 2.4%
   (a, b, c) Calpine Corp., Contingent Distribution                           United States         5,869,000               --
             E.ON AG                                                             Germany            1,698,600       62,742,385
             Exelon Corp.                                                     United States           862,723       37,795,895
         (b) Prime Infrastructure Group                                         Australia           4,353,435       14,583,082
                                                                                                               ---------------
                                                                                                                   115,121,362
                                                                                                               ---------------
             ENERGY EQUIPMENT & SERVICES 3.9%
         (b) Exterran Holding Inc.                                            United States         2,848,874       68,857,285
             Smith International Inc.                                         United States           580,000       24,835,600
         (b) Transocean Ltd.                                                  United States         1,093,175       94,428,456
                                                                                                               ---------------
                                                                                                                   188,121,341
                                                                                                               ---------------
             FOOD & STAPLES RETAILING 4.1%
             CVS Caremark Corp.                                               United States         4,370,574      159,788,185
             Kroger Co.                                                       United States         1,715,051       37,148,005
                                                                                                               ---------------
                                                                                                                   196,936,190
                                                                                                               ---------------
             FOOD PRODUCTS 4.5%
         (h) Danone                                                              France               200,000       12,051,365
         (f) Farmer Brothers Co.                                              United States         1,025,350       19,215,059
             Kraft Foods Inc., A                                              United States         1,641,969       49,653,143
         (b) Marine Harvest                                                      Norway            53,364,119       47,414,816
             Nestle SA                                                         Switzerland          1,752,350       89,778,843
                                                                                                               ---------------
                                                                                                                   218,113,226
                                                                                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES 0.5%
         (b) Boston Scientific Corp.                                          United States         3,546,680       25,607,030
                                                                                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES 4.3%
         (b) Community Health Systems Inc.                                    United States         1,761,580       65,055,149
         (b) Kindred Healthcare Inc.                                          United States           826,139       14,911,809
         (b) Tenet Healthcare Corp.                                           United States         9,752,777       55,785,884
             UnitedHealth Group Inc.                                          United States         2,213,480       72,314,392
                                                                                                               ---------------
                                                                                                                   208,067,234
                                                                                                               ---------------
             HOTELS, RESTAURANTS & LEISURE 0.2%
             Thomas Cook Group PLC                                           United Kingdom         2,255,075        9,223,933
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             HOUSEHOLD DURABLES 0.1%
             Stanley Black & Decker Inc.                                      United States            45,125  $     2,590,626
                                                                                                               ---------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
         (b) Mirant Corp.                                                     United States           795,670        8,640,976
         (b) NRG Energy Inc.                                                  United States         1,080,050       22,573,045
                                                                                                               ---------------
                                                                                                                    31,214,021
                                                                                                               ---------------
             INDUSTRIAL CONGLOMERATES 2.4%
             Orkla ASA                                                           Norway             6,838,032       60,469,261
             Siemens AG                                                          Germany              562,130       56,390,327
                                                                                                               ---------------
                                                                                                                   116,859,588
                                                                                                               ---------------
             INSURANCE 6.7%
             ACE Ltd.                                                         United States           941,390       49,234,697
         (b) Alleghany Corp.                                                  United States           179,992       52,341,749
      (b, d) Olympus Re Holdings Ltd.                                         United States           106,700           94,462
      (b, d) Symetra Financial Corp.                                          United States         4,450,920       54,752,231
             White Mountains Insurance Group Ltd.                             United States           383,121      136,007,955
             Zurich Financial Services AG                                      Switzerland            114,650       29,402,177
                                                                                                               ---------------
                                                                                                                   321,833,271
                                                                                                               ---------------
             IT SERVICES 2.7%
         (b) Alliance Data Systems Corp.                                      United States         1,236,075       79,096,439
             DST Systems Inc.                                                 United States         1,221,619       50,636,108
                                                                                                               ---------------
                                                                                                                   129,732,547
                                                                                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS 0.9%
         (b) Eastman Kodak Co.                                                United States           166,375          963,311
             Mattel Inc.                                                      United States         1,930,508       43,899,752
                                                                                                               ---------------
                                                                                                                    44,863,063
                                                                                                               ---------------
             MACHINERY 0.0%
   (d, e, f) MCII Holdings Inc.                                               United States             5,548               --
                                                                                                               ---------------
             MARINE 0.9%
             A P Moller - Maersk AS                                              Denmark                5,590       42,607,867
                                                                                                               ---------------
             MEDIA 5.7%
             News Corp., A                                                    United States        10,660,157      153,612,863
             Time Warner Cable Inc.                                           United States         1,398,966       74,578,878
      (b, c) TVMAX Holdings Inc.                                              United States           133,855               --
             Virgin Media Inc.                                               United Kingdom         2,822,847       48,722,339
                                                                                                               ---------------
                                                                                                                   276,914,080
                                                                                                               ---------------
             METALS & MINING 0.1%
   (b, d, f) PMG LLC                                                          United States            26,731        4,824,951
                                                                                                               ---------------
             OFFICE ELECTRONICS 1.6%
             Xerox Corp.                                                      United States         7,915,066       77,171,894
                                                                                                               ---------------
             OIL, GAS & CONSUMABLE FUELS 1.3%
             Noble Energy Inc.                                                United States           239,190       17,460,870
             XTO Energy Inc.                                                  United States           987,150       46,573,737
                                                                                                               ---------------
                                                                                                                    64,034,607
                                                                                                               ---------------
             PAPER & FOREST PRODUCTS 4.4%
         (b) Domtar Corp.                                                     United States           912,043       58,744,690
             MeadWestvaco Corp.                                               United States         1,404,210       35,877,565
             Weyerhaeuser Co.                                                 United States         2,583,085      116,936,258
                                                                                                               ---------------
                                                                                                                   211,558,513
                                                                                                               ---------------
             PHARMACEUTICALS 1.5%
             Eli Lilly & Co.                                                  United States           204,600        7,410,612
             Novartis AG                                                       Switzerland          1,185,468       64,053,513
                                                                                                               ---------------
                                                                                                                    71,464,125
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             REAL ESTATE INVESTMENT TRUSTS (REITS) 0.0%(g)
         (b) Alexander's Inc.                                                 United States             2,000  $       598,260
                                                                                                               ---------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.5%
      (b, c) Canary Wharf Group PLC                                          United Kingdom        10,069,634       47,717,638
         (b) The St. Joe Co.                                                  United States           726,998       23,518,385
                                                                                                               ---------------
                                                                                                                    71,236,023
                                                                                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.3%
         (b) LSI Corp.                                                        United States        10,548,673       64,557,879
                                                                                                               ---------------
             SOFTWARE 2.6%
             Microsoft Corp.                                                  United States         3,105,360       90,893,887
             Nintendo Co. Ltd.                                                    Japan               108,030       36,158,253
                                                                                                               ---------------
                                                                                                                   127,052,140
                                                                                                               ---------------
             TOBACCO 8.2%
             Altria Group Inc.                                                United States         4,717,888       96,811,062
             British American Tobacco PLC                                    United Kingdom         2,620,106       90,362,694
             Imperial Tobacco Group PLC                                      United Kingdom         3,583,024      109,346,111
             Japan Tobacco Inc.                                                   Japan                12,406       46,166,797
             KT&G Corp.                                                        South Korea             41,217        2,280,423
             Lorillard Inc.                                                   United States           652,700       49,109,148
                                                                                                               ---------------
                                                                                                                   394,076,235
                                                                                                               ---------------
             TRANSPORTATION INFRASTRUCTURE 0.7%
             Groupe Eurotunnel SA                                                France             3,368,041       34,332,704
                                                                                                               ---------------
             WIRELESS TELECOMMUNICATION SERVICES 1.8%
             Vodafone Group PLC                                              United Kingdom        36,811,287       84,981,618
                                                                                                               ---------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
                (COST $3,600,018,083)                                                                            4,007,683,613
                                                                                                               ---------------
             PREFERRED STOCKS 0.5%
             AUTOMOBILES 0.2%
             Volkswagen AG, pfd.                                                 Germany              118,881       10,905,702
                                                                                                               ---------------
             COMMERCIAL BANKS 0.0%(g)
   (b, d, f) First Southern Bancorp Inc., cvt. pfd., C                        United States             1,731        1,731,000
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(g)
      (b, d) PTV Inc., 10.00%, pfd., A                                       United Kingdom           114,246           15,708
                                                                                                               ---------------
             MACHINERY 0.3%
(d, e, f, i) MCII Holdings Inc., PIK, pfd., A                                 United States            43,270       12,112,052
                                                                                                               ---------------
             TOTAL PREFERRED STOCKS (COST $54,265,568)                                                              24,764,462
                                                                                                               ---------------

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(j)
                                                                                              ---------------
             CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS
             4.6%
      (d, k) Cerberus CG Investor I LLC, 12.00%, 7/31/14                      United States        18,089,600        5,607,776
      (d, k) Cerberus CG Investor II LLC, 12.00%, 7/31/14                     United States        18,089,600        5,607,776
      (d, k) Cerberus CG Investor III LLC, 12.00%, 7/31/14                    United States         9,044,800        2,803,888
         (l) Charter Communications Operating LLC, FRN, Incremental
             Term Loan, 7.25%, 3/06/14                                        United States         5,098,336        5,197,534
             CIT Group Inc.,
         (l)    New Term Loan Tranche 1B, FRN, 13.00%, 1/20/12                United States         6,298,200        6,529,136
                senior secured sub. bond, 7.00%, 5/01/13                      United States         2,092,190        2,050,346
                senior secured sub. bond, 7.00%, 5/01/14                      United States         3,138,288        2,973,528
                senior secured sub. bond, 7.00%, 5/01/15                      United States         3,138,288        2,934,299
                senior secured sub. bond, 7.00%, 5/01/16                      United States         5,230,481        4,838,195
                senior secured sub. bond, 7.00%, 5/01/17                      United States         7,322,674        6,773,473

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

         (l)    Term Loan Tranche 2A, FRN, 9.50%, 1/20/12                     United States        13,371,300  $    13,716,721
         (f) DecisionOne Corp.,
         (d)    senior secured note, 15.00%, 11/30/13                         United States         1,529,351        1,529,351
         (c)    Term Loan B, 15.00%, 8/29/13                                  United States           267,494          267,494
         (l) First Data Corp., Term Loan, FRN,
                B-1, 2.997%, 9/24/14                                          United States        27,663,847       24,572,108
                B-2, 3.032%, 9/24/14                                          United States         6,821,258        6,050,380
                B-3, 3.032%, 9/24/14                                          United States         1,707,826        1,511,426
         (m) Indianapolis Downs LLC, senior secured note, 144A, 11.00%,
             11/01/12                                                         United States         6,400,000        4,288,000
   (c, e, l) International Automotive Components Group NA Inc.,
             Revolver, FRN, 5.50%, 1/18/13                                    United States         1,283,013        1,283,013
   (d, e, k) International Automotive Components Group NA LLC, 9.00%,
             4/01/17                                                          United States         1,947,800        2,006,258
             Mirant North America LLC, senior note, 7.375%, 12/31/13          United States        34,986,000       35,073,465
             Realogy Corp.,
         (l)    Delayed Draw Term Loan B, FRN, 3.251%, 10/10/13               United States        18,206,959       16,130,456
         (l)    Initial Term B Loan , FRN, 3.251%, 10/10/13                   United States        27,077,086       23,988,944
                Second Lien Tranche A Term Loan, 13.50%, 10/15/17             United States         1,639,000        1,806,998
         (l)    Synthetic Letter of Credit, FRN, 0.083%, 10/10/13             United States         7,289,943        6,458,525
         (l) Texas Competitive Electric Holdings Co. LLC, FRN,
                Delayed Draw Term Loan, 3.729%, 10/10/14                      United States        18,303,921       14,741,008
                Initial Tranche B-1 Term Loan, 3.729%, 10/10/14               United States        21,722,803       17,887,382
                Tranche B-2 Term Loan, 3.729%, 10/10/14                       United States         3,390,242        2,792,478
                Tranche B-3 Term Loan, 3.729%, 10/10/14                       United States         5,093,947        4,149,060
      (c, k) TVMAX Holdings Inc., PIK,
             11.50%, 6/30/10                                                  United States           881,231               --
             14.00%, 6/30/10                                                  United States         1,178,337               --
                                                                                                               ---------------
             TOTAL CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS (COST $245,042,410)                   223,569,018
                                                                                                               ---------------

                                                                                                   SHARES
                                                                                              ---------------
             COMPANIES IN LIQUIDATION 0.1%
         (b) Adelphia Recovery Trust                                          United States        48,268,724        1,689,405
      (a, b) Adelphia Recovery Trust, Arahova Contingent Value
             Vehicle, Contingent Distribution                                 United States         6,161,087        1,509,466
(b, d, e, f) CB FIM Coinvestors LLC                                           United States        15,831,950               --
   (a, b, c) Century Communications Corp., Contingent Distribution            United States        16,986,000               --
      (b, d) FIM Coinvestor Holdings I, LLC                                   United States        19,805,560               --
                                                                                                               ---------------
             TOTAL COMPANIES IN LIQUIDATION (COST $8,220,573)                                                        3,198,871
                                                                                                               ---------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $3,907,546,634)                               4,259,215,964
                                                                                                               ---------------


SHORT TERM INVESTMENTS 10.7%

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT(j)
                                                                                              ---------------
             SENIOR FLOATING RATE INTERESTS (COST $637,800) 0.0%(g)
         (l) Lyondell Chemical Co., DIP Delayed Draw Term Loan, FRN,
             13.00%, 6/03/10                                                  United States           641,032          666,272
                                                                                                               ---------------
             U.S. GOVERNMENT AND AGENCY SECURITIES 10.7%
         (n) FHLB, 4/01/10                                                    United States        90,500,000       90,500,000
         (n) U.S. Treasury Bills,
         (o)    5/06/10                                                       United States        50,000,000       49,993,850
                4/01/10 - 9/23/10                                             United States       375,000,000      374,827,274
                                                                                                               ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $515,312,640)                                       515,321,124
                                                                                                               ---------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $4,423,497,074)                                   4,775,203,360
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                                                                   SHARES
                                                                                              ---------------
             MONEY MARKET FUNDS (COST $64,179) 0.0%(g)
         (b) Bank of New York Institutional Cash Reserve Fund, Series B       United States            64,179  $        51,343
                                                                                                               ---------------
             TOTAL INVESTMENTS (COST $4,423,561,253) 99.1%                                                       4,775,254,703
             OPTIONS WRITTEN (0.0)%g                                                                                  (896,881)
             SECURITIES SOLD SHORT (1.2)%                                                                          (59,755,508)
             OTHER ASSETS, LESS LIABILITIES 2.1%                                                                   101,456,858
                                                                                                               ---------------
             NET ASSETS 100.0%                                                                                 $ 4,816,059,172
                                                                                                               ---------------

                                                                                                 CONTRACTS
                                                                                              ---------------
             OPTIONS WRITTEN (PREMIUMS RECEIVED $932,291) (0.0)%(g)
             CALL OPTIONS (0.0)%g
             FOOD PRODUCTS (0.0)%g
             Danone, Jun. 41.52 EUR Calls, 6/18/10                               France               200,000  $      (896,881)
                                                                                                               ---------------

                                                                                                   SHARES
                                                                                              ---------------
             SECURITIES SOLD SHORT (1.2)%
             ENERGY EQUIPMENT & SERVICES (0.2)%
             Schlumberger Ltd.                                                United States           202,014  $   (12,819,809)
             OIL & GAS & CONSUMABLE FUELS (1.0)%
             Exxon Mobil Corp.                                                United States           700,742      (46,935,699)
                                                                                                               ---------------
             TOTAL SECURITIES SOLD SHORT (PROCEEDS $60,841,434)                                                $   (59,755,508)
                                                                                                               ---------------

(a) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(b)  Non-income producing.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2010, the aggregate value of these securities was $52,432,847, representing 1.09% of net assets.

(d)  See Note 5 regarding restricted securities.

(e)  See Note 7 regarding other considerations.

(f)  See Note 6 regarding holdings of 5% voting securities.

(g)  Rounds to less than 0.1% of net assets.

(h) A portion or all of the security is held in connection with written option contracts open at period end.

(i)  Income may be received in additional securities and/or cash.

(j)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(k) Defaulted security or security for which income has been deemed uncollectible.

(l)  The coupon rate shown represents the rate at period end.

(m) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2010, the value of this security was $4,288,000, representing 0.09% of net assets.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o) Security or a portion of the security has been segregated as collateral for securities sold short and open written options contracts. At March 31, 2010, the value of this security and cash pledged amounted to $93,545,557.

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                               CONTRACT         SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY            COUNTERPARTY   TYPE      QUANTITY           AMOUNT             DATE      APPRECIATION   DEPRECIATION
--------            ------------   ----   -------------   -------------------   ----------   ------------   ------------
British Pound       BANT           Buy       16,935,000       $ 27,027,330        4/12/10     $        --   $(1,316,784)
British Pound       BONY           Sell      35,000,000         52,647,000        4/12/10              --      (489,647)
British Pound       DBFX           Buy        7,715,000         12,180,814        4/12/10              --      (467,979)
British Pound       BANT           Sell       5,380,000          8,121,954        4/12/10              --       (45,908)
British Pound       DBFX           Sell      93,297,384        152,549,192        4/12/10      10,906,044            --
British Pound       SSBT           Sell       3,545,535          5,624,250        4/12/10         241,454            --
Euro                DBFX           Buy        3,910,000          5,450,413        4/14/10              --      (167,735)
Euro                BANT           Buy        1,240,000          1,720,835        4/14/10              --       (45,510)
Euro                SSBT           Sell      50,405,432         71,021,488        4/14/10       2,920,292            --
Euro                DBFX           Sell       1,020,000          1,397,048        4/14/10          18,958            --
Euro                HAND           Sell         510,000            700,442        4/14/10          11,397            --
South Korean Won    BANT           Sell     631,479,555            540,000        4/19/10              --       (17,694)
South Korean Won    BANT           Buy      323,000,000            284,582        4/19/10             677            --
South Korean Won    DBFX           Sell     247,665,000            220,000        4/19/10           1,274            --
South Korean Won    BANT           Sell     815,759,700            722,600        4/19/10           2,158            --
Japanese Yen        HAND           Buy       48,847,860            540,000        4/20/10              --       (17,589)
Japanese Yen        DBFX           Sell   2,913,825,318         32,025,589        4/20/10         863,226            --
Japanese Yen        SSBT           Sell     113,500,000          1,255,795        4/20/10          41,951            --
Japanese Yen        BANT           Sell     467,458,095          5,175,000        4/20/10         175,696            --
Danish Krone        HAND           Buy        9,939,578          1,910,000        4/23/10              --      (106,494)
Danish Krone        DBFX           Sell       6,286,382          1,130,000        4/23/10              --       (10,645)
Danish Krone        BANT           Buy        4,140,632            760,000        4/23/10              --        (8,695)
Danish Krone        BANT           Sell       6,267,206          1,130,000        4/23/10              --        (7,165)
Danish Krone        HAND           Sell     144,745,300         28,930,895        4/23/10       2,667,300            --
Danish Krone        SSBT           Sell      85,000,000         17,063,647        4/23/10       1,640,656            --
Danish Krone        BANT           Sell      19,738,412          3,770,000        4/23/10         188,525            --
Danish Krone        DBFX           Sell      14,639,149          2,745,000        4/23/10          88,771            --
Swiss Franc         DBFX           Sell      42,532,506         39,994,707        5/10/10              --      (372,534)
Swiss Franc         SSBT           Sell      43,610,741         41,058,660        5/10/10              --      (331,925)
Swiss Franc         BBU            Sell      21,877,270         20,602,006        5/10/10              --      (161,525)
Swiss Franc         BANT           Sell      17,088,915         16,081,451        5/10/10              --      (137,494)
Swiss Franc         AESX           Sell         186,424            180,000        5/10/10           3,067            --
Swiss Franc         DBFX           Sell       2,902,211          2,860,000        5/10/10         105,537            --
Swiss Franc         BBU            Sell       1,624,361          1,590,000        5/10/10          48,333            --
Swiss Franc         BANT           Sell       2,672,707          2,620,000        5/10/10          83,357            --
Swiss Franc         HSBC           Sell         930,120            920,000        5/10/10          37,231            --
Swiss Franc         SSBT           Sell      13,538,404         13,188,865        5/10/10         339,681            --
British Pound       BANT           Buy        3,010,000          4,864,040        5/12/10              --      (295,125)
British Pound       BBU            Buy        1,525,000          2,459,063        5/12/10              --      (144,247)
British Pound       DBFX           Buy        1,725,000          2,702,730        5/12/10              --       (84,332)
British Pound       SSBT           Buy          663,883          1,078,080        5/12/10              --       (70,364)
British Pound       SSBT           Buy       14,306,051         21,480,480        5/12/10         234,846            --
British Pound       DBFX           Buy        8,500,000         12,807,460        5/12/10          94,792            --
British Pound       DBFX           Sell      78,511,613        126,978,975        5/12/10       7,805,260            --
British Pound       SSBT           Sell       4,121,413          6,661,825        5/12/10         405,882            --
British Pound       BBU            Sell      35,148,629         56,698,253        5/12/10       3,345,729            --
British Pound       BANT           Sell       1,065,064          1,738,184        5/12/10         121,511            --

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                               CONTRACT         SETTLEMENT    UNREALIZED     UNREALIZED
CURRENCY            COUNTERPARTY   TYPE      QUANTITY           AMOUNT             DATE      APPRECIATION   DEPRECIATION
--------            ------------   ----   -------------   -------------------   ----------   ------------   ------------
Euro                DBFX           Buy        2,750,000       $  3,841,448        5/14/10     $        --   $  (125,929)
Euro                BANT           Buy        2,750,000          3,838,863        5/14/10              --      (123,343)
Euro                BBU            Buy        1,375,000          1,917,616        5/14/10              --       (59,857)
Euro                HAND           Buy          715,000            998,948        5/14/10              --       (32,913)
Euro                DBFX           Sell      10,840,000         15,148,704        5/14/10         502,806            --
Euro                SSBT           Sell      35,497,620         48,092,531        5/14/10         131,780            --
Euro                BANT           Sell       1,700,000          2,316,689        5/14/10          19,823            --
Norwegian Krone     DBFX           Sell     250,000,000         42,059,042        5/18/10          85,578            --
Norwegian Krone     HAND           Sell      24,448,356          4,145,000        5/18/10          40,270            --
Australian Dollar   SSBT           Sell       5,180,000          4,750,992        5/19/10          23,410            --
Euro                SSBT           Sell      41,300,000         56,401,758        7/16/10         602,208            --
Norwegian Krone     SSBT           Buy        5,011,815            838,454        8/16/10              --          (880)
Norwegian Krone     HAND           Buy       18,650,949          3,099,225        8/16/10          17,720            --
Norwegian Krone     SSBT           Buy        2,767,747            457,307        8/16/10           5,239            --
Norwegian Krone     SSBT           Sell     250,000,000         41,842,405        8/16/10          62,422            --
Norwegian Krone     DBFX           Sell     100,718,555         16,864,000        8/16/10          31,922            --
Euro                DBFX           Sell      15,000,000         20,370,000        8/31/10         105,127            --
Euro                SSBT           Sell      20,000,000         27,180,000        8/31/10         160,169            --
Euro                BANT           Sell      34,047,332         46,576,750        8/31/10         579,092            --
British Pound       DBFX           Sell      10,000,000         15,020,000        9/15/10              --      (147,657)
British Pound       BBU            Sell      10,000,000         15,030,000        9/15/10              --      (137,657)
Euro                DBFX           Sell       8,307,265         11,194,425        9/15/10              --       (29,579)
Euro                BANT           Sell         160,000            216,624        9/15/10              --          (725)
Euro                DBFX           Sell       4,260,000          5,835,411        9/15/10          80,308            --
Euro                BANT           Sell         360,000            492,144        9/15/10           5,797            --
                                                                                              -----------   -----------
   Unrealized appreciation (depreciation)                                                      34,847,276    (4,957,931)
                                                                                              -----------   -----------
      Net unrealized appreciation (depreciation)                                              $29,889,345
                                                                                              ===========

Franklin Mutual Series Funds
MUTUAL BEACON FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

AESX Credit Suisse International
BANT Bank of America N.A.
BBU  Barclays Bank
BONY Bank of New York Mellon
DBFX Deutsche Bank AG
HAND Svenska Handelsbanken
HSBC HSBC Bank USA
SSBT State Street Bank and Trust Co.

CURRENCY

CHF  Swiss Franc
EUR  Euro
USD  United States Dollar

SELECTED PORTFOLIO

DIP  Debtor-In-Possession
FHLB Federal Home Loan Bank
FRN  Floating Rate Note
PIK  Payment-In-Kind

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                 SHARES/
                                                                                                WARRANTS/
                                                                                 COUNTRY       CONTRACTS            VALUE
                                                                            ----------------  ---------------  ---------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 81.8%
             AIR FREIGHT & LOGISTICS 1.0%
             TNT NV                                                             Netherlands       730,973      $    20,966,345
                                                                                                               ---------------
             AUTOMOBILES 1.9%
             Daimler AG (EUR Traded)                                             Germany          840,208           39,645,566
             Daimler AG (USD Traded)                                             Germany            1,797               84,477
                                                                                                               ---------------
                                                                                                                    39,730,043
                                                                                                               ---------------
             BEVERAGES 2.7%
             Carlsberg AS, A                                                     Denmark           28,600            2,419,730
             Carlsberg AS, B                                                     Denmark          322,972           27,114,350
             Pernod Ricard SA                                                    France           305,968           25,989,078
                                                                                                               ---------------
                                                                                                                    55,523,158
                                                                                                               ---------------
             CAPITAL MARKETS 1.7%
(a)          UBS AG                                                            Switzerland      2,181,437           35,474,222
                                                                                                               ---------------
             CHEMICALS 1.9%
             Linde AG                                                            Germany          202,134           24,125,046
             Sika AG                                                           Switzerland          5,143            8,685,522
             Symrise AG                                                          Germany          250,351            5,963,113
                                                                                                               ---------------
                                                                                                                    38,773,681
                                                                                                               ---------------
             COMMERCIAL BANKS 4.9%
             Barclays PLC                                                    United Kingdom      3,898,434          21,326,128
             BNP Paribas                                                         France            496,706          38,157,302
(a)          Intesa Sanpaolo SpA                                                  Italy         10,954,763          40,812,191
             Intesa Sanpaolo SpA, di Risp                                         Italy            216,893             649,801
                                                                                                               ---------------
                                                                                                                   100,945,422
                                                                                                               ---------------
             COMMUNICATIONS EQUIPMENT 0.4%
             Tandberg ASA                                                      Norway               296,739          8,463,990
                                                                                                               ---------------
             CONSTRUCTION MATERIALS 3.4%
             CRH PLC                                                           Ireland            1,647,003         41,143,639
             SA des Ciments Vicat                                              France               354,426         27,777,927
                                                                                                               ---------------
                                                                                                                    68,921,566
                                                                                                               ---------------
             CONTAINERS & PACKAGING 0.8%
             Rexam PLC                                                       United Kingdom       3,778,468         16,808,964
                                                                                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES 3.2%
             Deutsche Boerse AG                                                 Germany             463,634         34,376,430
             Guinness Peat Group PLC                                         United Kingdom      11,324,011          6,835,966
             Investor AB, B                                                     Sweden            1,046,174         20,072,882
(a, b, c)    Marconi Corp., Contingent Distribution                          United Kingdom      28,582,000                 --
             Oslo Bors VPS Holding ASA                                          Norway              340,000          3,804,796
                                                                                                               ---------------
                                                                                                                    65,090,074
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 4.0%
(a, d)       AboveNet Inc.                                                   United States           184,695         9,369,577
(a, d)       AboveNet Inc., stock grant, grant price $10.475,
                expiration date 9/09/13                                      United States               117            18,839
(a, d)       AboveNet Inc., stock grant, grant price $30, expiration
                date 9/07/18                                                 United States                25             2,073
(a, d)       AboveNet Inc., wts., 9/08/10                                    United States             3,781           294,918
             Cable & Wireless Communication PLC                              United Kingdom       15,528,811        13,061,876
(a)          Cable & Wireless Worldwide PLC                              United Kingdom       15,528,811        21,691,201
             Koninklijke KPN NV                                               Netherlands          1,312,618        20,802,128
             Telefonica SA                                                       Spain               704,061        16,684,426
                                                                                                               ---------------
                                                                                                                    81,925,038
                                                                                                               ---------------

      Quarterly Statement of Investments See Notes to Statements of Investments.

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             ELECTRIC UTILITIES 1.8%
             E.ON AG                                                            Germany            987,340          36,470,074
                                                                                                               ---------------
             ELECTRICAL EQUIPMENT 0.9%
             Alstom SA                                                          France             305,269     $    19,042,062
                                                                                                               ---------------
             ENERGY EQUIPMENT & SERVICES 1.2%
             Bourbon SA                                                         France             411,033          17,773,212
(a)          Compagnie Generale de Geophysique SA                               France             236,970           6,724,925
                                                                                                               ---------------
                                                                                                                    24,498,137
                                                                                                               ---------------
             FOOD & STAPLES RETAILING 2.9%
             Carrefour SA                                                       France            404,334           19,493,838
             Koninklijke Ahold NV                                             Netherlands       3,033,520           40,451,573
                                                                                                               ---------------
                                                                                                                    59,945,411
                                                                                                               ---------------
             FOOD PRODUCTS 5.9%
             CSM NV                                                          Netherlands           504,064          15,663,360
             Danone                                                             France             218,837          13,186,423
             Kraft Foods Inc., A                                             United States         736,589          22,274,451
             Nestle SA                                                        Switzerland        1,142,370          58,527,495
             Rieber & Son ASA                                                   Norway           1,548,350          11,021,490
                                                                                                               ---------------
                                                                                                                   120,673,219
                                                                                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES 1.4%
             Rhoen-Klinikum AG                                                 Germany           1,106,874          28,338,626
                                                                                                               ---------------
             HOTELS, RESTAURANTS & LEISURE 2.0%
             Accor SA                                                           France             754,071          41,729,539
                                                                                                               ---------------
             HOUSEHOLD DURABLES 1.4%
(a)          Berkeley Group Holdings PLC                                    United Kingdom       2,315,066          28,594,236
                                                                                                               ---------------
             INDUSTRIAL CONGLOMERATES 3.6%
             Orkla ASA                                                          Norway            2,445,205         21,623,142
             Siemens AG                                                        Germany              514,174         51,579,600
                                                                                                               ---------------
                                                                                                                    73,202,742
                                                                                                               ---------------
             INSURANCE 6.8%
             ACE Ltd.                                                        United States          306,024         16,005,055
             AXA SA                                                             France            1,414,888         31,483,794
             Brit Insurance Holdings NV                                     United Kingdom          733,805          8,389,444
             Lancashire Holdings Ltd.                                       United Kingdom        1,475,829         10,793,698
(a, d)       Olympus Re Holdings Ltd.                                        United States           16,080             14,236
             White Mountains Insurance Group Ltd.                            United States           57,372         20,367,060
             Zurich Financial Services AG                                    Switzerland            204,810         52,523,855
                                                                                                               ---------------
                                                                                                                   139,577,142
                                                                                                               ---------------
             MACHINERY 3.7%
(a)          Demag Cranes AG                                                   Germany              200,493          7,030,588
             Schindler Holding AG, PC                                        Switzerland            436,902         38,467,273
             Schindler Holding AG, Registered                                Switzerland            352,315         30,618,647
                                                                                                               ---------------
                                                                                                                    76,116,508
                                                                                                               ---------------
             MARINE 2.7%
             A P Moller - Maersk AS                                            Denmark                7,187         54,780,455
                                                                                                               ---------------
             MEDIA 2.2%
             Eutelsat Communications                                            France              918,998         32,679,232
(a)          Kabel Deutschland GmbH                                            Germany              462,618         13,081,669
                                                                                                               ---------------
                                                                                                                    45,760,901
                                                                                                               ---------------
             METALS & MINING 0.5%
(a)          Globe Specialty Metals Inc.                                    United States           948,825        10,617,352
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             MULTI-UTILITIES 4.2%
             GDF Suez                                                            France         1,110,492            42,909,442
(a)          Hera SpA                                                             Italy           204,303               480,557
             RWE AG                                                              Germany          476,984      $     42,384,108
                                                                                                               ----------------
                                                                                                                     85,774,107
                                                                                                               ----------------
             OIL, GAS & CONSUMABLE FUELS 6.4%
             Eni SpA                                                              Italy          1,210,950           28,418,256
(a, d, e)    Euro Wagon LP                                                   Jersey Islands     16,127,149           12,680,389
             Royal Dutch Shell PLC, A                                        United Kingdom      1,640,656           47,468,664
             Total SA, B                                                         France            713,733           41,445,138
                                                                                                               ----------------
                                                                                                                    130,012,447
                                                                                                               ----------------
             PHARMACEUTICALS 0.6%
             Novartis AG                                                      Switzerland          212,794           11,497,740
                                                                                                               - --------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 0.1%
(a, c)       Canary Wharf Group PLC                                          United Kingdom        192,100              910,317
                                                                                                               ----------------
             TOBACCO 4.2%
             British American Tobacco PLC                                    United Kingdom      1,640,605           56,581,485
             Imperial Tobacco Group PLC                                      United Kingdom        948,984           28,960,931
                                                                                                               ----------------
                                                                                                                     85,542,416
                                                                                                               ----------------
             TRANSPORTATION INFRASTRUCTURE 1.0%
             Groupe Eurotunnel SA                                                France          1,892,637           19,292,920
                                                                                                               ----------------
             WIRELESS TELECOMMUNICATION SERVICES 2.4%
             Vodafone Group PLC                                              United Kingdom     21,300,711           49,174,289
                                                                                                               ----------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS
             (COST $1,301,358,130)                                                                                1,674,173,143
                                                                                                               ----------------
             PREFERRED STOCKS 2.0%
             AUTOMOBILES 2.0%
             Porsche Automobile Holding SE, pfd.                                Germany           617,002            37,532,863
             Volkswagen AG, pfd.                                                Germany            43,733             4,011,903
                                                                                                               ----------------
                                                                                                                     41,544,766
                                                                                                               ----------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(f)
(a, d)       PTV Inc., 10.00%, pfd., A                                       United Kingdom        46,841                 6,440
                                                                                                               ----------------
             TOTAL PREFERRED STOCKS (COST $38,775,649)                                                               41,551,206
                                                                                                               ----------------
             TOTAL INVESTMENTS BEFORE SHORT TERM
             INVESTMENTS (COST $1,340,133,779)                                                                    1,715,724,349
                                                                                                               ----------------

                                                                                                PRINCIPAL
                                                                                                 AMOUNT(g)
                                                                                              ---------------
             SHORT TERM INVESTMENTS 13.6%
             FOREIGN GOVERNMENT SECURITIES 9.2%
(h)          German Treasury Bills,
                4/14/10                                                        Germany        15,000,000 EUR     20,264,675
                4/28/10                                                        Germany        20,000,000 EUR     27,016,721
                5/12/10                                                        Germany        15,000,000 EUR     20,261,985
                5/19/10                                                        Germany        20,000,000 EUR     27,013,208
                6/30/10                                                        Germany        25,000,000 EUR     33,754,456
                7/28/10                                                        Germany        25,000,000 EUR     33,747,013
                8/25/10                                                        Germany        20,000,000 EUR     26,991,978
                                                                                                               ----------------
             TOTAL FOREIGN GOVERNMENT SECURITIES
             (COST $198,120,365)                                                                                  189,050,036
                                                                                                               ----------------
             U.S. GOVERNMENT AND AGENCY SECURITIES 4.4%
(h)          FHLB, 4/01/10                                                                    20,900,000           20,900,000
(h)          U.S. Treasury Bills, 4/08/10 - 7/15/10                           United States   69,000,000           68,983,769
                                                                                                               ----------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
             (COST $89,882,371)                                                                                    89,883,769
                                                                                                               ----------------

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $1,628,136,515)                                 $  1,994,658,154
                                                                                                               ----------------

                                                                                                  SHARES
                                                                                              ---------------
             MONEY MARKET FUNDS (COST $61,865) 0.0%(f)
(a)          Bank of New York Institutional Cash Reserve Fund, Series B      United States        61,865                 49,492
                                                                                                               ----------------
             TOTAL INVESTMENTS (COST $1,628,198,380) 97.4%                                                        1,994,707,646
             OTHER ASSETS, LESS LIABILITIES 2.6%                                                                     52,872,208
                                                                                                               ----------------
             NET ASSETS 100.0%                                                                                 $  2,047,579,854
                                                                                                               ================

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2010, the value of these securities was $910,317, representing d less than 0.04% of net assets.

(d)  See Note 5 regarding restricted securities.

(e)  See Note 6 regarding holdings of 5% voting securities.

(f)  Rounds to less than 0.1% of net assets.

(g)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(h)  The security is traded on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                       CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY            COUNTERPARTY  TYPE    QUANTITY      AMOUNT        DATE     APPRECIATION  DEPRECIATION
--------            ------------  ----  -----------  ------------  ----------  ------------  ------------
British Pound           DBFX      Buy    22,000,000  $ 34,739,322    4/12/10    $       --   $(1,339,144)
British Pound           BONY      Sell   45,000,000    67,689,000    4/12/10            --      (629,546)
British Pound           BANT      Buy     4,300,000     6,920,664    4/12/10            --      (392,447)
British Pound           BANT      Sell    4,040,000     6,099,079    4/12/10            --       (34,408)
British Pound           DBFX      Sell   42,255,947    69,403,332    4/12/10     5,250,780            --
Euro                    SSBT      Buy       113,115       155,269    4/14/10            --        (2,443)
Euro                    DBFX      Sell   42,770,000    61,976,453    4/14/10     4,191,250            --
Euro                    SSBT      Sell   88,793,683   124,662,828    4/14/10     4,696,473            --
Euro                    HAND      Sell    1,010,000     1,387,149    4/14/10        22,570            --
Swedish Krona           SSBT      Sell    8,500,000     1,169,510    4/19/10            --        (8,075)
Swedish Krona           SSBT      Buy     9,573,000     1,299,336    4/19/10        29,638            --
Swedish Krona           BANT      Buy     1,600,000       218,415    4/19/10         3,248            --
Swedish Krona           HAND      Sell  147,041,850    20,922,860    4/19/10       551,775            --
Danish Krone            HAND      Buy     7,561,564     1,400,381    4/23/10            --       (28,359)
Danish Krone            DBFX      Sell    3,727,324       670,000    4/23/10            --        (6,312)
Danish Krone            BANT      Buy     2,288,244       420,000    4/23/10            --        (4,805)
Danish Krone            BANT      Sell    3,771,416       680,000    4/23/10            --        (4,312)
Danish Krone            HAND      Sell   70,940,013    14,181,295    4/23/10     1,309,445            --
Danish Krone            SSBT      Sell   41,000,000     8,230,701    4/23/10       791,375            --
Danish Krone            BANT      Sell   39,736,092     7,470,755    4/23/10       260,762            --
Danish Krone            DBFX      Sell    7,721,099     1,450,000    4/23/10        49,030            --
Swiss Franc             DBFX      Sell   86,590,515    81,441,764    5/10/10            --      (740,559)
Swiss Franc             SSBT      Buy    15,869,978    15,683,291    5/10/10            --      (621,229)
Swiss Franc             SSBT      Sell   73,900,000    69,585,687    5/10/10            --      (552,176)
Swiss Franc             BBU       Sell   44,515,533    41,920,645    5/10/10            --      (328,670)
Swiss Franc             DBFX      Buy     4,092,916     4,071,278    5/10/10            --      (186,726)
Swiss Franc             BANT      Sell   13,101,517    12,301,514    5/10/10            --      (133,024)
Swiss Franc             BANT      Buy     3,800,000     3,648,829    5/10/10            --       (42,281)
Swiss Franc             SSBT      Buy    23,314,830    22,021,071    5/10/10       106,837            --
Swiss Franc             AESX      Sell      502,308       484,999    5/10/10         8,263            --
Swiss Franc             DBFX      Sell    5,795,094     5,710,000    5/10/10       209,925            --
Swiss Franc             BBU       Sell    3,169,164     3,110,000    5/10/10       102,174            --
Swiss Franc             BANT      Sell    9,625,015     9,349,811    5/10/10       215,408            --
Swiss Franc             HSBC      Sell    1,334,520     1,320,000    5/10/10        53,418            --
Swiss Franc             SSBT      Sell   21,812,612    21,405,205    5/10/10       703,040            --
New Zealand Dollar      SSBT      Sell   10,285,711     7,169,141    5/11/10            --      (115,392)
New Zealand Dollar      BANT      Buy       320,000       227,309    5/11/10            --          (680)
New Zealand Dollar      SSBT      Buy       110,000        77,628    5/11/10           276            --
New Zealand Dollar      BANT      Buy       230,300       161,440    5/11/10         1,662            --
British Pound           SSBT      Sell   28,000,000    42,084,000    5/12/10            --      (417,535)
British Pound           SSBT      Buy     3,190,059     5,140,990    5/12/10            --      (298,762)
British Pound           BANT      Buy     1,610,000     2,601,901    5/12/10            --      (158,064)
British Pound           BBU       Buy       825,000     1,330,313    5/12/10            --       (78,035)

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                       CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY            COUNTERPARTY  TYPE   QUANTITY       AMOUNT        DATE     APPRECIATION  DEPRECIATION
--------            ------------  ----  -----------  ------------  ----------  ------------  ------------
British Pound           BANT      Buy     4,162,098  $  6,231,243    5/12/10    $   86,455   $        --
British Pound           DBFX      Sell   32,350,000    52,613,551    5/12/10     3,509,099            --
British Pound           BBU       Sell    9,792,732    15,796,656    5/12/10       932,151            --
Euro                    BBU       Sell   40,750,000    59,209,750    5/14/10     4,152,521            --
Euro                    BANT      Sell   44,540,000    64,374,859    5/14/10     4,196,970            --
Euro                    DBFX      Sell   33,340,000    46,633,239    5/14/10     1,587,644            --
Norwegian Krone         DBFX      Sell  100,000,000    16,823,617    5/18/10        34,231            --
Norwegian Krone         HAND      Sell   10,145,252     1,720,000    5/18/10        16,675            --
Euro                    SSBT      Sell    8,962,459    12,004,764    7/16/10            --      (111,997)
Euro                    SSBT      Sell   85,402,702   116,591,974    7/16/10     1,206,204            --
Euro                    BBU       Sell   50,383,565    68,420,881    7/16/10       348,721            --
Norwegian Krone         SSBT      Buy     2,842,000       476,181    8/16/10            --        (1,226)
Norwegian Krone         HAND      Buy     1,690,024       280,000    8/16/10         2,437            --
Norwegian Krone         SSBT      Sell  100,000,000    16,736,962    8/16/10        24,969            --
Norwegian Krone         DBFX      Sell   53,824,562     9,012,217    8/16/10        17,059            --
Euro                    DBFX      Sell   65,000,000    88,270,000    8/31/10       455,549            --
Euro                    SSBT      Sell   69,000,000    93,771,000    8/31/10       552,583            --
Euro                    BANT      Sell   25,000,000    34,200,000    8/31/10       425,211            --
British Pound           DBFX      Sell    2,500,000     3,786,300    9/15/10            --        (5,614)
British Pound           SSBT      Buy       183,916       273,453    9/15/10         5,504            --
British Pound           BANT      Buy     3,331,001     5,025,247    9/15/10        27,100            --
British Pound           DBFX      Sell      805,000     1,221,547    9/15/10           550            --
British Pound           BANT      Sell      805,000     1,224,308    9/15/10         3,312            --
Euro                    DBFX      Sell    5,386,576     7,258,181    9/15/10            --       (18,884)
Euro                    SSBT      Sell    1,086,272     1,450,107    9/15/10            --       (17,405)
Euro                    BBU       Sell   50,000,000    68,300,000    9/15/10       751,843            --
Euro                    DBFX      Sell   63,715,000    87,121,369    9/15/10     1,044,752            --
Euro                    BANT      Sell    1,980,000     2,713,955    9/15/10        39,048            --
Euro                    SSBT      Sell    2,060,726     2,834,312    9/15/10        50,347            --
                                                                               -----------   -----------
                    Unrealized appreciation (depreciation)                      38,028,284    (6,278,110)
                                                                               -----------   -----------
                       Net unrealized appreciation (depreciation)              $31,750,174
                                                                               ===========

Franklin Mutual Series Funds
MUTUAL EUROPEAN FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

AESX  Credit Suisse International
BANT  Bank of America N.A.
BBU   Barclays Bank
BONY  Bank of New York Mellon
DBFX  Deutsche Bank AG
HAND  Svenska Handelsbanken
HSBC  HSBC Bank USA
SSBT  State Street Bank and Trust Co.

CURRENCY

EUR   Euro
USD   United States Dollar

SELECTED PORTFOLIO

FHLB  Federal Home Loan Bank
PC    Participation Certificate

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                 COUNTRY         CONTRACTS          VALUE
                                                                            ----------------  ---------------  ---------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 81.3%
             CAPITAL MARKETS 5.8%
             ISIS Asset Management PLC                                       United Kingdom         6,555,289  $     6,180,748
             Man Group PLC                                                   United Kingdom         1,980,344        7,261,316
             Morgan Stanley                                                   United States           240,890        7,055,668
(a)          UBS AG                                                            Switzerland            355,219        5,776,521
                                                                                                               ---------------
                                                                                                                    26,274,253
                                                                                                               ---------------
             COMMERCIAL BANKS 17.1%
(a, b)       AB&T Financial Corp.                                             United States           226,100          599,165
(a)          Allied Irish Banks PLC                                              Ireland              775,857        1,255,769
             Associated Banc-Corp.                                            United States           315,352        4,351,858
(a, b, c)    Atlantic Banc Holdings Inc.                                      United States           350,000        2,765,658
(a)          Bank of Ireland                                                     Ireland            1,708,272        3,692,737
(a, c)       The Bankshares Inc.                                              United States           456,903        1,785,255
             Barclays PLC                                                    United Kingdom           885,494        4,844,037
             BNP Paribas                                                         France                85,014        6,530,835
(a)          Cape Bancorp Inc.                                                United States           264,663        2,135,830
(a)          Chicopee Bancorp Inc.                                            United States           153,334        1,947,342
             Columbia Banking System Inc.                                     United States           285,400        5,796,474
(a, c)       Elephant Capital Holdings Ltd.                                       Japan                 5,268               --
(a)          First California Financial Group Inc.                            United States           906,100        2,392,104
(a, c)       First Chicago Bancorp                                            United States         1,478,468        1,552,391
(a, c)       First Southern Bancorp Inc.                                      United States           105,300        2,221,830
(a)          Guaranty Bancorp                                                 United States         1,333,807        2,120,753
(a)          Intesa Sanpaolo SpA                                                  Italy             1,508,691        5,620,659
             Intesa Sanpaolo SpA, di Risp                                         Italy             1,238,161        3,709,473
(a)          Jyske Bank AS                                                       Denmark              126,186        4,483,865
(a, c)       NCB Warrant Holdings Ltd., A                                         Japan                25,741               --
(a)          Southern National Bancorp of Virginia Inc.                       United States           465,840        3,733,708
(a, c)       State Bank and Trust Co.                                         United States           200,000        2,950,000
             Wells Fargo & Co.                                                United States           186,000        5,788,320
(a)          West Coast Bancorp                                               United States         1,188,800        3,067,104
(a, c)       West Coast Bancorp, wts., C, 10/23/16                            United States             6,964          579,507
(a, b)       Western Liberty Bancorp.                                         United States           556,530        3,895,710
                                                                                                               ---------------
                                                                                                                    77,820,384
                                                                                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES 0.9%
(a)          Comdisco Holding Co. Inc.                                        United States               103              880
(a, d, e)    Comdisco Holding Co. Inc., Contingent Distribution               United States         4,195,000               --
(a)          Protection One Inc.                                              United States           370,533        4,238,897
                                                                                                               ---------------
                                                                                                                     4,239,777
                                                                                                               ---------------
             CONSUMER FINANCE 1.1%
(a, c)       Cerberus CG Investor I LLC                                       United States         1,139,363          353,203
(a, c)       Cerberus CG Investor II LLC                                      United States         1,139,363          353,203
(a, c)       Cerberus CG Investor III LLC                                     United States           569,682          176,601
(a, c)       GMAC Inc.                                                        United States               118        1,686,473
             White River Capital Inc.                                         United States           172,799        2,367,346
                                                                                                               ---------------
                                                                                                                     4,936,826
                                                                                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES 12.3%
             Bank of America Corp.                                            United States           548,540        9,791,439
(a, c)       Bond Street Holdings LLC, A, 144A                                United States           132,000        2,706,000
             Deutsche Boerse AG                                                  Germany              144,799       10,736,212
             First Pacific Co. Ltd.                                             Hong Kong           9,562,469        6,182,644
             Guinness Peat Group PLC                                         United Kingdom         6,691,384        4,039,388
             Guoco Group Ltd.                                                   Hong Kong             358,500        3,749,261
             Hellenic Exchanges SA Holding                                       Greece               658,078        5,779,125
(a, c)       North American Financial Holdings Inc., 144A                     United States            95,313        1,810,947
(a, c)       North American Financial Holdings Inc., 144A, non-voting         United States            42,124          800,356
             Oslo Bors VPS Holding ASA                                           Norway               911,000       10,194,615
                                                                                                               ---------------
                                                                                                                    55,789,987
                                                                                                               ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             ELECTRIC UTILITIES 0.4%
(a)          Prime Infrastructure Group                                         Australia             490,308  $     1,642,428
             FOOD & STAPLES RETAILING 0.8%
(a)          AWB Ltd.                                                           Australia           4,032,116        3,533,953
             HOUSEHOLD DURABLES 1.2%
(a)          Berkeley Group Holdings PLC                                     United Kingdom           425,582        5,256,521
             INSURANCE 33.0%
             ACE Ltd.                                                         United States           146,560        7,665,088
(a)          Almindelig Brand AS                                                 Denmark               65,510        1,123,487
             AmTrust Financial Services Inc.                                  United States           391,576        5,462,485
             Argo Group International Holdings Ltd.                           United States           246,592        8,036,433
             Aspen Insurance Holdings Ltd.                                    United States           170,070        4,904,819
             Austbrokers Holdings Ltd.                                          Australia             347,653        1,636,770
(a)          Berkshire Hathaway Inc., A                                       United States                19        2,314,200
             Brit Insurance Holdings NV                                      United Kingdom           361,099        4,128,372
             Catlin Group Ltd.                                               United Kingdom           951,618        5,197,095
             CNinsure Inc., ADR                                                   China               250,410        6,663,410
(a)          Conseco Inc.                                                     United States           631,530        3,928,117
(a)          Enstar Group Ltd.                                                United States           113,109        7,822,619
(a)          Hilltop Holdings Inc.                                            United States           186,950        2,196,663
             Hiscox Ltd.                                                     United Kingdom           801,200        4,075,147
(a, c)       Imagine Group Holdings Ltd.                                         Bermuda              292,175        3,411,289
             Lancashire Holdings Ltd.                                        United Kingdom         1,317,766        9,637,680
             Maiden Holdings Ltd.                                             United States           230,850        1,705,982
(g)          Maiden Holdings Ltd., 144A                                       United States           329,320        2,433,675
(a, c)       Olympus Re Holdings Ltd.                                         United States             7,480            6,622
             Partnerre Ltd.                                                      Bermuda              104,810        8,355,453
             Primerica Inc.                                                   United States            70,000          980,000
(b)          Protector Forsikring ASA                                            Norway             4,479,410        8,367,093
             Resolution Ltd.                                                 United Kingdom         4,249,810        5,287,812
(a, c)       Symetra Financial Corp.                                          United States         1,020,510       12,553,629
             Tower Australia Group Ltd.                                         Australia           2,434,219        5,920,112
             Validus Holdings Ltd.                                               Bermuda              192,830        5,308,610
             White Mountains Insurance Group Ltd.                             United States            38,048       13,507,040
             Zurich Financial Services AG                                      Switzerland             28,360        7,272,968
                                                                                                               ---------------
                                                                                                                   149,902,670
                                                                                                               ---------------
             MEDIA 1.1%
             Seven Network Ltd.                                                 Australia             737,708        5,064,196
                                                                                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 1.8%
             The Link REIT                                                      Hong Kong           3,308,504        8,121,852
                                                                                                               ---------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 1.6%
(a)          Dolphin Capital Investors Ltd.                                  Virgin Islands         3,979,650        3,096,680
                                                                                (British)
(a)          Kennedy-Wilson Holdings Inc.                                     United States           388,740        3,945,711
(a, c)       Star Asia Finance Ltd., 144A                                         Japan                96,850          206,290
                                                                                                               ---------------
                                                                                                                     7,248,681
                                                                                                               ---------------
             THRIFTS & MORTGAGE FINANCE 4.2%
             Abington Bancorp Inc.                                            United States           436,989        3,452,213
(b)          First Clover Leaf Financial Corp.                                United States           436,070        3,043,769
             TFS Financial Corp.                                              United States           151,800        2,026,530
             Viewpoint Financial Group                                        United States           395,549        6,411,849
             Westfield Financial Inc.                                         United States           474,380        4,359,552
                                                                                                               ---------------
                                                                                                                    19,293,913
                                                                                                               ---------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $416,529,348)                                    369,125,441
                                                                                                               ---------------
             PREFERRED STOCKS 0.7%
             COMMERCIAL BANKS 0.1%
(a, c)       First Southern Bancorp Inc., cvt. pfd., C                        United States               180          180,000

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

(a, c)       West Coast Bancorp, cvt. pfd., B                                 United States             1,224  $       142,106
                                                                                                               ---------------
                                                                                                                       322,106
                                                                                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES 0.6%

(a, c)       Hightower Holding LLC, pfd.                                      United States         3,000,000        2,738,310
                                                                                                               ---------------
             TOTAL PREFERRED STOCKS (COST $3,052,466)                                                                3,060,416
                                                                                                               ---------------
             OPTIONS PURCHASED (COST $553,098) 0.1%
             PUT OPTIONS 0.1%

(a)          Financial Select Sector SPDR Fund, Sep. $13 Puts, 9/18/10        United States             7,000          196,000
                                                                                                               ---------------

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT (h)
                                                                                              ---------------

             CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS 9.1%
             Allied Irish Banks PLC, sub. note, 12.50%, 6/25/19                  Ireland         3,186,000 GBP       5,550,806
(i, k)       Bank of Ireland Holdings PLC, sub. note, 7.40%, Perpetual       United Kingdom      2,600,000 EUR       2,476,475
(g, i)       Catlin Insurance Co. Ltd., pfd., junior sub. stock,
             144A, 7.249%, Perpetual                                             Bermuda         3,000,000           2,668,650
(c, k)       Cerberus CG Investor I LLC, 12.00%, 7/31/14                      United States      1,000,000             310,000
(c, k)       Cerberus CG Investor II LLC, 12.00%, 7/31/14                     United States      1,000,000             310,000
(c, k)       Cerberus CG Investor III LLC, 12.00%, 7/31/14                    United States        500,000             155,000
(i, k)       Chess Capital Securities, 4.83%, Perpetual                          Ireland        16,200,000 EUR       9,958,589
             CIT Group Inc.,
(j)             New Term Loan Tranche 1B, FRN, 13.00%, 1/20/12                United States        349,200             362,004
                senior secured sub. bond, 7.00%, 5/01/13                      United States        116,679             114,345
                senior secured sub. bond, 7.00%, 5/01/14                      United States        175,021             165,832
                senior secured sub. bond, 7.00%, 5/01/15                      United States      4,925,021           4,604,895
                senior secured sub. bond, 7.00%, 5/01/16                      United States      3,785,701           3,501,773
                senior secured sub. bond, 7.00%, 5/01/17                      United States        408,384             377,755
(j)             Term Loan Tranche 2A, FRN, 9.50%, 1/20/12                     United States        812,700             833,695
(i)          EGG Banking PLC, sub. note, Series 19, 7.50%, Perpetual         United Kingdom      1,740,000 GBP       2,351,239
(c,i)        Eurocastle Investment Ltd., cvt., sub. note, Reg S,
             20.00%, Perpetual                                              Guernsey Islands     1,584,790 EUR       2,355,244
(j)          First Data Corp., Term Loan B-1, FRN, 2.997%, 9/24/14            United States      2,510,548           2,229,967
(i)          HT1 Funding GmbH, 6.352%, Perpetual                                 Germany         3,100,000 EUR       3,120,250
                                                                                                               ---------------
             TOTAL CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS (COST $33,170,729)                     41,446,519
                                                                                                               ---------------


                                                                                                  SHARES
                                                                                              ---------------
             COMPANIES IN LIQUIDATION (COST $ -- ) 0.0%
(a, c)       FIM Coinvestor Holdings I, LLC                                   United States         4,357,178               --
                                                                                                               ---------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $453,305,641)                                   413,828,376
                                                                                                               ---------------

                                                                                                PRINCIPAL
                                                                                                AMOUNT (h)
                                                                                              ---------------
             SHORT TERM INVESTMENTS 6.3%
             U.S. GOVERNMENT AND AGENCY SECURITIES 6.3%
(l)          FHLB, 4/01/10                                                    United States        13,600,000       13,600,000
(l)          U.S. Treasury Bills,
                4/15/10                                                       United States         5,000,000        4,999,735
                5/20/10                                                       United States         5,000,000        4,999,080
                6/24/10                                                       United States         5,000,000        4,998,540
                                                                                                               ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST
             $28,597,341)                                                                                           28,597,355
                                                                                                               ---------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $481,902,982)                                       442,425,731
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             MONEY MARKET FUNDS (COST $57,872) 0.0%(m)

(a)          Bank of New York Institutional Cash Reserve Fund,
             Series B                                                         United States            57,872  $        46,298
                                                                                                               ---------------
             TOTAL INVESTMENTS (COST $481,960,854) 97.5%                                                           442,472,029
             OTHER ASSETS, LESS LIABILITIES 2.5%                                                                    11,342,712
                                                                                                               ---------------
             NET ASSETS 100.0%                                                                                 $   453,814,741
                                                                                                               ---------------

(a)  Non-income producing.

(b)  See Note 6 regarding holdings of 5% voting securities.

(c)  See Note 5 regarding restricted securities.

(d) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(e) Security has been deemed illiquid because it may not be able to be sold within seven days.

(g) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2010, the aggregate value of these securities was $5,102,325, representing 1.12% of net assets.

(h)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(i)  Perpetual security with no stated maturity date.

(j)  The coupon rate shown represents the rate at period end.

(k) Defaulted security or security for which income has been deemed uncollectible.

(l)  The security is traded on a discount basis with no stated coupon rate.

(m)  Rounds to less than 0.1% of net assets.

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                          CONTRACT     SETTLEMENT    UNREALIZED      UNREALIZED
CURRENCY             COUNTERPARTY   TYPE     QUANTITY      AMOUNT        DATE       APPRECIATION    DEPRECIATION
--------             ------------   ----   -----------   -----------   ----------   -------------   -------------
British Pound            BANT       Buy        525,000   $   844,835    4/12/10      $       --      $ (47,785)
British Pound            SSBT       Buy        626,606       978,691    4/12/10              --        (27,384)
British Pound            DBFX       Buy         75,000       120,598    4/12/10              --         (6,734)
British Pound            BANT       Sell       140,000       211,698    4/12/10              --           (848)
British Pound            SSBT       Sell       573,410       930,938    4/12/10          60,393             --
British Pound            DBFX       Sell    22,694,939    36,508,013    4/12/10       2,052,786             --
Euro                     SSBT       Sell     4,400,000     6,010,400    4/14/10          65,698             --
Japanese Yen             SSBT       Buy    406,980,650     4,507,960    4/20/10              --       (155,441)
Japanese Yen             DBFX       Sell   334,380,650     3,674,513    4/20/10          98,426             --
Japanese Yen             SSBT       Sell    72,600,000       808,238    4/20/10          31,806             --
Danish Krone             SSBT       Buy     34,034,829     6,522,792    4/23/10              --       (347,276)
Danish Krone             BANT       Buy      5,047,906       918,556    4/23/10              --         (2,630)
Danish Krone             DBFX       Buy      1,700,000       307,815    4/23/10             645             --
Danish Krone             SSBT       Buy     10,812,122     1,940,554    4/23/10          21,272             --
Danish Krone             HAND       Sell    38,411,362     7,716,081    4/23/10         746,456             --
Danish Krone             SSBT       Sell    35,016,511     6,974,308    4/23/10         620,669             --
Danish Krone             DBFX       Sell     2,059,061       410,000    4/23/10          36,390             --
Danish Krone             BANT       Sell     6,684,709     1,309,031    4/23/10          96,111             --
Swiss Franc              DBFX       Buy      1,300,000     1,295,634    5/10/10              --        (61,815)
Swiss Franc              BBU        Sell     3,605,171     3,395,019    5/10/10              --        (26,618)
Swiss Franc              SSBT       Sell     3,550,000     3,342,750    5/10/10              --        (26,525)
Swiss Franc              BANT       Sell     2,581,925     2,434,801    5/10/10              --        (15,681)
Swiss Franc              DBFX       Sell       609,251       570,000    5/10/10              --         (8,235)
Swiss Franc              SSBT       Buy        121,800       118,774    5/10/10              --         (3,175)
Swiss Franc              SSBT       Buy        499,992       470,107    5/10/10           4,432             --
Swiss Franc              BANT       Buy        104,348        97,435    5/10/10           1,601             --
Swiss Franc              DBFX       Sell       551,184       539,999    5/10/10          16,875             --
Swiss Franc              BBU        Sell       277,151       269,999    5/10/10           6,958             --
Swiss Franc              AESX       Sell       129,461       125,000    5/10/10           2,130             --
Swiss Franc              BANT       Sell       570,571       550,000    5/10/10           8,521             --
Swiss Franc              HSBC       Sell        90,990        90,000    5/10/10           3,642             --
Swiss Franc              SSBT       Sell     2,072,658     2,038,212    5/10/10          71,070             --
New Zealand Dollar       SSBT       Sell     5,498,977     3,832,787    5/11/10              --        (61,691)
New Zealand Dollar       BANT       Buy        199,000       141,358    5/11/10              --           (422)
New Zealand Dollar       BANT       Buy        180,000       126,180    5/11/10           1,299             --
British Pound            SSBT       Sell    15,106,000    22,704,318    5/12/10              --       (225,260)
Euro                     SSBT       Buy      1,396,968     1,949,525    5/14/10              --        (62,085)
Euro                     SSBT       Sell    11,803,492    15,991,489    5/14/10          43,819             --
Euro                     BANT       Sell       370,000       504,228    5/14/10           4,321             --
Euro                     DBFX       Sell       390,000       532,315    5/14/10           5,387             --
Australian Dollar        SSBT       Sell     5,974,500     5,479,692    5/19/10          27,000             --
Euro                     SSBT       Sell     7,770,000    10,611,178    7/16/10         113,297             --
Norwegian Krone          DBFX       Sell    88,358,542    14,793,694    8/16/10          27,220             --
Euro                     SSBT       Sell    10,000,000    13,590,000    8/31/10          80,085             --
Euro                     BANT       Sell     1,539,284     2,105,740    8/31/10          26,181             --

Franklin Mutual Series Funds
MUTUAL FINANCIAL SERVICES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                          CONTRACT     SETTLEMENT    UNREALIZED      UNREALIZED
CURRENCY             COUNTERPARTY   TYPE    QUANTITY       AMOUNT         DATE      APPRECIATION    DEPRECIATION
--------             ------------   ----   ----------    -----------   ---------    -------------   ------------
Euro                     DBFX       Sell      150,000    $  202,367    9/15/10       $       --     $      (651)
Euro                     BANT       Sell       50,000        67,695    9/15/10               --            (227)
Euro                     DBFX       Sell    1,370,000     1,878,071    9/15/10           27,250              --
Euro                     BANT       Sell      240,000       329,198    9/15/10            4,967              --
                                                                                     ----------     -----------
Unrealized appreciation (depreciation)                                                4,306,707      (1,080,483)
                                                                                     ----------     -----------
Net unrealized appreciation (depreciation)                                           $3,226,224
                                                                                     ==========

ABBREVIATIONS

COUNTERPARTY

AESX   Credit Suisse International
BANT   Bank of America N.A.
BBU    Barclays Bank
DBFX   Deutsche Bank AG
HAND   Svenska Handelsbanken
HSBC   HSBC Bank USA
SSBT   State Street Bank and Trust Co.

CURRENCY

EUR    Euro
GBP    British Pound
USD    United States Dollar

SELECTED PORTFOLIO

ADR    American Depository Receipt
FHLB   Federal Home Loan Bank
FRN    Floating Rate Note
SPDR   S&P Depository Receipt

Franklin Mutual Series Funds
Mutual Global Discovery Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                COUNTRY          CONTRACTS         VALUE
                                                                            ----------------  ---------------  ---------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 72.2%
             AIRLINES 0.0%
   (a, b, c) Northwest Airlines Corp., Contingent Distribution                United States        69,160,000  $            --
                                                                                                               ---------------
             AUTO COMPONENTS 0.2%
   (a, b, c) Collins & Aikman Products Co., Contingent Distribution           United States         1,967,769           19,678
   (a, b, c) Dana Holding Corp., Contingent Distribution                      United States        25,003,000               --
   (a, d, e) IACNA Investor LLC                                               United States           402,771            4,028
   (a, d, f) International Automotive Components Group Brazil LLC                 Brazil            3,819,425        5,837,935
(a, d, e, f) International Automotive Components Group Japan LLC                  Japan               650,533        4,431,053
   (a, d, f) International Automotive Components Group LLC                      Luxembourg         13,618,870        7,198,526
   (a, d, f) International Automotive Components Group NA LLC, A              United States        11,533,276        6,901,743
                                                                                                               ---------------
                                                                                                                    24,392,963
                                                                                                               ---------------
             AUTOMOBILES 0.1%
             Daimler AG (EUR Traded)                                             Germany              415,234       19,592,990
             Daimler AG (USD Traded)                                             Germany               30,600        1,438,506
                                                                                                               ---------------
                                                                                                                    21,031,496
                                                                                                               ---------------
             BEVERAGES 4.9%
             Brown-Forman Corp., A                                            United States           143,200        8,992,960
             Brown-Forman Corp., B                                            United States           525,362       31,232,771
             Carlsberg AS, A                                                     Denmark              113,300        9,585,856
             Carlsberg AS, B                                                     Denmark            4,089,551      343,328,577
             Coca-Cola Enterprises Inc.                                       United States         2,129,800       58,910,268
             Dr. Pepper Snapple Group Inc.                                    United States         2,829,231       99,504,054
             Pernod Ricard SA                                                     France            3,356,426      285,096,531
                                                                                                               ---------------
                                                                                                                   836,651,017
                                                                                                               ---------------
             CAPITAL MARKETS 2.2%
             Morgan Stanley                                                   United States         7,034,170      206,030,839
         (a) UBS AG                                                            Switzerland          9,961,048      161,985,164
                                                                                                               ---------------
                                                                                                                   368,016,003
                                                                                                               ---------------
             CHEMICALS 0.7%
             Airgas Inc.                                                      United States           290,855       18,504,195
   (a, b, c) Dow Corning Corp., Contingent Distribution                       United States        14,735,153        2,857,538
             Sika AG                                                           Switzerland             53,929       91,075,541
                                                                                                               ---------------
                                                                                                                   112,437,274
                                                                                                               ---------------
             COMMERCIAL BANKS 4.4%
             Barclays PLC                                                    United Kingdom        32,061,544      175,390,580
             BNP Paribas                                                          France            2,221,500      170,657,182
   (a, d, e) FE Capital Holdings Ltd.                                             Japan                29,212               --
         (a) Intesa Sanpaolo SpA                                                  Italy            40,364,908      150,380,278
      (a, d) NCB Warrant Holdings Ltd., A                                         Japan               135,864               --
             PNC Financial Services Group Inc.                                United States         1,500,600       89,585,820
             Wells Fargo & Co.                                                United States         5,406,608      168,253,641
                                                                                                               ---------------
                                                                                                                   754,267,501
                                                                                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES 0.0%(h)
         (a) Comdisco Holding Co. Inc.                                        United States               929            7,934
   (a, b, c) Comdisco Holding Co. Inc., Contingent Distribution               United States        37,660,000               --
             Fursys Inc.                                                       South Korea            194,105        4,803,517
                                                                                                               ---------------
                                                                                                                     4,811,451
                                                                                                               ---------------
             COMMUNICATIONS EQUIPMENT 0.4%
             Tandberg ASA                                                         Norway            2,413,770       68,848,803
                                                                                                               ---------------
             COMPUTERS & PERIPHERALS 0.2%
      (a, d) DecisionOne Corp.                                                United States           359,884          461,641
      (a, d) DecisionOne Corp., wts., 6/08/17                                  nited States           197,603          253,475

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Mutual Series Funds
Mutual Global Discovery Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

         (a) Dell Inc.                                                        United States         1,677,860  $    25,184,679
                                                                                                               ---------------
                                                                                                                    25,899,795
                                                                                                               ---------------
             CONSTRUCTION MATERIALS 0.5%
             CRH PLC                                                             Ireland            2,494,631       62,318,160
             Hanil Cement Co. Ltd.                                             South Korea            296,309       19,065,178
                                                                                                               ---------------
                                                                                                                    81,383,338
                                                                                                               ---------------
             CONSUMER FINANCE 0.1%
      (a, d) Cerberus CG Investor I LLC                                       United States         9,005,073        2,791,573
      (a, d) Cerberus CG Investor II LLC                                      United States         9,005,073        2,791,573
      (a, d) Cerberus CG Investor III LLC                                     United States         4,502,537        1,395,786
      (a, d) GMAC Inc.                                                        United States               822       11,719,808
                                                                                                               ---------------
                                                                                                                    18,698,740
                                                                                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES 3.5%
             Bank of America Corp.                                            United States        18,398,840      328,419,294
             Deutsche Boerse AG                                                  Germany            2,632,652      195,199,614
             Guinness Peat Group PLC                                         United Kingdom        33,567,186       20,263,503
   (a, b, c) Marconi Corp., Contingent Distribution                          United Kingdom        33,909,700               --
   (a, d, e) North American Financial Holdings Inc., 144A                     United States         1,936,499       36,793,481
   (a, d, e) North American Financial Holdings Inc., 144A, non-voting         United States           801,419       15,226,961
                                                                                                               ---------------
                                                                                                                   595,902,853
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 1.8%
      (a, d) AboveNet Inc.                                                    United States           733,402       37,205,484
      (a, d) AboveNet Inc., stock grant, grant price $10.475,
             expiration date 9/09/13                                          United States               464           74,713
      (a, d) AboveNet Inc., stock grant, grant price $30, expiration
             date 9/07/18                                                     United States               100            8,292
      (a, d) AboveNet Inc., wts., 9/08/10                                     United States            14,911        1,163,058
             Cable & Wireless Communication PLC                              United Kingdom        39,390,535       33,132,882
         (a) Cable & Wireless Worldwide PLC                                  United Kingdom        39,390,535       55,022,114
   (a, b, c) Global Crossing Holdings Ltd., Contingent Distribution           United States        45,658,716               --
             Koninklijke KPN NV                                                Netherlands         10,726,339      169,989,042
                                                                                                               ---------------
                                                                                                                   296,595,585
                                                                                                               ---------------
             ELECTRIC UTILITIES 2.6%
   (a, b, c) Calpine Corp., Contingent Distribution                           United States        12,095,000               --
             E.ON AG                                                             Germany            4,793,370      177,056,086
             Exelon Corp.                                                     United States         5,081,970      222,641,106
         (a) Prime Infrastructure Group                                         Australia          14,532,996       48,682,446
                                                                                                               ---------------
                                                                                                                   448,379,638
                                                                                                               ---------------
             ELECTRICAL EQUIPMENT 0.5%
             Alstom SA                                                           France             1,215,160       75,799,220
                                                                                                               ---------------
             ENERGY EQUIPMENT & SERVICES 4.4%
             Bourbon SA                                                          France             1,134,754       49,067,163
         (a) BW Offshore Ltd.                                                   Norway            17,470,158       31,162,587
         (a) Compagnie Generale de Geophysique SA                                France             2,902,660       82,374,018
         (a) Petroleum Geo-Services ASA                                          Norway             1,924,646       25,213,915
         (a) Pride International Inc.                                         United States         2,855,610       85,982,417
             Seadrill Ltd.                                                       Bermuda           10,795,821      251,614,844
             Smith International Inc.                                         United States         2,018,000       86,410,760
         (a) Transocean Ltd.                                                  United States         1,544,674      133,428,940
                                                                                                               ---------------
                                                                                                                   745,254,644
                                                                                                               ---------------
             FOOD & STAPLES RETAILING 2.3%
             Carrefour SA                                                        France               689,735       33,253,653
             CVS Caremark Corp.                                               United States         7,773,940      284,215,246
             Koninklijke Ahold NV                                              Netherlands          6,052,010       80,702,723
                                                                                                               ---------------
                                                                                                                   398,171,622
                                                                                                               ---------------
             FOOD PRODUCTS 5.1%
             CSM NV                                                            Netherlands          3,048,692       94,735,507
             Danone                                                              France             2,719,486      163,867,596
         (e) Farmer Brothers Co.                                              United States           897,123       16,812,085
             Kraft Foods Inc., A                                              United States         7,164,131      216,643,321

Franklin Mutual Series Funds
Mutual Global Discovery Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             Lotte Confectionery Co. Ltd.                                      South Korea             52,189  $    60,839,888
      (a, i) Marine Harvest                                                       Norway            8,024,627        7,130,001
             Nestle SA                                                         Switzerland          4,815,172      246,697,617
             Nong Shim Co. Ltd.                                                South Korea            210,569       42,245,935
             Rieber & Son ASA                                                     Norway            3,605,065       25,661,632
                                                                                                               ---------------
                                                                                                                   874,633,582
                                                                                                               ---------------
              HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
             Alcon Inc.                                                        Switzerland            403,835       65,243,583
         (a) Boston Scientific Corp.                                          United States         9,912,050       71,565,001
                                                                                                               ---------------
                                                                                                                   136,808,584
                                                                                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES 1.4%
             Rhoen-Klinikum AG                                                   Germany            4,217,560      107,979,641
             UnitedHealth Group Inc.                                          United States         3,713,710      121,326,906
                                                                                                               ---------------
                                                                                                                   229,306,547
                                                                                                               ---------------
             HOTELS, RESTAURANTS & LEISURE 0.4%
         (g) Accor SA                                                             France            1,282,214       70,956,447
                                                                                                               ---------------
             HOUSEHOLD DURABLES 0.2%
             Stanley Black & Decker Inc.                                      United States           523,690       30,065,043
                                                                                                               ---------------
             INDUSTRIAL CONGLOMERATES 3.0%
             Jardine Matheson Holdings Ltd.                                     Hong Kong           4,224,266      140,668,058
             Jardine Strategic Holdings Ltd.                                    Hong Kong           9,774,205      188,055,704
             Orkla ASA                                                            Norway           20,568,718      181,890,809
                                                                                                               ---------------
                                                                                                                   510,614,571
                                                                                                               ---------------
             INSURANCE 4.1%
             ACE Ltd.                                                         United States         3,773,435      197,350,650
         (a) Alleghany Corp.                                                  United States            79,637       23,158,294
         (a) Berkshire Hathaway Inc., A                                       United States               503       61,265,400
         (a) Berkshire Hathaway Inc., B                                       United States           851,500       69,201,405
             E-L Financial Corp. Ltd.                                             Canada              177,619       77,853,194
   (a, d, e) Imagine Group Holdings Ltd.                                         Bermuda            2,410,917       28,148,661
             Old Republic International Corp.                                 United States         1,246,689       15,808,017
      (a, d) Olympus Re Holdings Ltd.                                         United States            47,160           41,751
             Partnerre Ltd.                                                      Bermuda            1,438,100      114,645,332
             White Mountains Insurance Group Ltd.                             United States           172,815       61,349,325
             Zurich Financial Services AG                                      Switzerland            215,360       55,229,419
                                                                                                               ---------------
                                                                                                                   704,051,448
                                                                                                               ---------------
             MACHINERY 1.5%
(a, d, e, f) MCII Holdings Inc.                                               United States             5,051               --
             Schindler Holding AG, PC                                          Switzerland          2,263,002      199,247,235
             Schindler Holding AG, Registered                                  Switzerland            659,880       57,348,205
                                                                                                               ---------------
                                                                                                                   256,595,440
                                                                                                               ---------------
             MARINE 1.0%
             A P Moller - Maersk AS                                              Denmark               23,051      175,698,380
                                                                                                               ---------------
             MEDIA 1.8%
             Daekyo Co. Ltd.                                                   South Korea          3,675,700       17,802,674
             Eutelsat Communications                                              France            5,767,875      205,103,523
         (a) JC Decaux SA                                                         France            2,706,781       75,663,253
      (a, c) TVMAX Holdings Inc.                                              United States           118,432               --
                                                                                                               ---------------
                                                                                                                   298,569,450
                                                                                                               ---------------
             MULTI-UTILITIES 1.1%
             GDF Suez                                                             France            2,847,659      110,033,623
             RWE AG                                                              Germany              834,968       74,194,048
                                                                                                               ---------------
                                                                                                                   184,227,671
                                                                                                               ---------------
             OFFICE ELECTRONICS 1.0%
             Xerox Corp.                                                      United States        17,470,527      170,337,638
                                                                                                               ---------------

Franklin Mutual Series Funds
Mutual Global Discovery Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             OIL, GAS & CONSUMABLE FUELS 3.9%
             BP PLC                                                          United Kingdom         1,647,344  $    15,592,246
             Royal Dutch Shell PLC, A                                        United Kingdom         8,844,094      255,883,820
             Total SA, B                                                         France             2,492,194      144,717,034
             Total SA, B, ADR                                                    France               417,296       24,211,514
             XTO Energy Inc.                                                  United States         4,802,390      226,576,760
                                                                                                               ---------------
                                                                                                                   666,981,374
                                                                                                               ---------------
             PAPER & FOREST PRODUCTS 0.3%
             Weyerhaeuser Co.                                                 United States         1,148,084       51,973,763
                                                                                                               ---------------
             PHARMACEUTICALS 0.1%
             Eli Lilly & Co.                                                  United States           383,200       13,879,504
                                                                                                               ---------------
             PROFESSIONAL SERVICES 0.2%
             Teleperformance                                                     France             1,195,747       41,195,604
                                                                                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 1.3%
             The Link REIT                                                      Hong Kong          91,136,430      223,725,454
                                                                                                               ---------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 0.5%
      (a, c) Canary Wharf Group PLC                                          United Kingdom         5,400,183       25,590,203
             Great Eagle Holdings Ltd.                                          Hong Kong          12,911,868       36,086,877
             Swire Pacific Ltd., B                                              Hong Kong          10,866,015       23,987,313
                                                                                                               ---------------
                                                                                                                    85,664,393
                                                                                                               ---------------
             SOFTWARE 2.7%
             Microsoft Corp.                                                  United States         9,666,180      282,929,089
             Nintendo Co. Ltd.                                                    Japan               521,333      174,493,107
                                                                                                               ---------------
                                                                                                                   457,422,196
                                                                                                               ---------------
             TOBACCO 10.5%
             Altria Group Inc.                                                United States         5,940,908      121,907,432
             British American Tobacco PLC                                    United Kingdom        13,142,692      453,267,562
             Imperial Tobacco Group PLC                                      United Kingdom        12,696,984      387,484,378
             ITC Ltd.                                                             India            15,068,790       88,453,091
             Japan Tobacco Inc.                                                   Japan                41,878      155,841,779
             KT&G Corp.                                                        South Korea          1,036,480       57,345,573
             Lorillard Inc.                                                   United States         3,059,390      230,188,504
             Philip Morris International Inc.                                 United States         2,036,358      106,216,433
             Reynolds American Inc.                                           United States         3,334,250      179,982,815
                                                                                                               ---------------
                                                                                                                 1,780,687,567
                                                                                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS 0.6%
      (a, e) Kloeckner & Co. SE                                                  Germany            3,588,004      105,919,460
                                                                                                               ---------------
             TRANSPORTATION INFRASTRUCTURE 0.2%
             Groupe Eurotunnel SA                                                France             3,608,961       36,788,563
                                                                                                               ---------------
             WIRELESS TELECOMMUNICATION SERVICES 1.7%
             Vodafone Group PLC                                              United Kingdom       125,702,900      290,194,575
                                                                                                               ---------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $10,041,646,145)                              12,272,839,197
             PREFERRED STOCKS 0.3%                                                                             ---------------
             AUTOMOBILES 0.2%
             Volkswagen AG, pfd.                                                 Germany              363,984       33,390,542
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(h)
      (a, d) PTV Inc., 10.00%, pfd., A                                       United Kingdom            86,280           11,863
                                                                                                               ---------------
             MACHINERY 0.1%
(d, e, f, j) MCII Holdings Inc., PIK, pfd., A                                 United States            39,391       11,026,337
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

TOTAL PREFERRED STOCKS (COST $69,518,228)                                                                      $    44,428,742
                                                                                                               ---------------

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT (k)
                                                                                              ---------------
             CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS 5.4%
      (g, l) Avaya Inc., Term Loan B-1, FRN, 3.002%, 10/26/14                 United States       207,218,000      185,423,018
         (l) BP Capital Markets PLC, FRN, 1.258%, 3/17/11                    United Kingdom        97,708,000       98,709,409
      (d, m) Cerberus CG Investor I LLC, 12.00%, 7/31/14                      United States         7,903,600        2,450,116
      (d, m) Cerberus CG Investor II LLC, 12.00%, 7/31/14                     United States         7,903,600        2,450,116
      (d, m) Cerberus CG Investor III LLC, 12.00%, 7/31/14                    United States         3,951,800        1,225,058
             CIT Group Inc.,
         (l)    New Term Loan Tranche 1B, FRN, 13.00%, 1/20/12                United States         4,097,700        4,247,950
                senior secured sub. bond, 7.00%, 5/01/13                      United States        21,446,296       21,017,370
                senior secured sub. bond, 7.00%, 5/01/14                      United States        35,753,445       33,876,389
                senior secured sub. bond, 7.00%, 5/01/15                      United States        36,717,445       34,330,811
                senior secured sub. bond, 7.00%, 5/01/16                      United States        90,202,744       83,437,538
                senior secured sub. bond, 7.00%, 5/01/17                      United States        66,142,043       61,181,390
         (l)    Term Loan Tranche 2A, FRN, 9.50%, 1/20/12                     United States        24,759,900       25,399,523
             ConocoPhillips, senior note, 8.75%, 5/25/10                      United States         7,904,000        7,996,998
             DecisionOne Corp.,
         (d)    senior secured note, 15.00%, 11/30/13                         United States           481,804          481,804
         (c)    Term Loan B, 15.00%, 8/29/13                                  United States            84,271           84,271
         (l) First Data Corp., Term Loan B-1, FRN, 2.997%, 9/24/14            United States        44,218,603       39,276,688
   (c, f, l) International Automotive Components Group NA Inc.,
             Revolver, FRN, 5.50%, 1/18/13                                    United States         2,287,131        2,287,131
   (d, f, m) International Automotive Components Group NA LLC, 9.00%,
             4/01/17                                                          United States         3,472,200        3,576,409
         (l) Realogy Corp., FRN,
         (g)    Delayed Draw Term Loan B, 3.251%, 10/10/13                    United States        69,568,418       61,634,140
                Initial Term Loan B, 3.251%, 10/10/13                         United States        99,224,783       87,908,197
                Synthetic Letter of Credit, 0.083%, 10/10/13                  United States        21,842,318       19,351,202
             Seadrill Ltd., cvt., senior note, 3.625%, 11/08/12                  Bermuda           14,200,000       14,359,750
             Telecom Italia Capital SA, 4.875%, 10/01/10                          Italy            22,726,000       23,108,088
         (l) Texas Competitive Electric Holdings Co. LLC, Delayed Draw
                Term Loan, FRN, 3.729%, 10/10/14                              United States       121,878,545       98,154,521
      (c, m) TVMAX Holdings Inc., PIK,
                11.50%, 6/30/10                                               United States           688,563               --
                14.00%, 6/30/10                                               United States         1,000,687               --
                                                                                                               ---------------
             TOTAL CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS (COST $895,628,026)                   911,967,887
                                                                                                               ---------------

                                                                                                  SHARES
                                                                                              ---------------
             COMPANIES IN LIQUIDATION (COST $7,873,768) 0.0%H
         (a) Adelphia Recovery Trust                                          United States        45,477,593        1,591,716
      (a, b) Adelphia Recovery Trust, Arahova Contingent Value
             Vehicle, Contingent Distribution                                 United States         5,538,790        1,357,004
   (a, b, c) Century Communications Corp., Contingent Distribution            United States        15,282,000               --
      (a, d) FIM Coinvestor Holdings I, LLC                                   United States        30,279,560               --
                                                                                                               ---------------
                                                                                                                     2,948,720
                                                                                                               ---------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $11,014,666,167)                             13,232,184,546
                                                                                                               ---------------

SHORT TERM INVESTMENTS 21.5%

                                                                                                 PRINCIPAL
                                                                                                  AMOUNT(k)
                                                                                              ---------------
             SENIOR FLOATING RATE INTERESTS (COST $2,110,430) 0.0%(h)
         (l) Lyondell Chemical Co., DIP Delayed Draw Term Loan, FRN,
                13.00%, 6/03/10                                               United States         2,121,126       2,204,646
             U.S. GOVERNMENT AND AGENCY SECURITIES 21.5%
         (n) FHLB, 4/01/10                                                    United States       176,100,000     176,100,000
         (n) U.S. Treasury Bills,

Franklin Mutual Series Funds
Mutual Global Discovery Fund
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             5/06/10                                                          United States       225,000,000  $   224,972,325
             5/13/10                                                          United States       225,000,000      224,964,450
             6/03/10                                                          United States       200,000,000      199,953,250
             6/10/10                                                          United States       175,000,000      174,955,025
         (o) 6/17/10                                                          United States       175,000,000      174,949,425
             7/15/10                                                          United States       175,000,000      174,923,350
             8/26/10                                                          United States       225,000,000      224,825,038
             9/23/10                                                          United States       275,000,000      274,709,960
             4/01/10 -10/21/10                                                United States     1,802,500,000    1,801,574,998
                                                                                                               ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST
             $3,651,726,744)                                                                                     3,651,927,821
                                                                                                               ---------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $14,668,503,341)                                 16,886,317,013
                                                                                                               ---------------

                                                                                                   SHARES
                                                                                              ---------------
             INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED SECURITIES 0.1%
             MONEY MARKET FUNDS 0.1%
             Bank of New York Institutional Cash Reserve Fund,
         (p) Series A, 0.13%                                                  United States        11,252,000       11,252,000
         (a) Series B                                                         United States           283,417          226,733
                                                                                                               ---------------
             TOTAL INVESTMENTS FROM CASH COLLATERAL RECEIVED FOR LOANED
             SECURITIES (COST $11,535,417)                                                                          11,478,733
                                                                                                               ---------------
             TOTAL INVESTMENTS (COST $14,680,038,758) 99.4%                                                     16,897,795,746
             SECURITIES SOLD SHORT (1.9)%                                                                         (317,526,808)
             OTHER ASSETS, LESS LIABILITIES 2.5%                                                                   425,520,089
                                                                                                               ---------------
             NET ASSETS 100.0%                                                                                 $17,005,789,027
                                                                                                               ---------------

                                                                                                  SHARES
                                                                                              ---------------
             SECURITIES SOLD SHORT (1.9)%
             ENERGY EQUIPMENT & SERVICES (0.5)%
             Schlumberger Ltd.                                                United States         1,405,739  $   (89,208,197)
                                                                                                               ---------------
             OIL & GAS & CONSUMABLE FUELS (1.4)%
             Exxon Mobil Corp.                                                United States         3,408,758     (228,318,611)
                                                                                                               ---------------
             TOTAL SECURITIES SOLD SHORT (PROCEEDS $320,881,990)                                               $  (317,526,808)
                                                                                                               ---------------

(a)  Non-income producing.

(b) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(c) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2010, the aggregate value of these securities was $30,838,821, representing 0.18% of net assets.

(d)  See Note 5 regarding restricted securities.

(e)  See Note 6 regarding holdings of 5% voting securities.

(f)  See Note 7 regarding other considerations.

(g)  A portion or all of the security purchased on a delayed delivery basis.

(h)  Rounds to less than 0.1% of net assets.

(i)  A portion or all of the security is on loan at March 31, 2010.

(j)  Income may be received in additional securities and/or cash.

(k)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(l)  The coupon rate shown represents the rate at period end.

(m) Defaulted security or security for which income has been deemed uncollectible.

(n)  The security is traded on a discount basis with no stated coupon rate.

(o) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2010, the value of this security and cash pledged amounted to $475,525,256.

(p)  The rate shown is the annualized seven-day yield at period end.

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                           CONTRACT    SETTLEMENT    UNREALIZED   UNREALIZED
CURRENCY            COUNTERPARTY  TYPE      QUANTITY        AMOUNT        DATE     APPRECIATION  DEPRECIATION
--------            ------------  ----  ---------------  ------------  ----------  ------------  ------------
British Pound           BANT      Buy       100,300,000  $159,783,902    4/12/10   $         --  $ (7,509,453)
British Pound           DBFX      Buy        65,158,508   102,822,539    4/12/10             --    (3,899,548)
British Pound           BANT      Sell        7,560,000    11,404,036    4/12/10             --       (73,480)
British Pound           DBFX      Sell      439,140,207   715,138,355    4/12/10     48,440,120            --
British Pound           SSBT      Sell        6,237,745     9,906,362    4/12/10        436,281            --
Euro                    DBFX      Buy        54,960,000    76,621,933    4/14/10             --    (2,367,204)
Euro                    BANT      Buy        16,860,000    23,397,802    4/14/10             --      (618,786)
Euro                    SSBT      Sell      261,189,075   367,666,664    4/14/10     14,782,313            --
Euro                    DBFX      Sell      139,140,000   201,617,009    4/14/10     13,629,327            --
Euro                    HAND      Sell        3,320,000     4,559,738    4/14/10         74,190            --
South Korean Won        BANT      Sell   65,148,155,170    55,710,000    4/19/10             --    (1,825,872)
South Korean Won        DBFX      Sell   34,222,800,000    30,400,000    4/19/10        175,988            --
South Korean Won        BANT      Sell  112,273,099,000    99,452,000    4/19/10        297,533            --
Japanese Yen            HAND      Buy       411,588,450     4,550,000    4/20/10             --      (148,203)
Japanese Yen            DBFX      Buy       222,450,200     2,450,000    4/20/10             --       (70,971)
Japanese Yen            BANT      Buy       426,675,550     4,634,000    4/20/10             --       (70,851)
Japanese Yen            DBFX      Sell   10,745,128,266   118,110,073    4/20/10      3,194,609            --
Japanese Yen            SSBT      Sell      389,300,000     4,398,585    4/20/10        235,155            --
Japanese Yen            BANT      Sell    1,350,843,945    14,985,000    4/20/10        538,187            --
Danish Krone            HAND      Buy        63,479,206    12,070,000    4/23/10             --      (551,891)
Danish Krone            SSBT      Buy        16,100,000     3,104,021    4/23/10             --      (182,725)
Danish Krone            BANT      Buy        32,798,164     6,020,000    4/23/10             --       (68,873)
Danish Krone            BANT      Sell       48,644,144     8,766,495    4/23/10             --       (59,837)
Danish Krone            DBFX      Sell       27,370,796     4,920,000    4/23/10             --       (46,348)
Danish Krone            SSBT      Sell       36,096,986     6,544,686    4/23/10             --        (5,002)
Danish Krone            HAND      Sell    1,071,222,687   213,163,479    4/23/10     18,793,379            --
Danish Krone            SSBT      Sell      632,335,339   126,477,033    4/23/10     11,741,708            --
Danish Krone            BANT      Sell       93,115,339    17,759,558    4/23/10        864,062            --
Danish Krone            DBFX      Sell       67,359,970    12,805,000    4/23/10        582,738            --
Canadian Dollar         DBFX      Sell       70,405,271    66,366,848    4/30/10             --    (2,980,494)
Swiss Franc             DBFX      Sell      198,210,604   186,404,706    5/10/10             --    (1,715,297)
Swiss Franc             SSBT      Sell      164,900,000   155,273,070    5/10/10             --    (1,232,122)
Swiss Franc             BBU       Sell       98,706,679    92,952,895    5/10/10             --      (728,777)
Swiss Franc             BANT      Sell       62,485,223    58,851,854    5/10/10             --      (452,341)
Swiss Franc             SSBT      Buy         8,370,904     8,143,746    5/10/10             --      (198,993)
Swiss Franc             BANT      Buy         5,950,000     5,713,298    5/10/10             --       (66,204)
Swiss Franc             DBFX      Buy         1,498,632     1,469,607    5/10/10             --       (47,268)
Swiss Franc             SSBT      Buy         5,883,233     5,491,736    5/10/10         91,990            --
Swiss Franc             BANT      Buy         2,118,653     1,967,164    5/10/10         43,632            --
Swiss Franc             DBFX      Buy         2,193,910     2,041,986    5/10/10         40,235            --
Swiss Franc             AESX      Sell        2,894,748     2,795,000    5/10/10         47,619            --
Swiss Franc             DBFX      Sell       28,175,574    27,588,097    5/10/10        846,899            --
Swiss Franc             BBU       Sell       14,497,848    14,229,999    5/10/10        470,215            --
Swiss Franc             SSBT      Sell       77,091,265    75,372,598    5/10/10      2,205,932            --
Swiss Franc             BANT      Sell       19,346,423    18,740,000    5/10/10        379,890            --

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                           CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY            COUNTERPARTY  TYPE     QUANTITY         AMOUNT        DATE     APPRECIATION  DEPRECIATION
--------            ------------  ----  ---------------  ------------  ----------  ------------  ------------
Swiss Franc             HSBC      Sell        2,436,510  $  2,410,000    5/10/10   $     97,529  $         --
New Zealand Dollar      SSBT      Sell       27,575,353    19,220,021    5/11/10             --      (309,357)
New Zealand Dollar      BANT      Buy           990,000       703,237    5/11/10             --        (2,100)
New Zealand Dollar      BANT      Buy           900,000       630,900    5/11/10          6,497            --
British Pound           BANT      Buy        20,625,000    33,348,891    5/12/10             --    (2,041,957)
British Pound           SSBT      Buy        16,247,451    26,098,602    5/12/10             --    (1,436,401)
British Pound           BBU       Buy        12,300,000    19,833,750    5/12/10             --    (1,163,433)
British Pound           DBFX      Buy        12,980,070    20,337,174    5/12/10             --      (634,570)
British Pound           BANT      Buy        24,134,090    36,292,377    5/12/10        439,725            --
British Pound           SSBT      Buy        11,770,297    17,610,420    5/12/10        255,855            --
British Pound           DBFX      Sell      230,810,725   373,832,426    5/12/10     23,482,068            --
British Pound           SSBT      Sell       25,504,370    41,311,390    5/12/10      2,598,002            --
British Pound           BBU       Sell      100,432,856   162,008,240    5/12/10      9,560,007            --
British Pound           BANT      Sell        3,851,557     6,285,741    5/12/10        439,417            --
Euro                    DBFX      Buy        42,650,000    59,577,359    5/14/10             --    (1,953,044)
Euro                    BANT      Buy        42,650,000    59,537,268    5/14/10             --    (1,912,953)
Euro                    SSBT      Buy        24,922,822    34,641,725    5/14/10             --      (968,559)
Euro                    BBU       Buy        21,325,000    29,740,485    5/14/10             --      (928,327)
Euro                    HAND      Buy        11,089,000    15,492,775    5/14/10             --      (510,453)
Euro                    BBU       Sell      132,500,000   192,522,500    5/14/10     13,502,061            --
Euro                    BANT      Sell      141,670,000   205,018,507    5/14/10     13,608,503            --
Euro                    DBFX      Sell      173,110,000   242,662,170    5/14/10      8,773,656            --
Norwegian Krone         DBFX      Sell      799,000,000   134,420,700    5/18/10        273,507            --
Australian Dollar       SSBT      Sell       17,270,000    15,839,699    5/19/10         78,048            --
Euro                    SSBT      Sell       25,238,379    33,733,870    7/16/10             --      (365,166)
Euro                    SSBT      Sell      231,495,056   315,806,923    7/16/10      3,038,887            --
Euro                    BBU       Sell       93,932,198   127,559,925    7/16/10        650,134            --
Norwegian Krone         HAND      Buy       446,840,050    75,421,914    8/16/10             --      (746,035)
Norwegian Krone         SSBT      Buy         6,635,844     1,110,232    8/16/10             --        (1,250)
Norwegian Krone         HAND      Buy       196,309,677    32,675,494    8/16/10        131,766            --
Norwegian Krone         SSBT      Buy        20,457,892     3,392,293    8/16/10         26,629            --
Norwegian Krone         SSBT      Sell      600,000,000   100,421,771    8/16/10        149,812            --
Norwegian Krone         DBFX      Sell      600,051,765   100,470,793    8/16/10        190,182            --
Euro                    DBFX      Sell      145,000,000   196,910,000    8/31/10      1,016,225            --
Euro                    SSBT      Sell      155,000,000   210,645,000    8/31/10      1,241,310            --
Euro                    BANT      Sell       27,000,000    36,936,000    8/31/10        459,228            --
British Pound           DBFX      Sell      158,500,000   238,067,000    9/15/10             --    (2,340,360)
British Pound           BBU       Sell      158,500,000   238,225,500    9/15/10             --    (2,181,860)
British Pound           BANT      Buy        13,112,082    19,819,212    9/15/10        114,444            --
British Pound           DBFX      Sell        4,860,000     7,374,807    9/15/10          3,326            --
British Pound           BANT      Sell        4,860,000     7,391,477    9/15/10         19,996            --
Euro                    DBFX      Sell       21,790,000    29,382,420    9/15/10             --       (87,263)
Euro                    SSBT      Sell        6,398,628     8,638,705    9/15/10             --       (50,912)
Euro                    BANT      Sell        4,310,000     5,835,309    9/15/10             --       (19,538)
Euro                    BBU       Sell      165,000,000   225,390,000    9/15/10      2,481,082            --
Euro                    DBFX      Sell      200,360,000   274,049,066    9/15/10      3,370,092            --
Euro                    BANT      Sell       17,540,000    24,043,000    9/15/10        347,107            --
                                                                                   ------------  ------------
                    Unrealized appreciation (depreciation)                          204,267,097   (42,574,078)
                                                                                   ------------  ------------
                       Net unrealized appreciation (depreciation)                  $161,693,019
                                                                                   ============

Franklin Mutual Series Funds
MUTUAL GLOBAL DISCOVERY FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

AESX  Credit Suisse International
BANT  Bank of America N.A.
BBU   Barclays Bank
DBFX  Deutsche Bank AG
HAND  Svenska Handelsbanken
HSBC  HSBC Bank USA
SSBT  State Street Bank and Trust Co.

CURRENCY

EUR   Euro
USD   United States Dollar

SELECTED PORTFOLIO

ADR   American Depository Receipt
DIP   Debtor-In-Possession
FHLB  Federal Home Loan Bank
FRN   Floating Rate Note
PC    Participation Certificate
PIK   Payment-In-Kind

Franklin Mutual Series Funds
MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                  SHARES/
                                                                                 COUNTRY           RIGHTS           VALUE
                                                                            ----------------  ---------------  ---------------
             COMMON STOCKS 82.7%
             AIR FREIGHT & LOGISTICS 2.4%
             Sinotrans Ltd., H                                                   China                488,000  $       135,132
             TNT NV                                                           Netherlands               4,602          131,998
                                                                                                               ---------------
                                                                                                                       267,130
                                                                                                               ---------------
             AUTOMOBILES 1.3%
             Daimler AG (EUR Traded)                                            Germany                 2,939          138,678
             Daimler AG (USD Traded)                                            Germany                   103            4,842
         (a) Volkswagen AG, rts., 4/13/10                                       Germany                   375              233
                                                                                                               ---------------
                                                                                                                       143,753
                                                                                                               ---------------
             BEVERAGES 2.3%
             Carlsberg AS, B                                                    Denmark                 1,708          143,391
             Pernod Ricard SA                                                    France                 1,400          118,917
                                                                                                               ---------------
                                                                                                                       262,308
                                                                                                               ---------------
             CAPITAL MARKETS 2.6%
             ISIS Asset Management PLC                                       United Kingdom           159,590          150,472
         (a) UBS AG                                                           Switzerland               8,650          140,665
                                                                                                               ---------------
                                                                                                                       291,137
                                                                                                               ---------------
             CHEMICALS 1.1%
             Linde AG                                                           Germany                   591           70,537
             Symrise AG                                                         Germany                 1,968           46,876
                                                                                                               ---------------
                                                                                                                       117,413
                                                                                                               ---------------
             COMMERCIAL BANKS 4.0%
             Barclays PLC                                                    United Kingdom            20,634          112,877
             BNP Paribas                                                         France                 1,365          104,860
         (a) Intesa Sanpaolo SpA                                                 Italy                 20,166           75,129
             Intesa Sanpaolo SpA, di Risp                                        Italy                 14,895           44,625
         (a) Jyske Bank AS                                                      Denmark                 2,938          104,398
                                                                                                               ---------------
                                                                                                                       441,889
                                                                                                               ---------------
             COMMUNICATIONS EQUIPMENT 0.5%
             Tandberg ASA                                                        Norway                 1,790           51,057
                                                                                                               ---------------
             COMPUTERS & PERIPHERALS 1.1%
         (a) China Digital TV Holding Co., ADR                                   China                 16,810          123,385
                                                                                                               ---------------
             CONSTRUCTION & ENGINEERING 1.2%
         (a) Boart Longyear Group                                              Australia              452,937          139,254
                                                                                                               ---------------
             CONSTRUCTION MATERIALS 2.1%
             CRH PLC                                                            Ireland                 5,877          146,813
             SA des Ciments Vicat                                                France                 1,143           89,582
                                                                                                               ---------------
                                                                                                                       236,395
                                                                                                               ---------------
             CONTAINERS & PACKAGING 1.0%
             Rexam PLC                                                       United Kingdom            24,110          107,256
                                                                                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES 3.0%
             Deutsche Boerse AG                                                 Germany                 1,317           97,650
             First Pacific Co. Ltd.                                            Hong Kong              226,042          146,148
             Guoco Group Ltd.                                                  Hong Kong                9,000           94,124
                                                                                                               ---------------
                                                                                                                       337,922
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 2.4%
             Cable & Wireless Communication PLC                              United Kingdom            64,032           53,860
         (a) Cable & Wireless Worldwide PLC                                  United Kingdom            64,032           89,442
             Koninklijke KPN NV                                               Netherlands               2,935           46,513
             Telefonica SA                                                       Spain                  3,105           73,581
                                                                                                               ---------------
                                                                                                                       263,396
                                                                                                               ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Mutual Series Funds
MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             ELECTRIC UTILITIES 2.4%
             E.ON AG                                                            Germany                 3,757  $       138,775
             Iride SpA                                                           Italy                 11,207           21,728
             Prime Infrastructure Group                                        Australia               30,822          103,247
                                                                                                               ---------------
                                                                                                                       263,750
                                                                                                               ---------------
             ELECTRICAL EQUIPMENT 1.0%
             Alstom SA                                                           France                 1,854          115,649
                                                                                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENT 0.8%
         (a) Hollysys Automation Technologies Ltd.                           United States              7,960           91,620
                                                                                                               ---------------
             FOOD & STAPLES RETAILING 4.7%
         (a) AWB Ltd.                                                          Australia               90,046           78,921
             FamilyMart Co. Ltd.                                                 Japan                  2,700           85,895
             Koninklijke Ahold NV                                             Netherlands              11,873          158,325
             Lawson Inc.                                                         Japan                  1,600           68,267
             Shinsegae Food System Co. Ltd.                                   South Korea               1,901          134,412
                                                                                                               ---------------
                                                                                                                       525,820
                                                                                                               ---------------
             FOOD PRODUCTS 6.2%
             China Fishery Group Ltd.                                            China                113,879          161,998
             Danone                                                              France                 1,037           62,486
             Kraft Foods Inc., A                                             United States              1,889           57,124
             Lotte Confectionery Co. Ltd.                                     South Korea                  70           81,603
             Nestle SA                                                        Switzerland               2,466          126,342
             Nong Shim Co. Ltd.                                               South Korea                 582          116,765
             People's Food Holdings Ltd.                                         China                203,000           86,343
                                                                                                               ---------------
                                                                                                                       692,661
                                                                                                               ---------------
             HOTELS, RESTAURANTS & LEISURE 2.7%
             Accor SA                                                            France                 2,814          155,724
             REXLot Holdings Ltd., fgn.                                         Bermuda             1,025,000          146,537
                                                                                                               ---------------
                                                                                                                       302,261
                                                                                                               ---------------
             HOUSEHOLD DURABLES 1.2%
         (a) Berkeley Group Holdings PLC                                     United Kingdom            10,999          135,853
                                                                                                               ---------------
             INDUSTRIAL CONGLOMERATES 2.0%
             Jardine Matheson Holdings Ltd.                                    Hong Kong                1,200           39,960
             Jardine Strategic Holdings Ltd.                                   Hong Kong                2,200           42,328
             Siemens AG                                                         Germany                 1,448          145,257
                                                                                                               ---------------
                                                                                                                       227,545
                                                                                                               ---------------
             INSURANCE 10.0%
             ACE Ltd.                                                        United States              2,027          106,012
             Austbrokers Holdings Ltd.                                         Australia               12,831           60,409
             AXA SA                                                              France                 3,666           81,575
             Brit Insurance Holdings NV                                      United Kingdom             7,616           87,072
             Catlin Group Ltd.                                               United Kingdom            20,336          111,061
             CNinsure Inc., ADR                                                  China                  2,840           75,572
             Hiscox Ltd.                                                     United Kingdom            20,822          105,907
             Lancashire Holdings Ltd.                                        United Kingdom            15,151          110,809
             Resolution Ltd.                                                 United Kingdom            78,170           97,263
             Tower Australia Group Ltd.                                        Australia               62,651          152,370
             Zurich Financial Services AG                                     Switzerland                 493          126,431
                                                                                                               ---------------
                                                                                                                     1,114,481
                                                                                                               ---------------
             MACHINERY 2.1%
         (a) Demag Cranes AG                                                    Germany                 2,926          102,604
             Schindler Holding AG, PC                                         Switzerland               1,444          127,138
                                                                                                               ---------------
                                                                                                                       229,742
                                                                                                               ---------------
             MARINE 1.5%
             A P Moller - Maersk AS                                             Denmark                    22          167,687
                                                                                                               ---------------
             MEDIA 3.5%
             Eutelsat Communications                                             France                 2,184           77,662

Franklin Mutual Series Funds
MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             Seven Network Ltd.                                                Australia               13,240  $        90,890
             Sinomedia Holding Ltd.                                              China                541,800          150,030
         (a) VisionChina Media Inc., ADR                                         China                 16,370           76,939
                                                                                                               ---------------
                                                                                                                       395,521
                                                                                                               ---------------
             MULTI-UTILITIES 3.5%
             Enia SpA                                                            Italy                 13,965          112,261
             GDF Suez                                                            France                 3,642          140,727
         (a) Hera SpA                                                            Italy                  1,072            2,521
             RWE AG                                                             Germany                 1,521          135,154
                                                                                                               ---------------
                                                                                                                       390,663
                                                                                                               ---------------
             OIL, GAS & CONSUMABLE FUELS 2.8%
             Eni SpA                                                             Italy                  3,276           76,880
             Royal Dutch Shell PLC, A                                        United Kingdom             4,878          141,134
             Total SA, B                                                         France                 1,623           94,245
                                                                                                               ---------------
                                                                                                                       312,259
                                                                                                               ---------------
             PHARMACEUTICALS 0.3%
             Novartis AG                                                      Switzerland                 639           34,527
                                                                                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 0.8%
             The Link REIT                                                     Hong Kong               38,000           93,284
                                                                                                               ---------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 2.3%
             Parkway Life REIT                                                 Singapore              108,000          104,997
             Renhe Commercial Holdings                                           China                234,000           54,248
             Wheelock Properties Ltd.                                          Hong Kong              160,000          102,212
                                                                                                               ---------------
                                                                                                                       261,457
                                                                                                               ---------------
             SOFTWARE 2.2%
             Nintendo Co. Ltd.                                                   Japan                    551          184,423
         (a) RCG Holdings Ltd.                                                 Hong Kong               53,000           59,933
                                                                                                               ---------------
                                                                                                                       244,356
                                                                                                               ---------------
             TOBACCO 3.6%
             British American Tobacco PLC                                    United Kingdom             4,893          168,750
             Imperial Tobacco Group PLC                                      United Kingdom             3,910          119,325
             Japan Tobacco Inc.                                                  Japan                     30          111,640
                                                                                                               ---------------
                                                                                                                       399,715
                                                                                                               ---------------
             WIRELESS TELECOMMUNICATION SERVICES 4.1%
             MobileOne Ltd.                                                    Singapore               91,000          135,306
             SK Telecom Co. Ltd.                                              South Korea                 930          142,609
             Vodafone Group PLC                                              United Kingdom            78,921          182,195
                                                                                                               ---------------
                                                                                                                       460,110
                                                                                                               ---------------
             TOTAL COMMON STOCKS (COST $8,326,997)                                                                   9,241,256
                                                                                                               ---------------
             PREFERRED STOCKS 1.5%
             AUTOMOBILES 1.5%
             Porsche Automobile Holding SE, pfd.                                Germany                 2,142          130,300
             Volkswagen AG, pfd.                                                Germany                   375           34,401
                                                                                                               ---------------
             TOTAL PREFERRED STOCKS (COST $177,955)                                                                    164,701
                                                                                                               ---------------

                                                                                                 PRINCIPAL
                                                                                                 AMOUNT (b)
                                                                                              ---------------
             CORPORATE BONDS AND NOTES 0.7%
      (c, d) Bank of Ireland Holdings PLC, sub. note, 7.40%, Perpetual       United Kingdom        46,000 EUR           43,815
      (c, d) Chess Capital Securities, 4.83%, Perpetual                          Ireland           50,000 EUR           30,736
                                                                                                               ---------------
             TOTAL CORPORATE BONDS AND NOTES (COST $63,875)                                                             74,551
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $8,568,827)                                 $     9,480,508
                                                                                                               ---------------
             SHORT TERM INVESTMENTS (COST $1,300,000) 11.6%
             U.S. GOVERNMENT AND AGENCY SECURITIES 11.6%
         (e) FHLB, 4/01/10                                                    United States      1,300,000           1,300,000
                                                                                                               ---------------
             TOTAL INVESTMENTS (COST $9,868,827) 96.5%                                                              10,780,508
             OTHER ASSETS, LESS LIABILITIES 3.5%                                                                       386,101
                                                                                                               ---------------
             NET ASSETS 100.0%                                                                                 $    11,166,609
                                                                                                               ---------------

(a)  Non-income producing.

(b)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(c) Defaulted security or security for which income has been deemed uncollectible.

(d)  Perpetual security with no stated maturity date.

(e)  The security is traded on a discount basis with no stated coupon rate.

Franklin Mutual Series Funds
MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

At March 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                    CONTRACT   SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY          COUNTERPARTY  TYPE    QUANTITY     AMOUNT       DATE     APPRECIATION  DEPRECIATION
--------          ------------  ----  -----------  ----------  ----------  ------------  ------------
South Korean Won      BANT      Sell   35,185,080  $   30,000    4/19/10     $     --     $(1,074)
South Korean Won      BANT      Sell  149,881,600     132,800    4/19/10          431          --
South Korean Won      DBFX      Sell   56,287,500      50,000    4/19/10          290          --
Japanese Yen          DBFX      Sell   11,800,000     129,670    4/20/10        3,473          --
Japanese Yen          SSBT      Sell    6,700,000      75,843    4/20/10        4,189          --
Danish Krone          SSBT      Sell    1,037,300     206,620    4/23/10       18,405          --
Danish Krone          BANT      Sell      270,000      51,933    4/23/10        2,942          --
Singapore Dollar      SSBT      Sell      544,100     387,762    4/26/10           --      (1,135)
Swiss Franc           BANT      Sell       86,000      80,246    5/10/10           --      (1,375)
Swiss Franc           SSBT      Sell      134,000     126,177    5/10/10           --      (1,001)
Swiss Franc           SSBT      Buy           900         870    5/10/10           --         (16)
Swiss Franc           BANT      Sell      124,000     120,308    5/10/10        2,620          --
Swiss Franc           SSBT      Sell      175,000     166,622    5/10/10          551          --
British Pound         SSBT      Sell       53,500      80,641    5/12/10           --        (568)
British Pound         BBU       Sell      707,800   1,141,752    5/12/10       67,374          --
British Pound         SSBT      Sell       60,000      96,878    5/12/10        5,804          --
Euro                  BANT      Sell    1,769,010   2,418,237    7/16/10       28,165          --
Euro                  SSBT      Sell       82,000     110,889    7/16/10          101          --
                                                                             --------     -------
Unrealized appreciation (depreciation)                                        134,345      (5,169)
                                                                             --------     -------
    Net unrealized appreciation (depreciation)                               $129,176
                                                                             ========

   Quarterly Statement of Investments    See Notes to Statements of Investments.

Franklin Mutual Series Funds
MUTUAL INTERNATIONAL FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

ABBREVIATIONS

COUNTERPARTY

BANT   Bank of America N.A.
BBU    Barclays Bank
DBFX   Deutsche Bank AG
SSBT   State Street Bank and Trust Co.

CURRENCY

EUR    Euro
USD    United States Dollar

SELECTED PORTFOLIO

ADR    American Depository Receipt
FHLB   Federal Home Loan Bank
PC     Participation Certificate

   Quarterly Statement of Investments    See Notes to Statements of Investments.

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                                 CONTRACTS/
                                                                                 COUNTRY           RIGHTS           VALUE
                                                                            ----------------  ---------------  ---------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 75.9%
             AIRLINES 0.0%
   (a, b, c) Northwest Airlines Corp., Contingent Distribution               United States         28,232,000  $            --
                                                                                                               ---------------
             AUTO COMPONENTS 0.2%
   (a, b, c) Collins & Aikman Products Co., Contingent Distribution          United States          1,217,404           12,174
   (a, b, c) Dana Holding Corp., Contingent Distribution                     United States         13,598,000               --
      (a, d) IACNA Investor LLC                                              United States            180,986            1,810
   (a, d, e) International Automotive Components Group Brazil LLC                Brazil             2,363,058        3,611,900
   (a, d, e) International Automotive Components Group Japan LLC                 Japan                307,801        2,096,562
   (a, d, e) International Automotive Components Group LLC                     Luxembourg           8,425,843        4,453,648
   (a, d, e) International Automotive Components Group NA LLC, A             United States          5,182,488        3,101,304
                                                                                                               ---------------
                                                                                                                    13,277,398
                                                                                                               ---------------
             AUTOMOBILES 0.0%(f)
         (a) Volkswagen AG, rts., 4/13/10                                       Germany               301,300          187,253
                                                                                                               ---------------
             BEVERAGES 1.9%
             Brown-Forman Corp., A                                           United States             79,200        4,973,760
             Brown-Forman Corp., B                                           United States             19,800        1,177,110
             Carlsberg AS, B                                                    Denmark               250,882       21,062,205
             Dr. Pepper Snapple Group Inc.                                   United States            842,909       29,645,110
             Pernod Ricard SA                                                    France               486,668       41,337,827
                                                                                                               ---------------
                                                                                                                    98,196,012
                                                                                                               ---------------
             BUILDING PRODUCTS 0.1%
         (a) Owens Corning Inc.                                              United States            279,965        7,122,310
                                                                                                               ---------------
             CAPITAL MARKETS 2.2%
             Morgan Stanley                                                  United States          2,757,810       80,776,255
         (a) UBS AG                                                           Switzerland           1,999,649       32,518,011
                                                                                                               ---------------
                                                                                                                   113,294,266
                                                                                                               ---------------
             CHEMICALS 0.1%
   (a, b, c) Dow Corning Corp., Contingent Distribution                      United States         20,809,194        3,022,299
                                                                                                               ---------------
             COMMERCIAL BANKS 3.3%
             Associated Banc-Corp.                                           United States          4,848,500       66,909,299
             BNP Paribas                                                         France               458,872       35,250,868
   (a, d, g) Elephant Capital Holdings Ltd.                                      Japan                 27,946               --
      (a, d) First Chicago Bancorp                                           United States            659,105          692,060
         (a) Guaranty Bancorp                                                United States          1,735,639        2,759,666
         (a) Intesa Sanpaolo SpA                                                 Italy              3,547,880       13,217,699
      (a, d) NCB Warrant Holdings Ltd., A                                        Japan                129,974               --
             Wells Fargo & Co.                                               United States          1,804,520       56,156,662
                                                                                                               ---------------
                                                                                                                   174,986,254
                                                                                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES 0.1%
         (a) Comdisco Holding Co. Inc.                                       United States                997            8,514
   (a, b, c) Comdisco Holding Co. Inc., Contingent Distribution              United States         40,189,000               --
         (a) Insun ENT Co. Ltd.                                               South Korea           1,448,946        6,198,152
                                                                                                               ---------------
                                                                                                                     6,206,666
                                                                                                               ---------------
             COMMUNICATIONS EQUIPMENT 0.4%
             Tandberg ASA                                                        Norway               772,196       22,025,616
                                                                                                               ---------------
             COMPUTERS & PERIPHERALS 0.7%
   (a, d, g) DecisionOne Corp.                                               United States          1,008,199        1,293,267
   (a, d, g) DecisionOne Corp., wts., 6/08/17                                United States            553,576          710,100
         (a) Dell Inc.                                                       United States          2,166,299       32,516,148
                                                                                                               ---------------
                                                                                                                    34,519,515
                                                                                                               ---------------

    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             CONSTRUCTION MATERIALS 0.7%
             CRH PLC                                                            Ireland             1,559,510  $    38,957,984
                                                                                                               ---------------
             CONSUMER FINANCE 0.4%
      (a, d) Cerberus CG Investor I LLC                                      United States          7,519,799        2,331,137
      (a, d) Cerberus CG Investor II LLC                                     United States          7,519,799        2,331,138
      (a, d) Cerberus CG Investor III LLC                                    United States          3,759,899        1,165,569
      (a, d) GMAC Inc.                                                       United States                438        6,244,541
         (g) White River Capital Inc.                                        United States            549,751        7,531,589
                                                                                                               ---------------
                                                                                                                    19,603,974
                                                                                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES 2.5%
             Bank of America Corp.                                           United States          6,178,050      110,278,193
             Deutsche Boerse AG                                                 Germany               254,247       18,851,301
   (a, b, c) Marconi Corp., Contingent Distribution                          United Kingdom        34,293,500               --
                                                                                                               ---------------
                                                                                                                   129,129,494
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 1.9%
      (a, d) AboveNet Inc.                                                   United States            805,153       40,845,412
      (a, d) AboveNet Inc., stock grant, grant price $10.475, expiration
                date 9/09/13                                                 United States                510           82,120
      (a, d) AboveNet Inc., stock grant, grant price $30, expiration
                date 9/07/18                                                 United States                109            9,038
      (a, d) AboveNet Inc., wts., 9/08/10                                    United States             16,099        1,255,722
             Cable & Wireless Communication PLC                              United Kingdom        15,620,149       13,138,703
         (a) Cable & Wireless Worldwide PLC                                  United Kingdom        15,620,149       21,818,785
   (a, b, c) Global Crossing Holdings Ltd., Contingent Distribution          United States         49,411,586               --
             (h) Koninklijke KPN NV                                           Netherlands           1,500,000       23,771,724
                                                                                                               ---------------
                                                                                                                   100,921,504
                                                                                                               ---------------
             ELECTRIC UTILITIES 2.4%
   (a, b, c) Calpine Corp., Contingent Distribution                          United States          4,742,000              --
             E.ON AG                                                            Germany             1,772,640       65,477,253
             Exelon Corp.                                                    United States          1,035,100       45,347,731
         (a) Prime Infrastructure Group                                        Australia            4,749,317       15,909,202
                                                                                                               ---------------
                                                                                                                   126,734,186
                                                                                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 1.0%
             Tyco Electronics Ltd.                                           United States          1,922,819       52,839,066
                                                                                                               ---------------
             ENERGY EQUIPMENT & SERVICES 4.5%
             Bourbon SA                                                          France               637,519       27,566,547
         (a) BW Offshore Ltd.                                                    Norway             2,632,818        4,696,318
         (a) Pride International Inc.                                        United States          1,692,880       50,972,617
             Seadrill Ltd.                                                      Bermuda             4,055,672       94,524,286
         (a) Transocean Ltd.                                                 United States            677,655       58,535,839
                                                                                                               ---------------
                                                                                                                   236,295,607
                                                                                                               ---------------
             FOOD & STAPLES RETAILING 2.8%
             CVS Caremark Corp.                                              United States          2,480,510       90,687,445
             Kroger Co.                                                      United States          2,531,010       54,821,677
                                                                                                               ---------------
                                                                                                                   145,509,122
                                                                                                               ---------------
             FOOD PRODUCTS 6.2%
             CSM NV                                                           Netherlands           1,176,353       36,554,167
         (h) Danone                                                              France               805,788       48,554,228
             Kraft Foods Inc., A                                             United States          1,558,479       47,128,405
             Lotte Confectionery Co. Ltd.                                     South Korea              30,405       35,444,955
         (a) Marine Harvest                                                      Norway            19,555,964       17,375,766
             Nestle SA                                                        Switzerland           2,410,451      123,495,592
             Nong Shim Co. Ltd.                                               South Korea              81,743       16,399,895
                                                                                                               ---------------
                                                                                                                   324,953,008
                                                                                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES 0.5%
         (a) Boston Scientific Corp.                                         United States          3,870,740       27,946,743
                                                                                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES 3.2%
             Rhoen-Klinikum AG                                                  Germany             3,085,456       78,995,067

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             UnitedHealth Group Inc.                                         United States          2,686,160  $    87,756,847
                                                                                                               ---------------
                                                                                                                   166,751,914
                                                                                                               ---------------
             HOUSEHOLD DURABLES 1.1%
             Stanley Black & Decker Inc.                                     United States            168,672        9,683,460
         (a) Toll Brothers Inc.                                              United States          2,236,363       46,516,350
                                                                                                               ---------------
                                                                                                                    56,199,810
                                                                                                               ---------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 2.5%
         (a) NRG Energy Inc.                                                 United States          3,373,620       70,508,658
         (a) RRI Energy Inc.                                                 United States         16,430,443       60,628,335
                                                                                                               ---------------
                                                                                                                   131,136,993
                                                                                                               ---------------
             INDUSTRIAL CONGLOMERATES 1.6%
             Orkla ASA                                                           Norway             9,599,083       84,885,454
                                                                                                               ---------------
             INSURANCE 6.2%
             ACE Ltd.                                                        United States             96,280        5,035,444
         (a) Alleghany Corp.                                                 United States            152,597       44,375,237
         (a) Berkshire Hathaway Inc., A                                      United States                119       14,494,200
         (a) Berkshire Hathaway Inc., B                                      United States            102,770        8,352,118
   (a, d, g) Imagine Group Holdings Ltd.                                      Bermuda               1,491,021       17,408,416
             Old Republic International Corp.                                United States          1,096,314       13,901,261
      (a, d) Olympus Re Holdings Ltd.                                        United States             97,300           86,140
             Partnerre Ltd.                                                     Bermuda               689,500       54,966,940
      (a, d) Symetra Financial Corp.                                         United States          3,434,760       42,252,112
             White Mountains Insurance Group Ltd.                            United States            346,730      123,089,150
                                                                                                               ---------------
                                                                                                                   323,961,018
                                                                                                               ---------------
             MACHINERY 1.0%
             Kone OYJ, B                                                        Finland             1,297,318       53,633,886
   (d, e, g) MCII Holdings Inc.                                              United States              4,285               --
                                                                                                               ---------------
                                                                                                                    53,633,886
                                                                                                               ---------------
             MARINE 0.9%
             A P Moller - Maersk AS                                             Denmark                 6,295       47,981,489
                                                                                                               ---------------
             MEDIA 0.0%
      (a, b) TVMAX Holdings Inc.                                             United States            111,391               --
                                                                                                               ---------------
             MULTI-UTILITIES 0.4%
             GDF Suez                                                            France               503,432       19,452,626
                                                                                                               ---------------
             OFFICE ELECTRONICS 1.0%
             Xerox Corp.                                                     United States          5,292,797       51,604,771
                                                                                                               ---------------
             OIL, GAS & CONSUMABLE FUELS 5.1%
             BP PLC                                                          United Kingdom           411,700        3,896,774
             Eni SpA                                                             Italy                523,870       12,294,044
             Royal Dutch Shell PLC, A                                        United Kingdom         3,626,790      104,932,951
             Total SA, B                                                         France             1,244,472       72,264,156
             XTO Energy Inc.                                                 United States          1,630,840       76,943,031
                                                                                                               ---------------
                                                                                                                   270,330,956
                                                                                                               ---------------
             PAPER & FOREST PRODUCTS 1.6%
             International Paper Co.                                         United States          2,063,980       50,794,548
             Weyerhaeuser Co.                                                United States            686,788       31,090,892
                                                                                                               ---------------
                                                                                                                    81,885,440
                                                                                                               ---------------
             PHARMACEUTICALS 0.1%
             Eli Lilly & Co.                                                 United States            148,400        5,375,048
                                                                                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 1.3%
         (a) Alexander's Inc.                                                United States            108,590       32,482,527
             The Link REIT                                                     Hong Kong           15,207,140       37,331,112
                                                                                                               ---------------
                                                                                                                    69,813,639
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             REAL ESTATE MANAGEMENT & DEVELOPMENT 0.9%
      (a, b) Canary Wharf Group PLC                                          United Kingdom         8,298,072  $    39,322,620
             Swire Pacific Ltd., B                                             Hong Kong            4,227,103        9,331,558
                                                                                                               ---------------
                                                                                                                    48,654,178
                                                                                                               ---------------
             SOFTWARE 3.3%
             Microsoft Corp.                                                 United States          3,266,054       95,597,401
             Nintendo Co. Ltd.                                                   Japan                227,156       76,030,399
                                                                                                               ---------------
                                                                                                                   171,627,800
                                                                                                               ---------------
             TOBACCO 9.3%
             Altria Group Inc.                                               United States          3,759,637       77,147,751
             British American Tobacco PLC                                    United Kingdom         2,984,134      102,917,358
             Imperial Tobacco Group PLC                                      United Kingdom         1,563,678       47,720,057
             Japan Tobacco Inc.                                                  Japan                  9,642       35,881,046
             KT&G Corp.                                                       South Korea             434,336       24,030,610
             Lorillard Inc.                                                  United States            987,631       74,309,357
             Philip Morris International Inc.                                United States          1,488,277       77,628,528
             Reynolds American Inc.                                          United States            962,850       51,974,643
                                                                                                               ---------------
                                                                                                                   491,609,350
                                                                                                               ---------------
             TRADING COMPANIES & DISTRIBUTORS 1.0%
         (a) Kloeckner & Co. SE                                                 Germany             1,727,701       51,002,495
                                                                                                               ---------------
             TRANSPORTATION INFRASTRUCTURE 0.8%
             Groupe Eurotunnel SA                                                France             4,300,792       43,840,861
                                                                                                               ---------------
             WIRELESS TELECOMMUNICATION SERVICES 2.7%
             SK Telecom Co. Ltd., ADR                                         South Korea           3,848,780       66,429,943
             Vodafone Group PLC                                              United Kingdom        33,250,560       76,761,412
                                                                                                               ---------------
                                                                                                                   143,191,355
                                                                                                               ---------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $3,303,350,217)                                3,988,667,360
                                                                                                               ---------------
             PREFERRED STOCKS 1.4%
             AUTOMOBILES 1.2%
             Volkswagen AG, pfd.                                                Germany               678,658       62,257,567
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(f)
      (a, d) PTV Inc., 10.00%, pfd., A                                       United Kingdom            92,938           12,779
                                                                                                               ---------------
             MACHINERY 0.2%
(d, e, g, i) MCII Holdings Inc., PIK, pfd., A                                United States             33,423        9,355,772
                                                                                                               ---------------
             TOTAL PREFERRED STOCKS (COST $89,671,816)                                                              71,626,118
                                                                                                               ---------------

                                                                                               PRINCIPAL (j)
                                                                                                   AMOUNT
                                                                                              ---------------
             CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS 6.7%
      (k, l) Avaya Inc., Term Loan B-1, FRN, 3.002%, 10/26/14                United States         89,138,000       79,762,554
         (k) BP Capital Markets PLC, FRN, 1.258%, 3/17/11                    United Kingdom        30,000,000       30,307,470
      (d, m) Cerberus CG Investor I LLC, 12.00%, 7/31/14                     United States          6,600,000        2,046,000
      (d, m) Cerberus CG Investor II LLC, 12.00%, 7/31/14                    United States          6,600,000        2,046,000
      (d, m) Cerberus CG Investor III LLC, 12.00%, 7/31/14                   United States          3,300,000        1,023,000
             CIT Group Inc.,
         (k)    New Term Loan Tranche 1B, FRN, 13.00%, 1/20/12               United States          1,390,500        1,441,485
                senior secured sub. bond, 7.00%, 5/01/13                     United States          6,787,223        6,651,479
                senior secured sub. bond, 7.00%, 5/01/14                     United States         11,284,837       10,692,383
                senior secured sub. bond, 7.00%, 5/01/15                     United States         11,591,837       10,838,368
                senior secured sub. bond, 7.00%, 5/01/16                     United States         33,333,063       30,833,083
                senior secured sub. bond, 7.00%, 5/01/17                     United States         20,811,288       19,250,441
         (k)    Term Loan Tranche 2A, FRN, 9.50%, 1/20/12                    United States          8,022,600        8,229,848

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

         (g) DecisionOne Corp.,
         (d)    senior secured note, 15.00%, 11/30/13                         United States         1,349,750  $     1,349,750
         (b)    Term Loan B, 15.00%, 8/29/13                                  United States           236,081          236,081
         (k) First Data Corp., Term Loan B-1, FRN, 2.997%, 9/24/14            United States        16,731,035       14,861,158
         (n) Indianapolis Downs LLC, senior secured note, 144A, 11.00%,
                11/01/12                                                      United States         2,950,000        1,976,500
   (b, e, k) International Automotive Components Group NA Inc.,
                Revolver, FRN, 5.50%, 1/18/13                                 United States         1,027,724        1,027,724
   (d, e, m) International Automotive Components Group NA LLC, 9.00%,
                4/01/17                                                       United States         1,560,200        1,607,025
         (k) Realogy Corp., FRN,
         (l) Delayed Draw Term Loan B, 3.251%, 10/10/13                       United States        32,941,228       29,184,281
             Initial Term Loan B, 3.251%, 10/10/13                            United States        46,915,028       41,564,369
             Synthetic Letter of Credit, 0.083%, 10/10/13                     United States        10,327,389        9,149,551
             Seadrill Ltd., cvt., senior note, 3.625%, 11/08/12                  Bermuda            5,000,000        5,056,250
         (k) Texas Competitive Electric Holdings Co. LLC, Delayed Draw
                Term Loan, FRN, 3.729%, 10/10/14                              United States        51,695,424       41,632,755
      (b, m) TVMAX Holdings Inc., PIK,
                11.50%, 6/30/10                                               United States           764,090               --
                14.00%, 6/30/10                                               United States           995,841               --
                                                                                                               ---------------
             TOTAL CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS (COST $353,680,920)                   350,767,555
                                                                                                               ---------------

                                                                                                   SHARES
                                                                                              ---------------
COMPANIES IN LIQUIDATION 0.0%(f)
         (a) Adelphia Recovery Trust                                          United States        38,254,708        1,338,915
      (a, c) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
                Contingent Distribution                                       United States         4,899,492        1,200,375
   (a, b, c) Century Communications Corp., Contingent Distribution            United States        13,497,000               --
      (a, d) FIM Coinvestor Holdings I, LLC                                   United States        16,133,491               --
                                                                                                               ---------------
             TOTAL COMPANIES IN LIQUIDATION (COST $6,524,900)                                                        2,539,290
                                                                                                               ---------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $3,753,227,853)                               4,413,600,323
                                                                                                               ---------------

                                                                                               PRINCIPAL (j)
                                                                                                   AMOUNT
                                                                                              ---------------
             SHORT TERM INVESTMENTS 16.6%
             SENIOR FLOATING RATE INTERESTS (COST $723,379) 0.0%(f)
         (k) Lyondell Chemical Co., DIP Delayed Draw Term Loan, FRN,
             13.00%, 6/03/10                                                  United States           727,045          755,673
                                                                                                               ---------------
             U.S. GOVERNMENT AND AGENCY SECURITIES 16.6%
         (o) FHLB, 4/01/10                                                    United States        47,000,000       47,000,000
         (o) U.S. Treasury Bills,
             5/06/10                                                          United States       125,000,000      124,984,625
         (p) 6/03/10                                                          United States        75,000,000       74,982,469
             6/10/10                                                          United States        75,000,000       74,980,725
             4/01/10 - 9/09/10                                                United States       552,000,000      551,712,823
                                                                                                               ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES
                (COST $873,587,141)                                                                                873,660,642
                                                                                                               ---------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS
                (COST $4,627,538,373)                                                                            5,288,016,638
                                                                                                               ---------------

                                                                                                   SHARES
                                                                                              ---------------
             MONEY MARKET FUNDS (COST $26,656) 0.0%(f)
         (a) Bank of New York Institutional Cash Reserve Fund, Series B       United States            26,656           21,325
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             TOTAL INVESTMENTS (COST $4,627,565,029) 100.6%                                                    $ 5,288,037,963
             OPTIONS WRITTEN (0.1)%                                                                                 (6,394,634)
             SECURITIES SOLD SHORT (1.5)%                                                                          (77,532,833)
             OTHER ASSETS, LESS LIABILITIES 1.0%                                                                    50,396,195
                                                                                                               ---------------
             NET ASSETS 100.0%                                                                                 $ 5,254,506,691
                                                                                                               ---------------

                                                                                                 CONTRACTS
                                                                                              ---------------
             OPTIONS WRITTEN (0.1)%
             CALL OPTIONS (0.1)%
             DIVERSIFIED TELECOMMUNICATION SERVICES (0.0)%(f)
             Koninklijke KPN NV, Jun. 10 EUR Calls, 6/18/10                    Netherlands          1,500,000  $    (2,791,607)
                                                                                                               ---------------
             FOOD PRODUCTS (0.1)%
             Danone, Jun. 37.74 EUR Calls, 6/18/10                               France               450,000       (3,603,027)
                                                                                                               ---------------
             TOTAL OPTIONS WRITTEN (PREMIUMS RECEIVED $5,480,375)                                              $    (6,394,634)
                                                                                                               ---------------

                                                                                                   SHARES
                                                                                              ---------------
             SECURITIES SOLD SHORT (PROCEEDS $79,709,535) (1.5)%
             OIL & GAS & CONSUMABLE FUELS (1.5)%
             Exxon Mobil Corp.                                                United States         1,157,552  $   (77,532,833)
                                                                                                               ---------------

(a)  Non-income producing.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2010, the aggregate value of these securities was $43,620,898, representing 0.83% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d)  See Note 5 regarding restricted securities.

(e)  See Note 7 regarding other considerations.

(f)  Rounds to less than 0.1% of net assets.

(g)  See Note 6 regarding holdings of 5% voting securities.

(h) A portion or all of the security is held in connection with written option contracts open at period end.

(i)  Income may be received in additional securities and/or cash.

(j)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(k)  The coupon rate shown represents the rate at period end.

(l)  A portion or all of the security purchased on a delayed delivery basis.

(m) Defaulted security or security for which income has been deemed uncollectible.

(n) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. This security has been deemed liquid under guidelines approved by the Fund's Board of Trustees. At March 31, 2010, the value of this security was $1,976,500, representing 0.04% of net assets.

(o)  The security is traded on a discount basis with no stated coupon rate.

(p) Security or a portion of the security has been segregated as collateral for securities sold short and open written options contracts. At March 31, 2010, the aggregate value of these securities and cash pledged amounted to $125,464,432.

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

At March 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                         CONTRACT     SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY           COUNTERPARTY  TYPE     QUANTITY        AMOUNT         DATE     APPRECIATION  DEPRECIATION
--------           ------------  ----  --------------  -------------  ----------  ------------  ------------
British Pound          BANT      Buy       35,136,436  $  55,738,515    4/12/10    $        --  $ (2,394,732)
British Pound          SSBT      Buy       20,030,063     31,457,214    4/12/10             --    (1,047,774)
British Pound          DBFX      Buy       10,185,000     16,083,273    4/12/10             --      (620,509)
British Pound          BONY      Sell      20,000,000     30,084,000    4/12/10             --      (279,798)
British Pound          BANT      Sell       4,120,000      6,219,732    4/12/10             --       (35,210)
British Pound          DBFX      Sell     136,832,066    222,907,214    4/12/10     15,170,151            --
British Pound          SSBT      Sell       2,172,415      3,433,860    4/12/10        135,721            --
Euro                   SSBT      Buy       24,716,977     33,714,086    4/14/10             --      (319,755)
Euro                   SSBT      Sell      85,510,250    120,029,120    4/14/10      4,498,908            --
Euro                   DBFX      Sell      37,720,000     54,705,479    4/14/10      3,743,172            --
Euro                   HAND      Sell         610,000        837,783    4/14/10         13,631            --
South Korean Won       BANT      Sell  30,614,721,410     26,180,000    4/19/10             --      (857,522)
South Korean Won       DBFX      Sell   8,837,137,500      7,850,000    4/19/10         45,444            --
South Korean Won       BANT      Sell  29,067,451,000     25,748,000    4/19/10         76,956            --
Japanese Yen           HAND      Buy       82,317,690        910,000    4/20/10             --       (29,641)
Japanese Yen           DBFX      Buy       45,398,000        500,000    4/20/10             --       (14,484)
Japanese Yen           BANT      Buy       83,788,250        910,000    4/20/10             --       (13,913)
Japanese Yen           DBFX      Sell   2,102,314,483     23,109,822    4/20/10        626,289            --
Japanese Yen           SSBT      Sell     351,473,480      3,844,872    4/20/10         85,983            --
Japanese Yen           BANT      Sell     122,204,640      1,380,000    4/20/10         73,063            --
Danish Krone           SSBT      Buy        3,000,000        577,921    4/23/10             --       (33,580)
Danish Krone           HAND      Buy        3,118,202        590,000    4/23/10             --       (24,212)
Danish Krone           BANT      Buy        1,852,388        340,000    4/23/10             --        (3,890)
Danish Krone           DBFX      Sell       2,058,373        370,000    4/23/10             --        (3,486)
Danish Krone           BANT      Sell       1,996,632        360,000    4/23/10             --        (2,283)
Danish Krone           SSBT      Sell       4,566,617        828,311    4/23/10             --          (288)
Danish Krone           HAND      Sell      60,642,802     12,093,611    4/23/10      1,090,159            --
Danish Krone           SSBT      Sell      42,037,687      8,360,880    4/23/10        733,270            --
Danish Krone           BANT      Sell       4,105,619        810,000    4/23/10         65,048            --
Danish Krone           DBFX      Sell       1,707,514        340,000    4/23/10         30,177            --
Swiss Franc            SSBT      Buy       26,466,551     25,710,218    5/10/10             --      (591,039)
Swiss Franc            DBFX      Sell      41,145,666     38,710,294    5/10/10             --      (340,709)
Swiss Franc            SSBT      Sell      36,617,500     34,479,755    5/10/10             --      (273,604)
Swiss Franc            BBU       Sell      22,484,714     21,174,041    5/10/10             --      (166,011)
Swiss Franc            BANT      Sell      12,949,502     12,222,734    5/10/10             --       (67,529)
Swiss Franc            BANT      Buy        2,093,377      2,026,365    5/10/10             --       (39,559)
Swiss Franc            DBFX      Buy        1,216,872      1,193,304    5/10/10             --       (38,381)
Swiss Franc            SSBT      Buy        8,386,614      7,866,664    5/10/10         93,000            --
Swiss Franc            BANT      Buy        2,533,644      2,366,049    5/10/10         38,611            --
Swiss Franc            DBFX      Buy        1,957,213      1,821,680    5/10/10         35,894            --
Swiss Franc            AESX      Sell         538,558        520,000    5/10/10          8,859            --
Swiss Franc            DBFX      Sell       3,836,871      3,770,000    5/10/10        128,459            --
Swiss Franc            BBU       Sell       1,758,471      1,720,000    5/10/10         51,050            --
Swiss Franc            BANT      Sell       2,773,154      2,690,000    5/10/10         58,185            --
Swiss Franc            HSBC      Sell       1,425,510      1,410,000    5/10/10         57,061            --
Swiss Franc            SSBT      Sell       7,127,207      6,872,890    5/10/10        108,519            --

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

                                                          CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY           COUNTERPARTY  TYPE     QUANTITY         AMOUNT        DATE     APPRECIATION  DEPRECIATION
--------           ------------  ----  --------------  -------------  ----------  ------------  ------------
British Pound          SSBT      Buy       40,495,665  $  63,448,466    5/12/10    $        --  $ (1,979,612)
British Pound          BANT      Buy        4,461,500      7,213,594    5/12/10             --      (441,430)
British Pound          SSBT      Sell      20,000,000     30,060,000    5/12/10             --      (298,239)
British Pound          BBU       Buy        2,425,000      3,910,313    5/12/10             --      (229,376)
British Pound          DBFX      Buy        2,275,000      3,564,470    5/12/10             --      (111,220)
British Pound          SSBT      Buy       10,216,945     15,353,767    5/12/10        165,473            --
British Pound          DBFX      Buy        3,800,000      5,725,688    5/12/10         42,377            --
British Pound          DBFX      Sell      79,653,587    128,972,888    5/12/10      8,065,756            --
British Pound          SSBT      Sell       9,743,625     15,757,122    5/12/10        967,157            --
British Pound          BBU       Sell      35,000,000     56,458,500    5/12/10      3,331,582            --
British Pound          BANT      Sell         418,527        683,036    5/12/10         47,749            --
Euro                   BBU       Sell      36,500,000     53,034,500    5/14/10      3,719,436            --
Euro                   BANT      Sell      41,230,000     59,480,638    5/14/10      3,774,881            --
Euro                   DBFX      Sell      34,710,000     48,516,746    5/14/10      1,620,147            --
Norwegian Krone        DBFX      Sell     350,000,000     58,882,659    5/18/10        119,809            --
Norwegian Krone        HAND      Sell      33,798,568      5,730,000    5/18/10         55,428            --
Australian Dollar      SSBT      Sell       5,650,000      5,182,067    5/19/10         25,534            --
Euro                   SSBT      Sell      79,700,000    108,843,102    7/16/10      1,162,131            --
Euro                   BBU       Sell      34,042,722     46,230,017    7/16/10        235,620            --
Norwegian Krone        HAND      Buy       33,953,360      5,704,718    8/16/10             --       (30,434)
Norwegian Krone        SSBT      Buy       25,193,896      4,227,471    8/16/10             --       (17,069)
Norwegian Krone        HAND      Buy       59,320,578      9,865,505    8/16/10         48,146            --
Norwegian Krone        SSBT      Buy       12,910,306      2,139,971    8/16/10         17,599            --
Norwegian Krone        SSBT      Sell     350,000,000     58,579,367    8/16/10         87,390            --
Norwegian Krone        DBFX      Sell      58,585,190      9,809,321    8/16/10         18,568            --
Euro                   DBFX      Sell      25,000,000     33,950,000    8/31/10        175,211            --
Euro                   SSBT      Sell      25,000,000     33,975,000    8/31/10        200,211            --
Euro                   BANT      Sell      31,000,000     42,408,000    8/31/10        527,262            --
Euro                   DBFX      Sell      14,110,000     19,019,553    9/15/10             --       (53,070)
Euro                   BANT      Sell       1,410,000      1,908,999    9/15/10             --        (6,392)
Euro                   BBU       Sell      25,000,000     34,150,000    9/15/10        375,922            --
Euro                   DBFX      Sell      49,540,000     67,812,332    9/15/10        885,618            --
Euro                   BANT      Sell       7,940,000     10,883,896    9/15/10        157,250            --
                                                                                   -----------  ------------
Unrealized appreciation (depreciation)                                              52,793,867   (10,364,751)
                                                                                   -----------  ------------
   Net unrealized appreciation (depreciation)                                      $42,429,116
                                                                                   ===========

Franklin Mutual Series Funds
MUTUAL QUEST FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

ABBREVIATIONS

COUNTERPARTY

AESX    Credit Suisse International
BANT    Bank of America N.A.
BBU     Barclays Bank
BONY    Bank of New York Mellon
DBFX    Deutsche Bank AG
HAND    Svenska Handelsbanken
HSBC    HSBC Bank USA
SSBT    State Street Bank and Trust Co.

CURRENCY

EUR     Euro

SELECTED PORTFOLIO

ADR     American Depository Receipt
DIP     Debtor-In-Possession
FHLB    Federal Home Loan Bank
FRN     Floating Rate Note
PIK     Payment-In-Kind

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                                                                  SHARES/
                                                                                                 WARRANTS/
                                                                                 COUNTRY         CONTRACTS          VALUE
                                                                            ----------------  ---------------  ---------------
             COMMON STOCKS AND OTHER EQUITY INTERESTS 82.3%
             AEROSPACE & DEFENSE 0.1%
         (a) GenCorp Inc.                                                    United States          2,073,770  $    11,944,915
                                                                                                               ---------------
             AIR FREIGHT & LOGISTICS 0.4%
             TNT NV                                                           Netherlands           2,255,958       64,707,169
                                                                                                               ---------------
             AIRLINES 0.0%
   (a, b, c) Northwest Airlines Corp., Contingent Distribution               United States        111,348,000               --
                                                                                                               ---------------
             AUTO COMPONENTS 0.3%
   (a, b, c) Collins & Aikman Products Co., Contingent Distribution          United States          3,845,673           38,457
   (a, b, c) Dana Holding Corp., Contingent Distribution                     United States         45,477,000               --
   (a, d, e) IACNA Investor LLC                                              United States            678,719            6,787
(a, d, e, f) International Automotive Components Group Brazil LLC                Brazil             7,234,813       11,058,306
(a, d, e, f) International Automotive Components Group Japan LLC                 Japan              1,104,272        7,521,660
(a, d, e, f) International Automotive Components Group LLC                     Luxembourg          25,796,752       13,635,389
(a, d, e, f) International Automotive Components Group NA LLC, A             United States         19,434,979       11,630,280
                                                                                                               ---------------
                                                                                                                    43,890,879
                                                                                                               ---------------
             AUTOMOBILES 0.4%
             Daimler AG (EUR Traded)                                            Germany             1,413,460       66,694,702
                                                                                                               ---------------
             BEVERAGES 4.6%
             Brown-Forman Corp., A                                           United States            125,460        7,878,888
             Brown-Forman Corp., B                                           United States            788,910       46,900,700
             Carlsberg AS, B                                                    Denmark               984,186       82,625,007
             Coca-Cola Enterprises Inc.                                      United States          2,011,900       55,649,154
             Dr. Pepper Snapple Group Inc.                                   United States          7,190,008      252,872,581
             PepsiCo Inc.                                                    United States          1,453,924       96,191,612
             Pernod Ricard SA                                                    France             2,186,962      185,761,664
                                                                                                               ---------------
                                                                                                                   727,879,606
                                                                                                               ---------------
             BUILDING PRODUCTS 0.5%
         (a) Owens Corning Inc.                                              United States          3,320,705       84,478,735
                                                                                                               ---------------
             CAPITAL MARKETS 1.6%
             Morgan Stanley                                                  United States          5,556,690      162,755,450
         (a) UBS AG                                                           Switzerland           5,843,234       95,021,851
                                                                                                               ---------------
                                                                                                                   257,777,301
                                                                                                               ---------------
             CHEMICALS 0.9%
   (a, b, c) Dow Corning Corp., Contingent Distribution                      United States         21,830,547        3,157,637
             Linde AG                                                           Germany             1,221,550      145,794,130
                                                                                                               ---------------
                                                                                                                   148,951,767
                                                                                                               ---------------
             COMMERCIAL BANKS 3.3%
             Barclays PLC                                                    United Kingdom        29,662,777      162,268,281
   (a, d, e) Elephant Capital Holdings Ltd.                                      Japan                 64,834               --
      (a, d) First Southern Bancorp Inc.                                     United States            430,560        9,084,816
      (a, e) Guaranty Bancorp                                                United States          5,731,834        9,113,616
         (a) Intesa Sanpaolo SpA                                                 Italy             15,273,862       56,903,081
      (a, d) NCB Warrant Holdings Ltd., A                                        Japan                301,530               --
             PNC Financial Services Group Inc.                               United States          1,384,743       82,669,157
      (a, d) State Bank and Trust Co.                                        United States          1,467,000       21,638,250
             Wells Fargo & Co.                                               United States          5,079,800      158,083,376
      (a, e) West Coast Bancorp                                              United States          7,346,200       18,953,196
   (a, d, e) West Coast Bancorp, wts., C, 10/23/16                           United States             43,036        3,581,229
                                                                                                               ---------------
                                                                                                                   522,295,002
                                                                                                               ---------------
             COMMERCIAL SERVICES & SUPPLIES 0.0%(g)
         (a) Comdisco Holding Co. Inc.                                       United States              2,122           18,122


    Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

   (a, b, c) Comdisco Holding Co. Inc., Contingent Distribution              United States         86,205,000  $            --
                                                                                                               ---------------
                                                                                                                        18,122
                                                                                                               ---------------
             COMMUNICATIONS EQUIPMENT 0.9%
         (a) Motorola Inc.                                                   United States         17,210,669      120,818,896
             Tandberg ASA                                                        Norway               597,611       17,045,867
                                                                                                               ---------------
                                                                                                                   137,864,763
                                                                                                               ---------------
             COMPUTERS & PERIPHERALS 1.1%
   (a, d, e) DecisionOne Corp.                                               United States          1,879,100        2,410,415
   (a, d, e) DecisionOne Corp., wts., 6/08/17                                United States          1,031,766        1,323,498
         (a) Dell Inc.                                                       United States         11,036,192      165,653,242
                                                                                                               ---------------
                                                                                                                   169,387,155
                                                                                                               ---------------
             CONSUMER FINANCE 1.2%
      (a, d) Cerberus CG Investor I LLC                                      United States         56,116,385       17,396,080
      (a, d) Cerberus CG Investor II LLC                                     United States         56,116,385       17,396,079
      (a, d) Cerberus CG Investor III LLC                                    United States         28,058,192        8,698,040
      (a, d) GMAC Inc.                                                       United States             10,725      152,841,472
                                                                                                               ---------------
                                                                                                                   196,331,671
                                                                                                               ---------------
             DIVERSIFIED CONSUMER SERVICES 0.2%
             Hillenbrand Inc.                                                United States          1,462,406       32,158,308
                                                                                                               ---------------
             DIVERSIFIED FINANCIAL SERVICES 2.3%
             Bank of America Corp.                                           United States         13,931,410      248,675,668
   (a, d, e) Bond Street Holdings LLC, A, 144A                               United States          1,024,900       21,010,450
             Deutsche Boerse AG                                                 Germany             1,223,170       90,692,698
   (a, b, c) Marconi Corp., Contingent Distribution                          United Kingdom        77,739,439               --
                                                                                                               ---------------
                                                                                                                   360,378,816
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 2.6%
   (a, d, e) AboveNet Inc.                                                   United States          1,685,069       85,483,551
   (a, d, e) AboveNet Inc., stock grant, grant price $10.475, expiration
                date 9/09/13                                                 United States              1,065          171,486
   (a, d, e) AboveNet Inc., stock grant, grant price $30, expiration date
                9/07/18                                                      United States                229           18,989
   (a, d, e) AboveNet Inc., wts., 9/08/10                                    United States             34,449        2,687,022
             Cable & Wireless Communication PLC                              United Kingdom        61,055,633       51,356,222
         (a) Cable & Wireless Worldwide PLC                                  United Kingdom        61,055,633       85,284,701
   (a, b, c) Global Crossing Holdings Ltd., Contingent Distribution          United States        105,649,309               --
             Koninklijke KPN NV                                               Netherlands           7,407,360      117,390,475
             Telefonica SA                                                       Spain              2,989,441       70,842,026
                                                                                                               ---------------
                                                                                                                   413,234,472
                                                                                                               ---------------
             ELECTRIC UTILITIES 2.7%
   (a, b, c) Calpine Corp., Contingent Distribution                          United States         18,710,000               --
             E.ON AG                                                            Germany             5,251,033      193,961,107
             Entergy Corp.                                                   United States            821,510       66,829,839
             Exelon Corp.                                                    United States          2,855,950      125,119,169
         (a) Prime Infrastructure Group                                        Australia           14,234,065       47,681,091
                                                                                                               ---------------
                                                                                                                   433,591,206
                                                                                                               ---------------
             ELECTRICAL EQUIPMENT 0.5%
             Alstom SA                                                           France             1,148,860       71,663,560
                                                                                                               ---------------
             ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS 0.5%
             Tyco Electronics Ltd.                                           United States          2,849,094       78,293,103
                                                                                                               ---------------
             ENERGY EQUIPMENT & SERVICES 2.9%
             Baker Hughes Inc.                                               United States          1,006,840       47,160,386
         (a) Exterran Holding Inc.                                           United States          2,387,650       57,709,500
         (a) Pride International Inc.                                        United States          1,850,030       55,704,403
             Smith International Inc.                                        United States          1,915,000       82,000,300
         (a) Transocean Ltd.                                                 United States          2,571,652      222,139,300
                                                                                                               ---------------
                                                                                                                   464,713,889
                                                                                                               ---------------
             FOOD & STAPLES RETAILING 4.6%
             Carrefour SA                                                        France             1,570,699       75,726,880

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             CVS Caremark Corp.                                              United States         11,346,889  $   414,842,262
             Kroger Co.                                                      United States          7,343,068      159,050,853
             Wal-Mart Stores Inc.                                            United States          1,504,460       83,647,976
                                                                                                               ---------------
                                                                                                                   733,267,971
                                                                                                               ---------------
             FOOD PRODUCTS 4.5%
             Danone                                                              France               671,550       40,465,472
             General Mills Inc.                                              United States          1,515,370      107,273,042
             Kraft Foods Inc., A                                             United States          9,718,476      293,886,714
             Nestle SA                                                        Switzerland           5,337,790      273,473,112
                                                                                                               ---------------
                                                                                                                   715,098,340
                                                                                                               ---------------
             HEALTH CARE EQUIPMENT & SUPPLIES 0.8%
             Alcon Inc.                                                       Switzerland             269,677       43,569,016
             Becton, Dickinson and Co.                                       United States            137,157       10,798,371
         (a) Boston Scientific Corp.                                         United States          9,324,650       67,323,973
                                                                                                               ---------------
                                                                                                                   121,691,360
                                                                                                               ---------------
             HEALTH CARE PROVIDERS & SERVICES 3.5%
      (a, e) Community Health Systems Inc.                                   United States          4,806,000      177,485,580
         (a) Kindred Healthcare Inc.                                         United States          1,441,599       26,020,862
      (a, e) Tenet Healthcare Corp.                                          United States         25,881,411      148,041,671
             UnitedHealth Group Inc.                                         United States          6,138,320      200,538,914
                                                                                                               ---------------
                                                                                                                   552,087,027
                                                                                                               ---------------
             HOTELS, RESTAURANTS & LEISURE 0.1%
   (a, d, e) GLCP Harrah's Investment LP                                     United States         22,185,100               --
             Thomas Cook Group PLC                                           United Kingdom         4,811,987       19,682,470
                                                                                                               ---------------
                                                                                                                    19,682,470
                                                                                                               ---------------
             HOUSEHOLD DURABLES 0.1%
             Stanley Black & Decker Inc.                                     United States            147,900        8,490,939
                                                                                                               ---------------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 0.6%
         (a) NRG Energy Inc.                                                 United States          4,755,658       99,393,252
                                                                                                               ---------------
             INDUSTRIAL CONGLOMERATES 3.3%
             Orkla ASA                                                           Norway            24,350,543      215,333,788
             Siemens AG                                                         Germany             2,072,525      207,906,292
             Tyco International Ltd.                                         United States          2,651,794      101,431,120
                                                                                                               ---------------
                                                                                                                   524,671,200
                                                                                                               ---------------
             INSURANCE 5.8%
             ACE Ltd.                                                        United States          2,345,100      122,648,730
         (a) Alleghany Corp.                                                 United States            369,991      107,593,302
         (a) Berkshire Hathaway Inc., A                                      United States              1,340      163,212,000
         (a) Conseco Inc.                                                    United States          3,530,090       21,957,160
             Old Republic International Corp.                                United States          6,101,302       77,364,509
      (a, d) Olympus Re Holdings Ltd.                                        United States            202,380          179,167
             The Travelers Cos. Inc.                                         United States          1,385,982       74,759,869
         (e) White Mountains Insurance Group Ltd.                            United States            729,457      258,957,235
             Zurich Financial Services AG                                     Switzerland             352,340       90,358,161
                                                                                                               ---------------
                                                                                                                   917,030,133
                                                                                                               ---------------
             LEISURE EQUIPMENT & PRODUCTS 1.1%
         (a) Eastman Kodak Co.                                               United States            347,950        2,014,631
             Mattel Inc.                                                     United States          7,467,350      169,807,539
                                                                                                               ---------------
                                                                                                                   171,822,170
                                                                                                               ---------------
             MACHINERY 0.2%
         (e) Federal Signal Corp.                                            United States          3,360,800       30,280,808
(a, d, e, f) MCII Holdings Inc.                                              United States             11,211               --
                                                                                                               ---------------
                                                                                                                    30,280,808
                                                                                                               ---------------
             MARINE 1.0%
             A P Moller - Maersk AS                                             Denmark                20,138      153,495,032
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             MEDIA 3.5%
             News Corp., A                                                   United States         22,460,462  $   323,655,258
             Time Warner Cable Inc.                                          United States          1,267,452       67,567,866
   (a, b, e) TVMAX Holdings Inc.                                             United States            257,217               --
             Virgin Media Inc.                                               United Kingdom         9,249,452      159,645,542
                                                                                                               ---------------
                                                                                                                   550,868,666
                                                                                                               ---------------
             MULTI-UTILITIES 0.4%
             GDF Suez                                                            France             1,830,119       70,715,849
                                                                                                               ---------------
             OFFICE ELECTRONICS 1.2%
             Xerox Corp.                                                     United States         20,095,795      195,934,001
                                                                                                               ---------------
             OIL, GAS & CONSUMABLE FUELS 4.0%
      (a, b) Apco Oil Corp., Liquidating Trust                               United States              9,200               --
             Marathon Oil Corp.                                              United States          5,387,400      170,457,336
             Noble Energy Inc.                                               United States            596,875       43,571,875
             Royal Dutch Shell PLC, A                                        United Kingdom         6,065,729      175,498,124
             Total SA, B                                                         France             1,523,752       88,481,423
             XTO Energy Inc.                                                 United States          3,360,260      158,537,067
                                                                                                               ---------------
                                                                                                                   636,545,825
                                                                                                               ---------------
             PAPER & FOREST PRODUCTS 3.7%
         (a) Domtar Corp.                                                    United States          1,191,564       76,748,637
             International Paper Co.                                         United States          5,138,949      126,469,535
             MeadWestvaco Corp.                                              United States          3,882,628       99,201,146
             Weyerhaeuser Co.                                                United States          6,165,330      279,104,489
                                                                                                               ---------------
                                                                                                                   581,523,807
                                                                                                               ---------------
             PHARMACEUTICALS 0.9%
             Eli Lilly & Co.                                                 United States            358,340       12,979,075
             Novartis AG                                                      Switzerland           2,427,900      131,184,919
                                                                                                               ---------------
                                                                                                                   144,163,994
                                                                                                               ---------------
             REAL ESTATE INVESTMENT TRUSTS (REITS) 1.0%
      (a, e) Alexander's Inc.                                                United States            326,675       97,718,293
             The Link REIT                                                     Hong Kong           26,757,775       65,686,086
                                                                                                               ---------------
                                                                                                                   163,404,379
                                                                                                               ---------------
             REAL ESTATE MANAGEMENT & DEVELOPMENT 0.8%
      (a, b) Canary Wharf Group PLC                                          United Kingdom        14,262,931       67,588,691
         (a) Forestar Group Inc.                                             United States          1,473,566       27,820,926
         (a) The St. Joe Co.                                                 United States          1,100,535       35,602,307
                                                                                                               ---------------
                                                                                                                   131,011,924
                                                                                                               ---------------
             SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 1.6%
         (a) LSI Corp.                                                       United States         24,355,334      149,054,644
             Maxim Integrated Products Inc.                                  United States          5,411,800      104,934,802
                                                                                                               ---------------
                                                                                                                   253,989,446
                                                                                                               ---------------
             SOFTWARE 2.7%
             Microsoft Corp.                                                 United States         10,623,070      310,937,259
             Nintendo Co. Ltd.                                                   Japan                325,040      108,792,728
                                                                                                               ---------------
                                                                                                                   419,729,987
                                                                                                               ---------------
             TOBACCO 8.0%
             Altria Group Inc.                                               United States         13,513,104      277,288,894
             British American Tobacco PLC                                    United Kingdom         9,776,426      337,171,165
             British American Tobacco PLC, ADR                               United Kingdom            70,550        4,860,895
             Imperial Tobacco Group PLC                                      United Kingdom         9,119,163      278,297,051
             Japan Tobacco Inc.                                                  Japan                 26,009       96,788,023
             KT&G Corp.                                                       South Korea             795,442       44,009,607
             Lorillard Inc.                                                  United States            545,400       41,035,896
             Philip Morris International Inc.                                United States          1,599,950       83,453,392
             Reynolds American Inc.                                          United States          1,824,190       98,469,776
                                                                                                               ---------------
                                                                                                                 1,261,374,699
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             TRANSPORTATION INFRASTRUCTURE 0.6%
             Groupe Eurotunnel SA                                                France             8,999,205  $    91,734,941
                                                                                                               ---------------
             WIRELESS TELECOMMUNICATION SERVICES 1.3%
             Vodafone Group PLC                                              United Kingdom        89,158,600      205,829,317
                                                                                                               ---------------
             TOTAL COMMON STOCKS AND OTHER EQUITY INTERESTS (COST $12,235,017,819)                              13,040,092,678
                                                                                                               ---------------
             PREFERRED STOCKS 0.4%
             AUTOMOBILES 0.2%
             Volkswagen AG, pfd.                                                Germany               394,093       36,152,630
                                                                                                               ---------------
             COMMERCIAL BANKS 0.0%(g)
      (a, d) First Southern Bancorp Inc., cvt. pfd., C                       United States                736          736,000
   (a, d, e) West Coast Bancorp, cvt. pfd., B                                United States              7,558          877,484
                                                                                                               ---------------
                                                                                                                     1,613,484
                                                                                                               ---------------
             DIVERSIFIED TELECOMMUNICATION SERVICES 0.0%(g)
      (a, d) PTV Inc., 10.00%, pfd., A                                       United Kingdom           199,566           27,440
                                                                                                               ---------------
             MACHINERY 0.2%
(d, e, f, h) MCII Holdings Inc., PIK, pfd., A                                United States             87,432       24,473,926
                                                                                                               ---------------
             TOTAL PREFERRED STOCKS (COST $121,003,661)                                                             62,267,480
                                                                                                               ---------------

                                                                                               PRINCIPAL (i)
                                                                                                  AMOUNT
                                                                                              ---------------
             CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS 5.1%
      (j, k) Avaya Inc., Term Loan B-1, FRN, 3.002%, 10/26/14                United States        130,258,000      116,557,595
         (j) Boston Generating LLC, FRN,
                Revolver, 0.165%, 12/21/13                                   United States            750,254          634,199
                Synthetic Letter of Credit, 0.165%, 12/21/13                 United States          2,679,425        2,264,953
                Term Loan B, 2.54%, 12/21/13                                 United States         11,717,578        9,905,021
      (d, l) Cerberus CG Investor I LLC, 12.00%, 7/31/14                     United States         49,252,400       15,268,244
      (d, l) Cerberus CG Investor II LLC, 12.00%, 7/31/14                    United States         49,252,400       15,268,244
      (d, l) Cerberus CG Investor III LLC, 12.00%, 7/31/14                   United States         24,626,200        7,634,122
         (j) Charter Communications Operating LLC, FRN, Incremental Term
                Loan, 7.25%, 3/06/14                                         United States         16,651,252       16,975,235
             CIT Group Inc.,
         (j)    New Term Loan Tranche 1B, FRN, 13.00%, 1/20/12               United States         20,751,210       21,512,095
                senior secured sub. bond, 7.00%, 5/01/13                     United States          6,877,510        6,739,960
                senior secured sub. bond, 7.00%, 5/01/14                     United States         10,316,266        9,774,662
                senior secured sub. bond, 7.00%, 5/01/15                     United States         10,316,266        9,645,709
                senior secured sub. bond, 7.00%, 5/01/16                     United States         47,647,779       44,074,196
                senior secured sub. bond, 7.00%, 5/01/17                     United States         40,346,293       37,320,321
         (j)    Term Loan Tranche 2A, FRN, 9.50%, 1/20/12                    United States         43,684,200       44,812,694
         (e) DecisionOne Corp.,
         (d)    senior secured note, 15.00%, 11/30/13                        United States          2,515,689        2,515,689
         (b)    Term Loan B, 15.00%, 8/29/13                                 United States            440,012          440,012
             Exterran Holding Inc., senior note, cvt., 4.25%, 6/15/14        United States          7,972,000        9,899,630
         (j) First Data Corp., Term Loan, FRN,
                B-1, 2.997%, 9/24/14                                         United States         89,982,039       79,925,556
                B-2, 3.032%, 9/24/14                                         United States         22,359,311       19,832,463
                B-3, 3.032%, 9/24/14                                         United States          5,602,606        4,958,306
(b, e, f, j) International Automotive Components Group NA Inc., Revolver,
             FRN, 5.50%, 1/18/13                                             United States          3,854,095        3,854,095
(d, e, f, l) International Automotive Components Group NA LLC, 9.00%,
             4/01/17                                                         United States          5,851,000        6,026,603
             Realogy Corp.,
         (j)    Delayed Draw Term Loan B, FRN, 3.251%, 10/10/13              United States         61,466,727       54,456,447
         (j)    Initial Term Loan B, FRN, 3.251%, 10/10/13                   United States         94,369,837       83,606,957
                Second Lien Tranche A Term Loan, 13.50%, 10/15/17            United States          5,364,000        5,913,810

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

         (j)    Synthetic Letter of Credit, FRN, 0.083%, 10/10/13            United States     25,407,246      $    22,509,549
         (j) Spectrum Brands Inc., FRN,
                Dollar Term Loan B, 8.00%, 6/30/12                           United States      3,277,401            3,280,302
                Euro Term Loan, 8.50%, 6/30/12                               United States     10,308,761 EUR       13,900,770
                Letter of Credit Commitment, 1.50%, 6/30/12                  United States        168,642              168,792
         (j) Texas Competitive Electric Holdings Co. LLC, FRN,
                Delayed Draw Term Loan, 3.729%, 10/10/14                     United States     50,468,888           40,644,967
                Initial Tranche B-1 Term Loan, 3.729%, 10/10/14              United States     71,690,076           59,032,333
                Tranche B-2 Term Loan, 3.729%, 10/10/14                      United States     11,161,879            9,193,827
                Tranche B-3 Term Loan, 3.729%, 10/10/14                      United States     32,984,512           26,866,148
   (b, e, l) TVMAX Holdings Inc., PIK,
                11.50%, 6/30/10                                              United States      1,529,944                   --
                14.00%, 6/30/10                                              United States      2,191,831                   --
                                                                                                               ---------------
             TOTAL CORPORATE BONDS, NOTES AND SENIOR FLOATING RATE INTERESTS (COST $831,979,457)                   805,413,506
                                                                                                               ---------------
             CORPORATE BONDS AND NOTES IN REORGANIZATION (COST $50,392,477)
             0.0%(g)
      (f, l) Wimar OPCO LLC/Finance Corp., senior sub. note, 9.625%,
             12/15/14                                                        United States     76,355,000              114,532
                                                                                                               ---------------

                                                                                                  SHARES/
                                                                                                 PRINCIPAL
                                                                                                 AMOUNT (i)
                                                                                              ---------------
             COMPANIES IN LIQUIDATION 0.0% (g)
         (a) Adelphia Recovery Trust                                         United States     99,967,609            3,498,866
      (a, c) Adelphia Recovery Trust, Arahova Contingent Value Vehicle,
             Contingent Distribution                                         United States     12,005,115            2,941,253
(a, d, e, f) CB FIM Coinvestors LLC                                          United States     43,105,703                   --
   (a, b, c) Century Communications Corp., Contingent Distribution           United States     33,138,000                   --
      (a, d) FIM Coinvestor Holdings I, LLC                                  United States     53,924,666                   --
      (b, l) Peregrine Investments Holdings Ltd.,
                6.70%, 1/15/98                                                 Hong Kong       95,000,000 JPY               --
                6.70%, 6/30/00                                                 Hong Kong      250,000,000 JPY               --
                zero cpn., 1/22/98                                             Hong Kong          500,000                   --
      (b, l) PIV Investment Finance (Cayman) Ltd., 4.50%, 12/01/00             Hong Kong       22,710,000                   --
                                                                                                               ---------------
             TOTAL COMPANIES IN LIQUIDATION (COST $16,579,944)                                                       6,440,119
                                                                                                               ---------------
             TOTAL INVESTMENTS BEFORE SHORT TERM INVESTMENTS (COST $13,254,973,358)                             13,914,328,315
                                                                                                               ---------------

                                                                                               PRINCIPAL (i)
                                                                                                   AMOUNT
                                                                                              ---------------
             SHORT TERM INVESTMENTS 11.8%
             SENIOR FLOATING RATE INTERESTS (COST $2,098,849) 0.0%(g)
         (j) Lyondell Chemical Co., DIP Delayed Draw Term Loan, FRN,
             13.00%, 6/03/10                                                 United States          2,109,486        2,192,548
                                                                                                               ---------------
             U.S. GOVERNMENT AND AGENCY SECURITIES 11.8%
         (m) FHLB, 4/01/10                                                   United States        144,200,000      144,200,000
      (m, n) U.S. Treasury Bills, 4/01/10 - 9/23/10                          United States      1,725,000,000    1,724,251,444
                                                                                                               ---------------
             TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (COST $1,868,434,295)                                   1,868,451,444
                                                                                                               ---------------
             TOTAL INVESTMENTS BEFORE MONEY MARKET FUNDS (COST $15,125,506,502)                                 15,784,972,307
                                                                                                               ---------------

                                                                                                   SHARES
                                                                                              ---------------
             MONEY MARKET FUNDS (COST $131,829) 0.0%(g)
         (a) Bank of New York Institutional Cash Reserve Fund, Series B       United States           131,829          105,463
                                                                                                               ---------------

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED) (CONTINUED)

             TOTAL INVESTMENTS (COST $15,125,638,331) 99.6%                                                    $15,785,077,770
             SECURITIES SOLD SHORT (1.5)%                                                                         (244,410,748)
             OTHER ASSETS, LESS LIABILITIES 1.9%                                                                   303,096,305
                                                                                                               ---------------
             NET ASSETS 100.0%                                                                                 $15,843,763,327
                                                                                                               ---------------

                                                                                                   SHARES
                                                                                              ---------------
             SECURITIES SOLD SHORT (1.5)%
             ENERGY EQUIPMENT & SERVICES (0.5)%
             Schlumberger Ltd.                                               United States          1,333,989  $   (84,654,942)
                                                                                                               ---------------
             OIL & GAS & CONSUMABLE FUELS (1.0)%
             Exxon Mobil Corp.                                               United States          2,385,127     (159,755,806)
                                                                                                               ---------------
             TOTAL SECURITIES SOLD SHORT (PROCEEDS $246,366,074)                                               $  (244,410,748)
                                                                                                               ---------------

(a)  Non-income producing.

(b) Security has been deemed illiquid because it may not be able to be sold within seven days. At March 31, 2010, the aggregate value of these securities was $75,078,892, representing 0.47% of net assets.

(c) Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company. Shares represent total underlying principal of debt securities.

(d)  See Note 5 regarding restricted securities.

(e)  See Note 6 regarding holdings of 5% voting securities.

(f)  See Note 7 regarding other considerations.

(g)  Rounds to less than 0.1% of net assets.

(h)  Income may be received in additional securities and/or cash.

(i)  The principal amount is stated in U.S. dollars unless otherwise indicated.

(j)  The coupon rate shown represents the rate at period end.

(k)  Security purchased on a delay delivery basis.

(l) Defaulted security or security for which income has been deemed uncollectible.

(m)  The security is traded on a discount basis with no stated coupon rate.

(n) Security or a portion of the security has been segregated as collateral for securities sold short. At March 31, 2010, the aggregate value of these securities and or cash pledged amounted to $379,618,183.

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

At March 31, 2010, the Fund had the following forward exchange contracts outstanding. See Note 3.

                                                         CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY           COUNTERPARTY  TYPE     QUANTITY        AMOUNT        DATE     APPRECIATION  DEPRECIATION
--------           ------------  ----  --------------  ------------  ----------  ------------  ------------
British Pound          BANT      Buy       49,465,000  $ 78,928,130    4/12/10   $         --  $ (3,830,866)
British Pound          DBFX      Buy       26,771,040    42,254,693    4/12/10             --    (1,611,169)
British Pound          BANT      Sell      12,480,000    18,842,342    4/12/10             --      (104,668)
British Pound          DBFX      Sell     270,843,655   436,827,953    4/12/10     25,635,846            --
Euro                   SSBT      Sell     191,607,280   270,370,570    4/14/10     11,495,996            --
Euro                   DBFX      Sell     117,870,000   170,796,711    4/14/10     11,546,258            --
Euro                   HAND      Sell       2,810,000     3,859,296    4/14/10         62,793            --
South Korean Won       BANT      Sell  19,746,137,470    17,000,000    4/19/10             --      (438,886)
South Korean Won       BANT      Buy    8,019,000,000     7,065,198    4/19/10         16,816            --
South Korean Won       DBFX      Sell   5,234,737,500     4,650,000    4/19/10         26,919            --
South Korean Won       BANT      Sell  17,453,375,000    15,460,000    4/19/10         45,977            --
Japanese Yen           SSBT      Buy    1,242,870,000    13,608,264    4/20/10             --      (316,196)
Japanese Yen           HAND      Buy      213,483,240     2,360,000    4/20/10             --       (76,870)
Japanese Yen           DBFX      Buy      104,415,400     1,150,000    4/20/10             --       (33,313)
Japanese Yen           DBFX      Sell   6,810,319,128    74,808,838    4/20/10      1,974,810            --
Japanese Yen           SSBT      Sell     740,248,065     8,235,352    4/20/10        318,653            --
Japanese Yen           BANT      Sell     457,944,115     5,050,000    4/20/10        152,445            --
Danish Krone           HAND      Buy       14,939,030     2,870,000    4/23/10             --      (159,358)
Danish Krone           DBFX      Sell       9,513,021     1,710,000    4/23/10             --       (16,110)
Danish Krone           BANT      Buy        6,919,214     1,270,000    4/23/10             --       (14,530)
Danish Krone           BANT      Sell       9,539,464     1,720,000    4/23/10             --       (10,907)
Danish Krone           HAND      Sell     218,125,561    43,595,536    4/23/10      4,017,316            --
Danish Krone           SSBT      Sell     128,000,000    25,695,846    4/23/10      2,470,635            --
Danish Krone           DBFX      Sell      22,473,496     4,215,000    4/23/10        137,252            --
Danish Krone           BANT      Sell      29,754,145     5,680,000    4/23/10        281,201            --
Swiss Franc            DBFX      Sell     120,788,123   113,585,294    5/10/10             --    (1,053,689)
Swiss Franc            SSBT      Sell     100,900,000    95,009,416    5/10/10             --      (753,918)
Swiss Franc            SSBT      Buy       19,272,900    18,962,899    5/10/10             --      (671,153)
Swiss Franc            BBU       Sell      60,208,186    56,698,546    5/10/10             --      (444,533)
Swiss Franc            BANT      Sell      55,578,090    52,327,860    5/10/10             --      (420,834)
Swiss Franc            DBFX      Sell       8,137,062     8,030,000    5/10/10        307,184            --
Swiss Franc            BBU       Sell       5,167,807     5,070,000    5/10/10        165,278            --
Swiss Franc            AESX      Sell         372,848       360,000    5/10/10          6,133            --
Swiss Franc            BANT      Sell      11,168,385    10,869,999    5/10/10        270,636            --
Swiss Franc            HSBC      Sell       2,578,050     2,550,000    5/10/10        103,195            --
Swiss Franc            SSBT      Sell      33,029,946    32,122,164    5/10/10        773,722            --
British Pound          BANT      Buy        8,600,000    13,896,895    5/12/10             --      (842,852)
British Pound          BBU       Buy        4,275,000     6,893,438    5/12/10             --      (404,364)
British Pound          DBFX      Buy        5,150,000     8,069,020    5/12/10             --      (251,773)
British Pound          SSBT      Buy        1,270,519     2,063,195    5/12/10             --      (134,660)
British Pound          DBFX      Sell     200,765,932   320,041,066    5/12/10     15,296,059            --
British Pound          BBU       Sell      50,000,000    80,655,000    5/12/10      4,759,402            --
British Pound          BANT      Sell       3,023,811     4,934,859    5/12/10        344,981            --

   Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

                                                         CONTRACT    SETTLEMENT   UNREALIZED    UNREALIZED
CURRENCY           COUNTERPARTY  TYPE     QUANTITY        AMOUNT        DATE     APPRECIATION  DEPRECIATION
--------           ------------  ----  --------------  ------------  ----------  ------------  ------------
Euro                   BBU       Sell     112,250,000  $163,099,250    5/14/10   $ 11,438,539  $         --
Euro                   BANT      Sell     118,380,000   171,452,580    5/14/10     11,509,640            --
Euro                   DBFX      Sell      84,420,000   118,281,202    5/14/10      4,221,539            --
Euro                   SSBT      Sell       4,545,918     6,192,950    5/14/10         50,970            --
Norwegian Krone        DBFX      Sell     400,000,000    67,294,468    5/18/10        136,924            --
Norwegian Krone        HAND      Sell      60,992,376    10,340,000    5/18/10         99,755            --
Australian Dollar      SSBT      Sell      16,920,000    15,518,686    5/19/10         76,466            --
Euro                   SSBT      Sell     182,425,236   248,719,311    7/16/10      2,248,464            --
Euro                   BBU       Sell      54,929,848    74,594,734    7/16/10        380,187            --
Norwegian Krone        HAND      Buy       23,117,114     3,830,000    8/16/10         33,331            --
Norwegian Krone        SSBT      Sell     400,000,000    66,947,848    8/16/10         99,874            --
Norwegian Krone        DBFX      Sell     345,108,908    57,783,958    8/16/10        109,380            --
Euro                   DBFX      Sell      35,000,000    47,530,000    8/31/10        245,296            --
Euro                   SSBT      Sell      35,000,000    47,565,000    8/31/10        280,296            --
Euro                   BANT      Sell      42,000,000    57,456,000    8/31/10        714,355            --
British Pound          DBFX      Sell     117,350,000   176,326,682    9/15/10             --    (1,665,770)
British Pound          BBU       Sell     112,000,000   168,336,000    9/15/10             --    (1,541,756)
British Pound          BANT      Sell       2,770,000     4,212,838    9/15/10         11,397            --
British Pound          DBFX      Sell       2,770,000     4,203,337    9/15/10          1,896            --
Euro                   DBFX      Sell      33,436,045    45,067,162    9/15/10             --      (124,320)
Euro                   BANT      Sell       2,760,000     3,736,764    9/15/10             --       (12,512)
Euro                   BBU       Sell      50,000,000    68,300,000    9/15/10        751,843            --
Euro                   DBFX      Sell      82,730,000   113,288,145    9/15/10      1,522,964            --
Euro                   SSBT      Sell       8,689,419    11,951,473    9/15/10        212,388            --
Euro                   BANT      Sell      16,320,000    22,371,138    9/15/10        323,420            --
                                                                                 ------------  ------------
   Unrealized appreciation (depreciation)                                         114,678,431   (14,935,007)
                                                                                 ------------  ------------
      Net unrealized appreciation (depreciation)                                 $ 99,743,424
                                                                                 ============

   Quarterly Statement of Investments   See Notes to Statements of Investments.

Franklin Mutual Series Funds
MUTUAL SHARES FUND
STATEMENT OF INVESTMENTS, MARCH 31, 2010 (UNAUDITED)

ABBREVIATIONS

COUNTERPARTY

AESX   Credit Suisse International
BANT   Bank of America N.A.
BBU    Barclays Bank
DBFX   Deutsche Bank AG
HAND   Svenska Handelsbanken
HSBC   HSBC Bank USA
SSBT   State Street Bank and Trust Co.

CURRENCY

EUR    Euro
JPY    Japanese Yen
USD    United States Dollar

SELECTED PORTFOLIO

ADR    American Depository Receipt
DIP    Debtor-In-Possession
FHLB   Federal Home Loan Bank
FRN    Floating Rate Note
PIK    Payment-In-Kind

   Quarterly Statement of Investments   See Notes to Statements of Investments.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited)

1. ORGANIZATION

Franklin Mutual Series Funds (Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company, consisting of seven funds (Funds).

2. FINANCIAL INSTRUMENT VALUATION

The Funds value their investments in securities and other assets and liabilities carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date.

Under procedures approved by the Funds' Board of Trustees, the Funds may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity and other securities listed on a securities exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded, or the NYSE, whichever is earlier. Over-the-counter securities and listed securities for which there is no reported sale are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities may be valued utilizing a market-based approach in which the fundamental characteristics or relationships to similar securities are used to determine the fair value of the security held.

Additionally, for certain equity securities, the Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as credit risk, yield spreads, benchmark quotes and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

Corporate debt securities and government securities generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as option-adjusted spreads, credit risk and spreads, benchmark yield curves, coupon rates, maturity and other unique security features in order to estimate the relevant cash flows which are then used to calculate the fair value.

Senior secured corporate loans with floating or variable interest rates generally trade in the over-the-counter market rather than on a securities exchange. The Funds' pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services utilize a market-based approach through which quotes from market makers, loan dealers, or financial institutions are used to determine fair value. In other instances, the pricing services utilize proprietary valuation models to develop an income-based valuation which may consider characteristics such as issuer type, coupon, maturity, weighted average maturity, interest rate spreads and yield curves, cash flow and credit risk/quality analysis in order to estimate the relevant cash flows which are then used to calculate the fair value.

                                             Quarterly Statements of Investments

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

The Funds have procedures to determine the fair value of investments for which market prices are not readily available or which may not be reliably priced. Under these procedures, the Funds primarily employ a market-based approach, which may use prices of recent transactions, various market multiples, book values, and other relevant information for the investment, related assets or liabilities or other comparable assets or liabilities to determine the fair value of the investment. In developing this fair value, the Funds may also give consideration to an income-based approach valuation, which considers anticipated future cash flows of the investment and converts those amounts into a net present value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had a ready market existed.

Trading in securities on foreign exchanges and over-the-counter markets may be completed before the daily close of business on the NYSE. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the availability (including the reliability) of the value of a foreign security held by the Funds. As a result, variances may arise between the value of the Funds' portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these discrepancies, the investment manager monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depository Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Funds. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

Investments in non-registered money market funds are valued at the closing net asset value.

Derivative financial instruments (derivatives) may trade on a securities exchange or in the over-the-counter market. In instances where sufficient market activity exists, the Funds' pricing services use a market-based approach to determine fair value. In other instances, the pricing services use an income-based approach which considers inputs such as anticipated future cash flows, discount rates, benchmark yield and swap curves and other unique security features to determine the net present value of the contract. The Fund' s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

3. DERIVATIVE FINANCIAL INSTRUMENTS

The Funds may invest in derivative financial instruments (derivatives) in order to manage risk or gain exposure to various other investments or markets. Derivatives are financial contracts based on an underlying or notional amount, require no initial investment or an initial net investment that is smaller than would normally be required to have a similar response to changes in market factors, and require or permit net settlement. Derivatives may contain various risks including the potential inability of the counterparty to fulfill their obligations under the terms of the contract, the potential for an illiquid secondary market, and the potential for market movements.

Derivatives are marked to market daily based upon quotations from market makers or the Fund' s independent pricing services and the Fund' s net benefit or obligation under the contract, as measured by the fair market value of the contract, is included in net assets.

The Funds generally enter into forward exchange contracts in order to hedge against fluctuations in foreign exchange rates. A forward exchange contract is an agreement between the Fund and a counterparty to buy or sell a foreign currency for a specific exchange rate on a future date. Pursuant to the terms of the forward exchange contracts, cash or securities may be required to be deposited as collateral.

The Funds generally purchase or write option contracts in order to manage or gain exposure to equity price risk. An option is a contract entitling the holder to purchase or sell a specific amount of shares or units of a particular security, currency or index, or notional amount of a swap (swaption), at a specified price. Options purchased are recorded as an asset while options written are recorded as a liability. Upon exercise of an option, the acquisition cost or sales proceeds of the security is adjusted by any premium paid or received. Upon expiration of an option, any premium paid or received is recorded as a realized loss or gain.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

Upon closing an option other than through expiration or exercise, the difference between the premium and the cost to close the position is recorded as a realized gain or loss.

4. INCOME TAXES

At March 31, 2010, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                              MUTUAL BEACON    MUTUAL EUROPEAN   MUTUAL FINANCIAL
                                                   FUND              FUND         SERVICES FUND
                                             ---------------   ---------------   ----------------
Cost of investments                           $4,469,966,240    $1,643,453,962    $ 501,652,647
                                              ==============    ==============    =============
Unrealized appreciation                       $  809,976,332    $  419,643,402    $  59,377,177
Unrealized depreciation                         (504,687,869)      (68,389,718)    (118,557,795)
                                              --------------    --------------    -------------
Net unrealized appreciation (depreciation)    $  305,288,463    $  351,253,684    $ (59,180,618)
                                              ==============    ==============    =============

                                                                    MUTUAL
                                              MUTUAL GLOBAL     INTERNATIONAL
                                             DISCOVERY FUND          FUND
                                             ---------------   ---------------
Cost of investments                          $14,739,877,624      $9,964,131
                                             ===============      ==========
Unrealized appreciation                      $ 2,707,908,499      $1,136,865
Unrealized depreciation                         (549,990,377)       (320,488)
                                             ---------------      ----------
Net unrealized appreciation (depreciation)   $ 2,157,918,122      $  816,377
                                             ===============      ==========

                                              MUTUAL QUEST      MUTUAL SHARES
                                                   FUND             FUND
                                             ---------------   ---------------
Cost of investments                           $4,664,715,082   $15,220,451,232
                                              ==============  ===============
Unrealized appreciation                       $  947,392,668   $ 2,494,718,409
Unrealized depreciation                         (324,069,787)   (1,930,091,871)
                                              --------------   ---------------
Net unrealized appreciation (depreciation)    $  623,322,881   $   564,626,538
                                              ==============   ===============

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

5. RESTRICTED SECURITIES

At March 31, 2010, the following Funds held investments in restricted securities, excluding 144A securities deemed to be liquid, as follows:

 PRINCIPAL
  AMOUNT/
  SHARES/
WARRANTS/
CONTRACTS      ISSUER                                                         ACQUISITION DATES       COST           VALUE
----------     -----------------------------------------------------------   ------------------   ------------   ------------
MUTUAL BEACON FUND
   969,572     AboveNet Inc.                                                 10/02/01 - 9/08/09   $ 25,693,460   $ 49,186,387
       613     AboveNet Inc., stock grant, grant price $10.475, expiration
                  date 9/09/13                                               4/17/06 - 9/08/06              --         98,705
       132     AboveNet Inc., stock grant, grant price $30, expiration
                  date 9/07/18                                                    9/08/09                   --         10,945
    19,829     AboveNet Inc., wts., 9/08/10                                  10/02/01 - 9/07/07      2,071,196      1,546,662
15,831,950     CB FIM Coinvestors LLC                                        1/15/09 - 6/02/09              --             --
20,610,629     Cerberus CG Investor I LLC                                    7/26/07 - 6/17/08      20,540,041      6,389,295
18,089,600     Cerberus CG Investor I LLC, 12.00%, 7/31/14                        7/26/07           18,089,600      5,607,776
20,610,629     Cerberus CG Investor II LLC                                   7/26/07 - 6/17/08      20,540,040      6,389,295
18,089,600     Cerberus CG Investor II LLC, 12.00%, 7/31/14                       7/26/07           18,089,600      5,607,776
10,305,315     Cerberus CG Investor III LLC                                  7/26/07 - 6/17/08      10,270,020      3,194,648
 9,044,800     Cerberus CG Investor III LLC, 12.00%, 7/31/14                      7/26/07            9,044,800      2,803,888
 1,142,353 (a) DecisionOne Corp.                                             3/12/99 - 7/18/00         793,798      1,465,353
 1,529,351 (a) DecisionOne Corp., senior secured note, 15.00%, 11/30/13       6/01/09 -1/15/10       1,529,351      1,529,351
   627,237 (a) DecisionOne Corp., wts., 6/08/17                                   7/09/07                   --        804,588
    35,242     FE Capital Holdings Ltd.                                      8/29/03 - 3/11/08       5,438,813             --
19,805,560     FIM Coinvestor Holdings I, LLC                                11/20/06 - 6/02/09             --             --
 6,853,043     First Chicago Bancorp                                         11/16/06 - 9/28/09     23,319,877      7,195,695
 1,012,635     First Southern Bancorp Inc.                                        1/27/10           21,366,598     21,366,598
     1,731     First Southern Bancorp Inc., cvt. pfd., C                          1/27/10            1,731,000      1,731,000
     3,939     GMAC Inc.                                                     11/20/06 - 6/02/09     93,251,839     56,135,883
   225,943     IACNA Investor LLC                                                 7/24/08               81,883          2,259
 2,846,329     International Automotive Components Group Brazil LLC          4/13/06 - 12/26/08      1,892,966      4,350,573
   378,194     International Automotive Components Group Japan LLC           9/26/06 - 3/27/07       3,283,110      2,576,038
10,149,082     International Automotive Components Group LLC                 1/12/06 - 10/16/06     10,150,727      5,364,500
 1,947,800 (b) International Automotive Components Group NA LLC,
                  9.00%, 4/01/17                                                  3/30/07            1,977,017      2,006,258
 6,469,827 (b) International Automotive Components Group NA LLC, A           3/30/07 - 10/10/07      6,884,146      3,871,674
     5,548     MCII Holdings Inc.                                                 4/17/09            6,387,469             --
    43,270     MCII Holdings Inc., PIK, pfd., A                              4/17/09 - 1/01/10      42,126,604     12,112,052
   163,895     NCB Warrant Holdings Ltd., A                                  12/16/05 - 3/11/08      1,543,383             --
   106,700     Olympus Re Holdings Ltd.                                           12/19/01          10,095,801         94,462
    26,731     PMG LLC                                                            3/22/04            1,871,172      4,824,951
   114,246     PTV Inc., 10.00%, pfd., A                                     12/07/01 - 3/06/02         71,975         15,708
 4,450,920     Symetra Financial Corp.                                            7/27/04           51,160,000     54,752,231
                                                                                                                 ------------
                  TOTAL RESTRICTED SECURITIES (5.42% of Net Assets)                                              $261,034,551
                                                                                                                 ============

(a) The Fund also invests in unrestricted securities or other investments in the issuer, valued at $267,494 as of March 31, 2010.

(b) The Fund also invests in unrestricted securities or other investments in the issuer, valued at $1,283,013 as of March 31, 2010.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

MUTUAL EUROPEAN FUND
   184,695     AboveNet Inc.                                                 10/02/01 - 9/08/09   $  4,888,399   $  9,369,577
       117     AboveNet Inc., stock grant, grant price $10.475,
                  expiration date 9/09/13                                    4/17/06 - 9/08/06              --         18,839
        25     AboveNet Inc., stock grant, grant price $30, expiration
                  date 9/07/18                                                    9/08/09                   --          2,073
     3,781     AboveNet Inc., wts., 9/08/10                                  10/02/01 - 9/07/07        392,579        294,918
16,127,149     Euro Wagon LP                                                 12/08/05 - 1/02/08      6,289,639     12,680,389
    16,080     Olympus Re Holdings Ltd                                            12/19/01           1,554,963         14,236
    46,841     PTV Inc., 10.00%, pfd., A                                     12/07/01 - 3/06/02         29,510          6,440
                                                                                                                 ------------
                  TOTAL RESTRICTED SECURITIES (1.09% of Net Assets)                                              $ 22,386,472
                                                                                                                 ============
MUTUAL FINANCIAL SERVICES FUND
   350,000     Atlantic Banc Holdings Inc.                                        2/01/07         $  3,500,000   $  2,765,658
   456,903     The Bankshares Inc.                                                3/22/07            4,569,030      1,785,255
   132,000     Bond Street Holdings LLC, A, 144A                                  11/04/09           2,640,000      2,706,000
 1,139,363     Cerberus CG Investor I LLC                                    7/26/07 - 6/17/08       1,135,461        353,203
 1,000,000     Cerberus CG Investor I LLC, 12.00%, 7/31/14                        7/26/07            1,000,000        310,000
 1,139,363     Cerberus CG Investor II LLC                                   7/26/07 - 6/17/08       1,135,461        353,203
 1,000,000     Cerberus CG Investor II LLC, 12.00%, 7/31/14                       7/26/07            1,000,000        310,000
   569,682     Cerberus CG Investor III LLC                                  7/26/07 - 6/17/08         567,731        176,601
   500,000     Cerberus CG Investor III LLC, 12.00%, 7/31/14                      7/26/07              500,000        155,000
     5,268     Elephant Capital Holdings Ltd.                                8/29/03 - 3/10/08         814,629             --
 1,584,790     Eurocastle Investment Ltd., cvt., sub. note, Reg S,
                  20.00%, Perpetual                                               6/24/09            2,230,830      2,355,244
 4,357,178     FIM Coinvestor Holdings I, LLC                                11/20/06 - 6/02/09             --             --
 1,478,468     First Chicago Bancorp                                         11/16/06 - 9/28/09      8,183,152      1,552,391
   105,300     First Southern Bancorp Inc.                                        1/27/10            2,221,830      2,221,830
       180     First Southern Bancorp Inc., cvt. pfd., C                          1/27/10              180,000        180,000
       118     GMAC Inc.                                                     11/20/06 - 6/02/09     17,032,199      1,686,473
 3,000,000     Hightower Holding LLC, pfd.                                   3/31/08 - 1/05/10       2,750,066      2,738,310
   292,175     Imagine Group Holdings Ltd.                                        8/31/04            2,992,310      3,411,289
    25,741     NCB Warrant Holdings Ltd., A                                  12/16/05 - 3/10/08        242,386             --
    95,313     North American Financial Holdings Inc., 144A                  12/16/09 - 3/30/10      1,906,260      1,810,947
    42,124     North American Financial Holdings Inc., 144A, non-voting      12/16/09 - 3/30/10        842,480        800,356
     7,480     Olympus Re Holdings Ltd.                                           12/19/01             707,747          6,622
    96,850     Star Asia Finance Ltd., 144A                                  2/22/07 - 5/18/07       9,836,925        206,290
   200,000     State Bank and Trust Co.                                           7/24/09            2,000,000      2,950,000
 1,020,510     Symetra Financial Corp.                                            7/27/04           11,730,000     12,553,629
     1,224 (a) West Coast Bancorp, cvt. pfd., B                                   10/23/09             122,400        142,106
     6,964 (a) West Coast Bancorp, wts., C, 10/23/16                              10/23/09                  --        579,507
                                                                                                                 ------------
                  TOTAL RESTRICTED SECURITIES (9.28% of Net Assets)                                              $ 42,109,914
                                                                                                                 ============

(a) The Fund also invests in unrestricted securities or other investments in the issuer, valued at $3,067,104 as of March 31, 2010.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

MUTUAL GLOBAL DISCOVERY FUND
   733,402     AboveNet Inc.                                                 10/02/01 - 9/08/09   $ 19,186,841   $ 37,205,484
       464     AboveNet Inc., stock grant, grant price $10.475, expiration
                  date 9/09/13                                               4/17/06 - 9/08/06              --         74,713
       100     AboveNet Inc., stock grant, grant price $30, expiration
                  date 9/07/18                                                    9/08/09                   --          8,292
    14,911     AboveNet Inc., wts., 9/08/10                                  10/02/01 - 9/07/07      1,843,189      1,163,058
 9,005,073     Cerberus CG Investor I LLC                                    7/26/07 - 6/17/08       8,974,232      2,791,573
 7,903,600     Cerberus CG Investor I LLC, 12.00%, 7/31/14                        7/26/07            7,903,600      2,450,116
 9,005,073     Cerberus CG Investor II LLC                                   7/26/07 - 6/17/08       8,974,232      2,791,573
 7,903,600     Cerberus CG Investor II LLC, 12.00%, 7/31/14                       7/26/07            7,903,600      2,450,116
 4,502,537     Cerberus CG Investor III LLC                                  7/26/07 - 6/17/08       4,487,116      1,395,786
 3,951,800     Cerberus CG Investor III LLC, 12.00%, 7/31/14                      7/26/07            3,951,800      1,225,058
   359,884 (a) DecisionOne Corp.                                           9/28/99 - 7/18/00         273,004        461,641
   481,804 (a) DecisionOne Corp., senior secured note, 15.00%, 11/30/13    6/01/09 - 1/15/10         481,804        481,804
   197,603 (a) DecisionOne Corp., wts., 6/08/17                                 7/09/07                   --        253,475
    29,212     FE Capital Holdings Ltd.                                      8/29/03 - 3/10/08       4,508,158             --
30,279,560     FIM Coinvestor Holdings I, LLC                                11/20/06 - 6/02/09             --             --
       822     GMAC Inc.                                                          11/13/09         118,362,731     11,719,808
   402,771     IACNA Investor LLC                                                 7/24/08              145,971          4,028
 2,410,917     Imagine Group Holdings Ltd.                                        8/31/04           24,691,406     28,148,661
 3,819,425     International Automotive Components Group Brazil LLC          4/13/06 - 12/26/08      2,540,124      5,837,935
   650,533     International Automotive Components Group Japan LLC           9/26/06 - 3/27/07       5,647,216      4,431,053
13,618,870     International Automotive Components Group LLC                 1/12/06 - 10/16/06     13,621,077      7,198,526
 3,472,200 (b) International Automotive Components Group NA LLC, 9.00%,
                  4/01/17                                                         3/30/07            3,524,283      3,576,409
11,533,276 (b) International Automotive Components Group NA LLC, A           3/30/07 - 10/10/07     12,271,858      6,901,743
     5,051     MCII Holdings Inc.                                                 4/17/09            5,815,268             --
    39,391     MCII Holdings Inc., PIK, pfd., A                              4/17/09 - 1/01/10      37,817,648     11,026,337
   135,864     NCB Warrant Holdings Ltd., A                                  12/16/05 - 3/10/08      1,279,413             --
 1,936,499     North American Financial Holdings Inc., 144A                  12/16/09 - 3/30/10     38,729,980     36,793,481
   801,419     North American Financial Holdings Inc., 144A, non-voting      12/16/09 - 3/30/10     16,028,380     15,226,961
    47,160     Olympus Re Holdings Ltd.                                           12/19/01           4,462,212         41,751
    86,280     PTV Inc., 10.00%, pfd., A                                     12/07/01 - 3/06/02         54,356         11,863
                                                                                                                 ------------
                  TOTAL RESTRICTED SECURITIES (1.08% of Net Assets)                                              $183,671,245
                                                                                                                 ============

(a) The Fund also invests in unrestricted securities or other investments in the issuer, valued at $84,271 as of March 31, 2010.

(b) The Fund also invests in unrestricted securities or other investments in the issuer, valued at $2,287,131 as of March 31, 2010.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

MUTUAL QUEST FUND
   805,153     AboveNet Inc.                                                 10/02/01 - 9/08/09   $ 21,247,943   $ 40,845,412
       510     AboveNet Inc., stock grant, grant price $10.475,
                  expiration date 9/09/13                                    4/17/06 - 9/08/06              --         82,120
       109     AboveNet Inc., stock grant, grant price $30, expiration
                  date 9/07/18                                                    9/08/09                   --          9,038
    16,099     AboveNet Inc., wts., 9/08/10                                  10/02/01 - 9/07/07      1,681,196      1,255,722
 7,519,799     Cerberus CG Investor I LLC                                    7/26/07 - 6/17/08       7,494,044      2,331,137
 6,600,000     Cerberus CG Investor I LLC, 12.00%, 7/31/14                        7/26/07            6,600,000      2,046,000
 7,519,799     Cerberus CG Investor II LLC                                   7/26/07 - 6/17/08       7,494,044      2,331,138
 6,600,000     Cerberus CG Investor II LLC, 12.00%, 7/31/14                       7/26/07            6,600,000      2,046,000
 3,759,899     Cerberus CG Investor III LLC                                  7/26/07 - 6/17/08       3,747,022      1,165,569
 3,300,000     Cerberus CG Investor III LLC, 12.00%, 7/31/14                      7/26/07            3,300,000      1,023,000
 1,008,199 (a) DecisionOne Corp.                                             3/12/99 - 7/18/00         700,978      1,293,267
 1,349,750 (a) DecisionOne Corp., senior secured note, 15.00%, 11/30/13      6/01/09 - 1/15/10       1,349,750      1,349,750
   553,576 (a) DecisionOne Corp., wts., 6/08/17                                   7/09/07                   --        710,100
    27,946     Elephant Capital Holdings Ltd.                                8/29/03 - 3/10/08       4,321,333             --
16,133,491     FIM Coinvestor Holdings I, LLC                                11/20/06 - 6/02/09             --             --
   659,105     First Chicago Bancorp                                              11/16/06           9,227,470        692,060
       438     GMAC Inc.                                                     11/20/06 - 6/02/09     63,065,780      6,244,541
   180,986     IACNA Investor LLC                                                 7/24/08               65,591          1,810
 1,491,021     Imagine Group Holdings Ltd.                                        8/31/04           15,270,292     17,408,416
 2,363,058     International Automotive Components Group Brazil LLC          4/13/06 - 12/26/08      1,571,561      3,611,900
   307,801     International Automotive Components Group Japan LLC           9/26/06 - 3/27/07       2,672,054      2,096,562
 8,425,843     International Automotive Components Group LLC                 1/12/06 - 10/16/06      8,427,208      4,453,648
 1,560,200 (b) International Automotive Components Group NA LLC, 9.00%,
                  4/01/17                                                         3/30/07            1,583,603      1,607,025
 5,182,488 (b) International Automotive Components Group NA LLC, A           3/30/07 - 10/10/07      5,514,368      3,101,304
     4,285     MCII Holdings Inc.                                                 4/17/09            4,933,364             --
    33,423     MCII Holdings Inc., PIK, pfd., A                              4/17/09 - 1/01/10      32,540,063      9,355,772
   129,974     NCB Warrant Holdings Ltd., A                                  12/16/05 - 3/10/08      1,223,890             --
    97,300     Olympus Re Holdings Ltd.                                           12/19/01           9,206,387         86,140
    92,938     PTV Inc., 10.00%, pfd., A                                     12/07/01 - 3/06/02         58,551         12,779
 3,434,760     Symetra Financial Corp.                                            7/27/04           39,480,000     42,252,112
                                                                                                                 ------------
                  TOTAL RESTRICTED SECURITIES (2.81% of Net Assets)                                              $147,412,322
                                                                                                                 ============

(a) The Fund also invests in unrestricted securities or other investments in the issuer, valued at $236,081 as of March 31, 2010.

(b) The Fund also invests in unrestricted securities or other investments in the issuer, valued at $1,027,724 as of March 31, 2010.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

MUTUAL SHARES FUND
 1,685,069     AboveNet Inc.                                                 10/02/01 - 9/08/09   $ 44,630,142   $ 85,483,551
     1,065     AboveNet Inc., stock grant, grant price $10.475,
               expiration date 9/09/13                                       4/17/06 - 9/08/06              --        171,486
       229     AboveNet Inc., stock grant, grant price $30, expiration
                  date 9/07/18                                                    9/08/09                   --         18,989
    34,449     AboveNet Inc., wts., 9/08/10                                  10/02/01 - 9/07/07      3,603,181      2,687,022
 1,024,900     Bond Street Holdings LLC, A, 144A                                  11/04/09          20,498,000     21,010,450
43,105,703     CB FIM Coinvestors LLC                                        1/15/09 - 6/02/09              --             --
56,116,385     Cerberus CG Investor I LLC                                    7/26/07 - 6/17/08      55,924,193     17,396,080
49,252,400     Cerberus CG Investor I LLC, 12.00%, 7/31/2014                      7/26/07           49,252,400     15,268,244
56,116,385     Cerberus CG Investor II LLC                                   7/26/07 - 6/17/08      55,924,193     17,396,079
49,252,400     Cerberus CG Investor II LLC, 12.00%, 7/31/14                       7/26/07           49,252,400     15,268,244
28,058,192     Cerberus CG Investor III LLC                                  7/26/07 - 6/17/08      27,962,097      8,698,040
24,626,200     Cerberus CG Investor III LLC, 12.00%, 7/31/14                      7/26/07           24,626,200      7,634,122
 1,879,100 (a) DecisionOne Corp.                                             3/12/99 - 7/18/00       1,313,384      2,410,415
 2,515,689 (a) DecisionOne Corp., senior secured note, 15.00%, 11/30/13      6/01/09 - 1/15/10       2,515,689      2,515,689
 1,031,766 (a) DecisionOne Corp., wts., 6/08/17                                   7/09/07                   --      1,323,498
    64,834     Elephant Capital Holdings Ltd                                 8/29/03 - 3/10/08      10,025,406             --
53,924,666     FIM Coinvestor Holdings I, LLC                                11/20/06 - 6/02/09             --             --
   430,560     First Southern Bancorp Inc.                                        1/27/10            9,084,816      9,084,816
       736     First Southern Bancorp Inc., cvt. pfd., C                          1/27/10              736,000        736,000
22,185,100     GLCP Harrah's Investment LP                                        1/15/08           22,199,516             --
    10,725     GMAC Inc.                                                     11/20/06 - 6/02/09    253,897,100    152,841,472
   678,719     IACNA Investor LLC                                                 7/24/08              246,248          6,787
 7,234,813     International Automotive Components Group Brazil LLC          4/13/06 - 12/26/08      4,811,544     11,058,306
 1,104,272     International Automotive Components Group Japan LLC           9/26/06 - 3/27/07       9,586,103      7,521,660
25,796,752     International Automotive Components Group LLC                 1/12/06 - 10/16/06     25,800,935     13,635,389
 5,851,000 (b) International Automotive Components Group NA LLC, 9.00%,
                  4/01/17                                                         3/30/07            5,938,765      6,026,603
19,434,979 (b) International Automotive Components Group NA LLC, A           3/30/07 - 10/10/07     20,679,582     11,630,280
    11,211     MCII Holdings Inc.                                                 4/17/09           12,907,338             --
    87,432     MCII Holdings Inc., PIK, pfd., A                              4/17/09 - 1/01/10      85,122,115     24,473,926
   301,530     NCB Warrant Holdings Ltd., A                                  12/16/05 - 3/10/08      2,839,451             --
   202,380     Olympus Re Holdings Ltd.                                           12/19/01          19,148,906        179,167
   199,566     PTV Inc., 10.00%, pfd., A                                     12/07/01 - 3/06/02        125,727         27,440
 1,467,000     State Bank and Trust Co.                                           7/24/09           14,670,000     21,638,250
     7,558 (c) West Coast Bancorp, cvt. pfd., B                                   10/23/09             755,800        877,484
    43,036 (c) West Coast Bancorp, wts., C, 10/23/16                              10/23/09                  --      3,581,229
                                                                                                                 ------------
                  TOTAL RESTRICTED SECURITIES (2.91% of Net Assets)                                              $460,600,718
                                                                                                                 ============

(a) The Fund also invests in unrestricted securities or other investments in the issuer, valued at $440,012 as of March 31, 2010.

(b) The Fund also invests in unrestricted securities or other investments in the issuer, valued at $3,854,095 as of March 31, 2010.

(c) The Fund also invests in unrestricted securities or other investments in the issuer, valued at $18,953,196 as of March 31, 2010.

FRANKLIN MUTUAL SERIES FUNDS

6. HOLDINGS OF 5% VOTING SECURITIES OF PORTFOLIO COMPANIES

Investments in "affiliated companies" for the Funds for the three months ended March 31, 2010, were as shown below.

                                        NUMBER OF                            NUMBER OF SHARES/
                                     SHARES/WARRANTS/                            WARRANTS/
                                   CONTRACTS/PRINCIPAL                           CONTRACTS/
                                          AMOUNT                              PRINCIPAL AMOUNT   VALUE AT               REALIZED
                                    HELD AT BEGINNING    GROSS       GROSS     HELD AT END OF     END OF   INVESTMENT   CAPITAL
NAME OF ISSUER                          OF PERIOD      ADDITIONS  REDUCTIONS     OF PERIOD        PERIOD     INCOME   GAIN (LOSS)
--------------                     ------------------- ---------- ---------- ----------------- ----------- ---------- -----------
MUTUAL BEACON FUND
CONTROLLED AFFILIATES(a)
PMG LLC                                    29,737              --     3,006          26,731    $ 4,824,951 $      --   $ 314,050
                                                                                               ----------- ---------   ---------
NON-CONTROLLED AFFILIATES
CB FIM Coinvestors LLC                 15,831,950              --        --      15,831,950             --        --          --
DecisionOne Corp.                       1,142,353              --        --       1,142,353      1,465,353        --          --
DecisionOne Corp., senior secured
   note, 15.00%, 11/30/13               1,517,715          11,636        --       1,529,351      1,529,351    56,646          --
DecisionOne Corp., Term Loan B,
   15.00%, 8/29/13                        265,459           2,035        --         267,494        267,494     9,816          --
DecisionOne Corp., wts., 6/08/17          627,237              --        --         627,237        804,588        --          --
Farmer Brothers Co.                     1,033,896              --     8,546       1,025,350     19,215,059   118,898     (74,089)
FE Capital Holdings Ltd.                   35,242              --        --          35,242             --        --          --
First Chicago Bancorp                   6,853,043              --        --       6,853,043      7,195,695        --          --
First Southern Bancorp Inc.                    --       1,012,635        --       1,012,635     21,366,598        --          --
First Southern Bancorp Inc., cvt.
   pfd., C                                     --           1,731        --           1,731      1,731,000        --          --
MCII Holdings Inc                           5,548              --        --           5,548             --        --          --
MCII Holdings Inc., PIK, pfd., A           42,009           1,261        --          43,270     12,112,052   585,729          --
                                                                                               ----------- ---------   ---------
   TOTAL NON-CONTROLLED AFFILIATES                                                             $65,687,190 $ 771,089   $ (74,089)
                                                                                               ----------- ---------   ---------
      TOTAL AFFILIATED SECURITIES
         (1.46% of Net Assets)                                                                 $70,512,141 $ 771,089   $ 239,961
                                                                                               =========== =========   =========

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

MUTUAL EUROPEAN FUND
CONTROLLED AFFILIATES(a)
Euro Wagon LP                          16,127,149              --        --     16,127,149     $ 12,680,38 $      --   $      --
                                                                                               ----------- ---------   ---------
(0.62% of Net Assets)

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

FRANKLIN MUTUAL SERIES FUNDS

MUTUAL FINANCIAL SERVICES FUND
NON-CONTROLLED AFFILIATES
AB&T Financial Corp.                      226,100             --         --        226,100    $    599,165    $     -- $        --
Atlantic Banc Holdings Inc.               350,000             --         --        350,000       2,765,658          --          --
First Clover Leaf Financial Corp.         436,070             --         --        436,070       3,043,769      26,164          --
Protector Forsikring ASA                4,479,410             --         --      4,479,410       8,367,093          --          --
Western Liberty Bancorp                   556,530             --         --        556,530       3,895,710          --          --
                                                                                              ------------    -------- -----------
      TOTAL AFFILIATED SECURITIES
         (4.11% of Net Assets)                                                                $ 18,671,395    $ 26,164 $        --
                                                                                              ============    ======== ===========
MUTUAL GLOBAL DISCOVERY FUND
NON-CONTROLLED AFFILIATES
CSM NV                                  4,229,160             --  1,180,468      3,048,692    $         --(a) $     -- $(1,186,710)
Farmer Brothers Co.                       904,637             --      7,514        897,123      16,812,085     104,033     (62,337)
FE Capital Holdings Ltd.                   29,212             --         --         29,212              --          --          --
IACNA Investor LLC                        402,771             --         --        402,771           4,028          --          --
Imagine Group Holdings Ltd.             2,410,917             --         --      2,410,917      28,148,661          --          --
International Automotive
   Components Group Japan LLC             650,533             --         --        650,533       4,431,053          --          --
Kloeckner & Co. SE                      3,588,004             --         --      3,588,004     105,919,460          --          --
MCII Holdings Inc.                          5,051             --         --          5,051              --          --          --
MCII Holdings Inc., PIK, pfd., A           38,244          1,147         --         39,391      11,026,337     533,224          --
North American Financial Holdings
   Inc., 144A                           1,474,852        461,647         --      1,936,499      36,793,481          --          --
North American Financial Holdings
   Inc., 144A, non-voting                 669,900        131,519         --        801,419      15,226,961          --          --
                                                                                              ------------    -------- -----------
      TOTAL AFFILIATED SECURITIES
         (1.28% of Net Assets)                                                                $218,362,066    $637,257 $(1,249,047)
                                                                                              ============    ======== ===========
(a) As of March 31, 2010, no
   longer an affiliate.
MUTUAL QUEST FUND
NON-CONTROLLED AFFILIATES
DecisionOne Corp.                       1,008,199             --         --      1,008,199    $  1,293,267    $     -- $        --
DecisionOne Corp.,senior secured
   note, 15.00%, 11/30/13               1,339,481         10,269         --      1,349,750       1,349,750      49,672          --
DecisionOne Corp.,Term Loan B,
   15.00%, 8/29/13                        234,285          1,796         --        236,081         236,081       8,696          --
DecisionOne Corp., wts., 6/08/17          553,576             --         --        553,576         710,100          --          --
Elephant Capital Holdings Ltd.             27,946             --         --         27,946              --          --          --
Imagine Group Holdings Ltd.             1,491,021             --         --      1,491,021      17,408,416          --          --
MCII Holdings Inc.                          4,285             --         --          4,285              --          --          --
MCII Holdings Inc., PIK, pfd., A           32,450            973         --         33,423       9,355,772     452,439          --
White River Capital Inc.                  549,751             --         --        549,751       7,531,589     137,438          --
                                                                                              ------------    -------- -----------
      TOTAL AFFILIATED SECURITIES
         (0.72% of Net Assets)                                                                $ 37,884,975    $648,245 $        --
                                                                                              ============    ======== ===========

FRANKLIN MUTUAL SERIES FUNDS

MUTUAL SHARES FUND
CONTROLLED AFFILIATES(a)
CB FIM Coinvestors LLC                 43,105,703              --         --    43,105,703     $         --   $       --  $--
MCII Holdings Inc.                         11,211              --         --        11,211               --           --   --
MCII Holdings Inc., PIK, pfd., A           84,885           2,547         --        87,432       24,473,926    1,183,539   --
                                                                                               ------------   ----------  ---
TOTAL CONTROLLED AFFILIATES                                                                    $ 24,473,926   $1,183,539  $--
                                                                                               ============   ==========  ===
NON-CONTROLLED AFFILIATES
AboveNet Inc.                           1,685,069              --         --     1,685,069     $ 85,483,551   $       --  $--
AboveNet Inc., stock grant, grant
   price $10.475, expiration
   date 9/09/13                             1,065              --         --         1,065          171,486           --   --
AboveNet Inc., stock grant, grant
   price $30, expiration
   date 9/07/18                               229              --         --           229           18,989           --   --
AboveNet Inc., wts., 9/08/10               34,449              --         --        34,449        2,687,022           --   --
Alexander's Inc.                          326,675              --         --       326,675       97,718,293           --   --
Bond Street Holdings LLC, A, 144A       1,024,900              --         --     1,024,900       21,010,450           --   --
Community Health Systems Inc.           4,806,000              --         --     4,806,000      177,485,580           --   --
DecisionOne Corp.                       1,879,100              --         --     1,879,100        2,410,415           --   --
DecisionOne Corp.,senior secured
   note, 15.00%, 11/30/13               2,496,549          19,140         --     2,515,689        2,515,689       93,621   --
DecisionOne Corp, Term
   Loan B, 15.00%, 8/29/13                436,664           3,348         --       440,012          440,012       16,375   --
DecisionOne Corp., wts., 6/08/17        1,031,766              --         --     1,031,766        1,323,498           --   --
Elephant Capital Holdings Ltd.             64,834              --         --        64,834             --             --   --
Federal Signal Corp.                    3,360,800              --         --     3,360,800       30,280,808      201,648   --
GLCP Harrah's Investment LP            22,185,100              --         --    22,185,100             --             --   --
Guaranty Bancorp                        5,731,834              --         --     5,731,834        9,113,616           --   --
IACNA Investor LLC                        678,719              --         --       678,719            6,787           --   --
International Automotive
   Components Group Brazil LLC          7,234,813              --         --     7,234,813       11,058,306           --   --
International Automotive
  Components Group Japan LLC            1,104,272              --         --     1,104,272        7,521,660           --   --
International Automotive
   Components Group LLC                25,796,752              --         --    25,796,752       13,635,389           --   --
International Automotive
   Components Group NA Inc.,
   Revolver, FRN, 5.50%, 1/18/13        3,854,095              --         --     3,854,095        3,854,095       59,498   --
International Automotive
   Components Group NA LLC,
   9.00%, 4/01/17                       5,851,000              --         --     5,851,000        6,026,603           --   --
International Automotive
   Components Group NA LLC, A          19,434,979              --         --    19,434,979       11,630,280           --   --
Tenet Healthcare Corp.                 25,881,411              --         --    25,881,411      148,041,671           --   --
TVMAX Holdings Inc.                       257,217              --         --       257,217               --           --   --
TVMAX Holdings Inc., PIK,
   11.50%, 6/30/10                      1,426,677         103,267         --     1,529,944               --           --   --
TVMAX Holdings Inc., PIK,
   14.00%, 6/30/10                      2,116,875          74,956         --     2,191,831               --           --   --
West Coast Bancorp                             --       7,346,200         --     7,346,200       18,953,196           --   --
West Coast Bancorp, cvt. pdf., B            7,558              --         --         7,558          877,484           --   --
West Coast Bancorp, wts.,
   C, 10/23/16                             43,036              --         --        43,036        3,581,229           --   --
White Mountains Insurance Group
   Ltd.                                   729,457              --         --       729,457      258,957,235      729,457   --
                                                                                               ------------   ----------  ---
   TOTAL NON-CONTROLLED AFFILIATES                                                             $914,803,344   $1,100,599  $--
                                                                                               ------------   ----------  ---
      TOTAL AFFILIATED SECURITIES
         (5.93%of Net Assets)                                                                  $939,277,270   $2,284,138  $--
                                                                                               ============   ==========  ===

(a) Issuer in which the Fund owns 25% or more of the outstanding voting securities.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

7. OTHER CONSIDERATIONS

Officers, directors or employees of the Funds' Investment Manager, may serve from time to time as members of bondholders' steering committees, official creditors' committees, or boards of directors of companies in which the Funds invest. Such participation may result in the possession by the Investment Manager of material non-public information which, pursuant to the Funds' policies and the requirements of applicable securities laws, could prevent the Funds from trading in the securities of such companies for limited or extended periods of time.

8. FAIR VALUE MEASUREMENTS

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Funds' own market assumptions (unobservable inputs). These inputs are used in determining the value of the Funds' investments and are summarized in the following fair value hierarchy:

     -    Level 1 - quoted prices in active markets for identical securities

     - Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speed, credit risk, etc.)

     - Level 3 - significant unobservable inputs (including the fund' s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

For movements between the levels within the fair value hierarchy, the Funds have adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

The following is a summary of the inputs used as of March 31, 2010, in valuing the Funds' assets and liabilities carried at fair value:

                                                                       LEVEL 1          LEVEL 2        LEVEL 3             TOTAL
                                                                   --------------   --------------  ------------     ---------------
MUTUAL BEACON FUND
ASSETS:
   Investments in Securities:
      Equity Investments:(a)
            Auto Components                                        $            --  $           --  $ 16,180,109(b)  $    16,180,109
            Chemicals                                                           --              --     3,149,637           3,149,637
            Commercial Banks                                            33,028,651              --    30,293,294(b)       63,321,945
            Computers & Peripherals                                     50,956,549              --     2,269,941          53,226,490
            Consumer Finance                                                    --              --    72,109,121          72,109,121
            Diversified Telecommunication Services                     193,505,180       1,562,370            --(b)      195,067,550
            Insurance                                                  266,986,578              --    54,846,693         321,833,271
            Machinery                                                           --              --    12,112,052(b)       12,112,052
            Metals & Mining                                                     --              --     4,824,951           4,824,951
            Real Estate Management & Development                        23,518,385              --    47,717,638          71,236,023
            All Other Equity Investments(c)                          3,219,386,926              --            --(b)    3,219,386,926
         Corporate Bonds, Notes and Senior Floating Rate Interests              --     204,463,462    19,105,556(b)      223,569,018
         Companies in Liquidation                                               --       3,198,871            --(b)        3,198,871
         Short Term Investments                                        424,821,124      91,217,615            --         516,038,739
                                                                   ---------------  --------------  ------------     ---------------
      Total Investments in Securities                              $ 4,212,203,393  $  300,442,318  $262,608,992     $ 4,775,254,703
                                                                   ===============  ==============  ============     ===============
   Forward Exchange Contracts                                      $            --  $   34,847,276  $         --     $    34,847,276
   Unfunded Loan Commitments                                                    --       1,199,494            --           1,199,494
LIABILITIES:
   Options Written                                                              --         896,881            --             896,881
   Securities Sold Short                                                59,755,508              --            --          59,755,508
   Forward Exchange Contracts                                                   --       4,957,931            --           4,957,931

(a)  Includes common and preferred stocks as well as other equity investments.

(b)  Includes securities determined to have no value at March 31, 2010.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

MUTUAL EUROPEAN FUND
ASSETS:
   Investments in Securities:
         Equity Investments:(a)
            Diversified Telecommunication Services                 $    81,630,120  $      301,358  $         --     $    81,931,478
            Insurance                                                  139,562,906              --        14,236         139,577,142
            Oil, Gas & Consumable Fuels                                117,332,058              --    12,680,389         130,012,447
            Real Estate Management & Development                                --              --       910,317             910,317
            All Other Equity Investments(b)                          1,363,292,965              --            --(c)    1,363,292,965
         Short Term Investments                                         68,983,769     209,999,528            --         278,983,297
                                                                   ---------------  --------------  ------------     ---------------
      Total Investments in Securities                              $ 1,770,801,818  $  210,300,886  $ 13,604,942     $ 1,994,707,646
                                                                   ===============  ==============  ============     ===============
   Forward Exchange Contracts                                      $            --  $   38,028,284  $         --     $    38,028,284
LIABILITIES:
   Forward Exchange Contracts                                                   --       6,278,110            --           6,278,110

(a)  Includes common and preferred stocks as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

(c)  Includes securities determined to have no value at March 31, 2010.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

MUTUAL FINANCIAL SERVICES FUND
ASSETS:
      Investments in Securities:
         Equity Investments:(a)
            Commercial Banks                                       $    65,965,743  $    2,950,000  $  9,226,747(b)  $    78,142,490
            Consumer Finance                                             2,367,346              --     2,569,480           4,936,826
            Diversified Financial Services                              53,178,684              --     5,349,613          58,528,297
            Insurance                                                  133,931,130              --    15,971,540         149,902,670
            Real Estate Management & Development                         7,042,391              --       206,290           7,248,681
            All Other Equity Investments(c)                             73,426,893              --            --(b)       73,426,893
         Options Purchased                                                 196,000              --            --             196,000
         Corporate Bonds, Notes & Senior Floating Rate Interests                --      38,316,275     3,130,244          41,446,519
         Short Term Investments                                         14,997,355      13,646,298            --          28,643,653
                                                                   ---------------  --------------  ------------     ---------------
      Total Investments in Securities                              $   351,105,542  $   54,912,573  $ 36,453,914     $   442,472,029
                                                                   ===============  ==============  ============     ===============
   Forward Exchange Contracts                                      $            --  $    4,306,707  $         --     $     4,306,707
LIABILITIES:
   Forward Exchange Contracts                                                   --       1,080,483            --           1,080,483

(a)  Includes common and preferred stocks as well as other equity investments.

(b)  Includes securities determined to have no value at March 31, 2010.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

MUTUAL GLOBAL DISCOVERY FUND
ASSETS:
      Investments in Securities:
         Equity Investments:(a)
            Auto Components                                        $            --  $           --  $ 24,392,963(b)  $    24,392,963
            Chemicals                                                  109,579,736              --     2,857,538         112,437,274
            Computers & Peripherals                                     25,184,679              --       715,116          25,899,795
            Consumer Finance                                                    --              --    18,698,740          18,698,740
            Diversified Financial Services                             543,882,411              --    52,020,442(b)      595,902,853
            Diversified Telecommunication Services                     295,432,527       1,174,921            --(b)      296,607,448
            Insurance                                                  675,861,036              --    28,190,412         704,051,448
            Machinery                                                  256,595,440              --    11,026,337(b)      267,621,777
            Real Estate Management & Development                        60,074,190              --    25,590,203          85,664,393
            All Other Equity Investments(c)                         10,185,991,248              --            --(b)   10,185,991,248
         Corporate Bonds, Notes and Senior Floating Rate Interests              --     899,412,982    12,554,905(b)      911,967,887
         Companies in Liquidation                                               --       2,948,720            --(b)        2,948,720
         Short Term Investments                                      3,475,827,821     189,783,379            --       3,665,611,200
                                                                   ---------------  --------------  ------------     ---------------
      Total Investments in Securities                              $15,628,429,088  $1,093,320,002  $176,046,656     $16,897,795,746
                                                                   ===============  ==============  ============     ===============
   Forward Exchange Contracts                                      $            --  $  204,267,097  $         --     $   204,267,097
   Unfunded Loan Commitments                                                    --           4,886            --               4,886
LIABILITIES:
   Securities Sold Short                                               317,526,808              --            --         317,526,808
   Forward Exchange Contracts                                                   --      42,574,078            --          42,574,078

(a)  Includes common and preferred stocks as well as other equity investments.

(b)  Includes securities determined to have no value at March 31, 2010.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

MUTUAL INTERNATIONAL FUND
ASSETS:
   Investments in Securities:
         Equity Investments (a,b)                                  $     9,405,957  $           --  $         --     $     9,405,957
         Corporate Bonds and Notes                                              --          74,551            --              74,551
         Short Term Investments                                                 --       1,300,000            --           1,300,000
                                                                   ---------------  --------------  ------------     ---------------
      Total Investments in Securities                              $     9,405,957  $    1,374,551  $         --     $    10,780,508
                                                                   ===============  ==============  ============     ===============
   Forward Exchange Contracts                                      $            --  $      134,345  $         --     $       134,345
LIABILITIES:
   Forward Exchange Contracts                                                   --           5,169            --               5,169

(a)  Includes common and preferred stocks as well as other equity investments.

(b) For detailed industry descriptions, see the accompanying Statement of Investments.

MUTUAL QUEST FUND
ASSETS:
   Investments in Securities:
         Equity Investments:(a)
            Auto Components                                        $            --  $           --  $ 13,277,398(b)  $    13,277,398
            Chemicals                                                           --              --     3,022,299           3,022,299
            Commercial Banks                                           174,294,194              --       692,060(b)      174,986,254
            Computers & Peripherals                                     32,516,148              --     2,003,367          34,519,515
            Consumer Finance                                             7,531,589              --    12,072,385          19,603,974
            Diversified Telecommunication Services                      99,665,782       1,268,501            --(b)      100,934,283
            Insurance                                                  264,214,350              --    59,746,668         323,961,018
            Machinery                                                   53,633,886              --     9,355,772(b)       62,989,658
            Real Estate Management & Development                         9,331,558              --    39,322,620          48,654,178
            All Other Equity Investments(c)                          3,278,344,901              --            --(b)    3,278,344,901
         Corporate Bonds, Notes and Senior Floating Rate Interests              --     341,431,975     9,335,580(b)      350,767,555
         Companies in Liquidation                                               --       2,539,290            --(b)        2,539,290
         Short Term Investments                                        826,660,642      47,776,998            --         874,437,640
                                                                   ---------------  --------------  ------------     ---------------
      Total Investments in Securities                              $ 4,746,193,050  $  393,016,764  $148,828,149     $ 5,288,037,963
                                                                   ===============  ==============  ============     ===============
   Forward Exchange Contracts                                      $            --  $   52,793,867  $         --     $    52,793,867
   Unfunded Loan Commitments                                                    --           1,675            --               1,675
LIABILITIES:
   Options Written                                                              --       6,394,634            --           6,394,634
   Securities Sold Short                                                77,532,833              --            --          77,532,833
   Forward Exchange Contracts                                                   --      10,364,751            --          10,364,751

(a)  Includes common and preferred stocks as well as other equity investments.

(b)  Includes securities determined to have no value at March 31, 2010.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

MUTUAL SHARES FUND
ASSETS:
   Investments in Securities
         Equity Investments:(a)
            Auto Components                                        $            --  $           --  $ 43,890,879(b)  $    43,890,879
            Chemicals                                                  145,794,130              --     3,157,637         148,951,767
            Commercial Banks                                           487,990,707      21,638,250    14,279,529(b)      523,908,486
            Computers & Peripherals                                    165,653,242              --     3,733,913         169,387,155
            Consumer Finance                                                    --              --   196,331,671         196,331,671
            Diversified Financials Services                            360,378,816              --            --(b)      360,378,816
            Diversified Telecommunication Services                     410,547,450       2,714,462            --(b)      413,261,912
            Insurance                                                  916,850,966              --       179,167         917,030,133
            Machinery                                                   30,280,808              --    24,473,926(b)       54,754,734
            Real Estate Management & Development                        63,423,233              --    67,588,691         131,011,924
            All Other Equity Investments(c)                         10,143,452,681              --            --      10,143,452,681
         Corporate Bonds, Notes and Senior Floating Rate Interests              --     754,406,497    51,007,009(b)      805,413,506
         Corporate Bonds and Notes in Reorganization                            --         114,532            --             114,532
         Companies in Liquidation                                               --       6,440,119            --(b)        6,440,119
         Short Term Investments                                      1,724,251,444     146,498,011            --       1,870,749,455
                                                                   ---------------  --------------  ------------     ---------------
      Total Investments in Securities                              $14,448,623,477  $  931,811,871  $404,642,422     $15,785,077,770
                                                                   ===============  ==============  ============     ===============
   Forward Exchange Contracts                                      $            --  $  114,678,431  $         --     $   114,678,431
   Unfunded Loan Commitments                                                    --       3,987,850            --           3,987,850
LIABILITIES:
   Securities Sold Short                                               244,410,748              --            --         244,410,748
   Forward Exchange Contracts                                                   --      14,935,007            --          14,935,007

(a)  Includes common and preferred stocks as well as other equity investments.

(b)  Includes securities determined to have no value at March 31, 2010.

(c) For detailed industry descriptions, see the accompanying Statement of Investments.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

At March 31, 2010, the reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining the Funds' fair value, were as follows:

                                                                                                                            NET
                                                                                                                         CHANGE IN
                                                                  NET                                                   UNREALIZED
                                                               CHANGE IN                                               APPRECIATION
                                   BALANCE AT       NET        UNREALIZED       NET       TRANSFER IN     BALANCE     (DEPRECIATION)
                                  BEGINNING OF   REALIZED     APPRECIATION   PURCHASES     (OUT OF)        AT END     ON ASSETS HELD
                                     PERIOD     GAIN (LOSS)  (DEPRECIATION)   (SALES)       LEVEL 3      OF PERIOD     AT PERIOD END
                                  ------------  -----------  --------------  -----------  -----------  -------------  --------------
MUTUAL BEACON FUND
ASSETS
   Investments in Securities:
      Equity Investments:(a)
         Auto Components          $ 13,546,054   $      --     $ 2,634,055   $        --      $--      $ 16,180,109(b)  $ 2,634,055
         Chemicals                   3,149,637          --            --              --       --         3,149,637              --
         Commercial Banks            7,171,730          --          23,965    23,097,599       --        30,293,294(b)       23,965
         Computers & Peripherals     1,896,306          --         373,635            --       --         2,269,941         373,635
         Consumer Finance           54,240,563          --      17,868,558            --       --        72,109,121      17,868,558
         Insurance                  58,089,871          --      (3,020,907)     (222,271)      --        54,846,693      (3,020,907)
         Machinery                  19,524,292          --      (7,997,969)      585,729       --        12,112,052(b)   (7,997,969)
         Metals & Mining             4,520,031     314,050         515,341      (524,471)      --         4,824,951         761,834
         Real Estate Management
            & Development           53,407,189          --      (5,689,551)           --       --        47,717,638      (5,689,551)
      Corporate Bonds, Notes and
         Senior Floating Rate
         Interests                  14,923,787          --       4,110,855        70,914       --        19,105,556(b)    4,110,855
      Corporate Bonds and Notes
         in Reorganization                 250      (1,123)          1,253          (380)      --                --              --
                                  ------------   ---------     -----------   -----------      ---      ------------     -----------
Total                             $230,469,710   $ 312,927     $ 8,819,235   $23,007,120      $--      $262,608,992     $ 9,064,475
                                  ============   =========     ===========   ===========      ===      ============     ===========

(a)  Includes common and preferred stocks as well as other equity investments

(b)  Includes securities determined to have no value at March 31, 2010.

MUTUAL EUROPEAN FUND
ASSETS
   Investments in Securities:
         Equity Investments:(a)
         Insurance                $     34,347   $      --     $   (20,112)  $        --      $--      $     14,236     $   (20,112)
         Oil, Gas & Consumable
            Fuels                   13,481,885          --        (801,496)           --       --        12,680,389        (801,496)
         Real Estate Management
            & Development            1,018,858          --        (108,540)           --       --           910,317        (108,540)
                                  ------------   ---------     -----------   -----------      ---      ------------     -----------
   Total                          $ 14,535,090   $      --     $  (930,148)  $        --      $--      $ 13,604,942     $  (930,148)
                                  ============   =========     ===========   ===========      ===      ============     ===========

(a)  Includes common and preferred stocks as well as other equity investments.

MUTUAL FINANCIAL SERVICES FUND
ASSETS
   Investments in Securities:
      Equity Investments:(a)
         Commercial Banks         $  8,358,668   $      --     $ 1,438,249   $ 2,401,830  $(2,972,000) $  9,226,747(b)  $   588,257
         Consumer Finance            1,902,619          --         666,861            --           --     2,569,480         666,861
         Diversified Financial
            Services                 6,603,320          --         288,332     1,130,961   (2,673,000)    5,349,613         255,332
         Insurance                  16,431,406          --        (444,284)      (15,582)          --    15,971,540        (444,284)
         Real Estate Management
            & Development              214,038          --          (7,748)           --           --       206,290          (7,748)
      Corporate Bonds, Notes and
         Senior Floating Rate
         Interests                   3,247,257          --        (117,013)           --           --     3,130,244        (117,013)
                                  ------------   ---------     -----------   -----------  -----------  ------------     -----------
   Total                          $ 36,757,308   $      --     $ 1,824,397   $ 3,517,209  $(5,645,000) $ 36,453,914     $   941,405
                                  ============   =========     ===========   ===========  ===========  ============     ===========

(a)  Includes common and preferred stocks as well as other equity investments

(b)  Includes securities determined to have no value at March 31, 2010.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

MUTUAL GLOBAL DISCOVERY FUND
ASSETS
   Investments in Securities:
      Equity Investments:(a)
         Auto Components          $ 19,593,356   $      --     $ 4,799,607   $        --      $--      $ 24,392,963(b)  $ 4,799,607
         Chemicals                   2,857,538          --              --            --       --         2,857,538              --
         Computers & Peripherals       597,407          --         117,709            --       --           715,116         117,709
         Consumer Finance           13,792,702          --       4,906,038            --       --        18,698,740       4,906,038
         Diversified Financial
            Services                42,895,040          --      (2,737,918)   11,863,320       --        52,020,442(b)   (2,737,918)
         Insurance                  26,083,428          --       2,205,225       (98,241)      --        28,190,412       2,205,225
         Machinery                  17,774,149          --      (6,748,277)          465       --        11,026,337(b)   (6,748,277)
         Real Estate Management
            & Development           28,641,418          --      (3,051,215)           --       --        25,590,203      (3,051,215)
      Corporate Bonds, Notes and
         Senior Floating Rate
         Interests                  10,812,693          --       1,692,520        49,692       --        12,554,905(b)    1,692,520
      Corporate Bonds and Notes
         in Reorganization                 200        (898)          1,003          (305)      --                --              --
                                  ------------   ---------     -----------   -----------      ---      ------------     -----------
   Total                          $163,047,931   $    (898)    $ 1,184,692   $11,814,931      $--      $176,046,656     $ 1,183,689
                                  ============   =========     ===========   ===========      ===      ============     ===========

(a)  Includes common and preferred stocks as well as other equity investments

(b)  Includes securities determined to have no value at March 31, 2010.

MUTUAL QUEST FUND
ASSETS
   Investments in Securities:
      Equity Investments:(a)
         Auto Components          $ 11,164,524   $      --    $  2,112,874   $        --      $--      $ 13,277,398(b)  $ 2,112,874
         Chemicals                   3,022,299          --              --            --       --         3,022,299              --
         Commercial Banks              689,755          --           2,305            --       --           692,060(b)        2,305
         Computers & Peripherals     1,673,610          --         329,757            --       --         2,003,367         329,757
         Consumer Finance            8,777,922          --       3,294,463            --       --        12,072,385       3,294,463
         Insurance                  60,928,595          --        (979,238)     (202,689)      --        59,746,668        (979,238)
         Machinery                  15,081,244          --      (6,177,911)      452,439       --         9,355,772(b)   (6,177,911)
         Real Estate Management
            & Development           44,011,202          --      (4,688,582)           --       --        39,322,620      (4,688,582)
      Corporate Bonds, Notes and
         Senior Floating Rate
         Interests                   7,979,338          --       1,295,148        61,094       --         9,335,580(b)    1,295,148
      Corporate Bonds and Notes
         in Reorganization                 200        (898)          1,003          (305)      --                --              --
                                  ------------   ---------    ------------   -----------      ---      ------------     -----------
   Total                          $153,328,689   $    (898)   $ (4,810,181)  $   310,539      $--      $148,828,149     $(4,811,184)
                                  ============   =========    ============   ===========      ===      ============     ===========

(a)  Includes common and preferred stocks as well as other equity investments

(b)  Includes securities determined to have no value at March 31, 2010.

FRANKLIN MUTUAL SERIES FUNDS
Notes to Statements of Investments (unaudited) (continued)

MUTUAL SHARES FUND
ASSETS
   Equity Investments:(a)
      Auto Components            $ 35,890,059  $       --   $  8,000,820   $        --  $         --  $ 43,890,879(b) $  8,000,820
      Chemicals                     3,157,637          --             --            --            --     3,157,637              --
      Commercial Banks             13,787,519          --      9,036,694     9,820,816   (18,365,500)   14,279,529(b)    3,784,161
      Computers & Peripherals       3,119,306          --        614,607            --            --     3,733,913         614,607
      Consumer Finance            147,680,924          --     48,650,747            --            --   196,331,671      48,650,747
      Diversified Financial
         Services                  20,498,000          --        256,225            --   (20,754,225)           --(b)           --
      Insurance                       432,284          --        168,468      (421,585)           --       179,167         168,468
      Machinery                    39,451,293          --    (16,160,906)    1,183,539            --    24,473,926(b)  (16,160,906)
      Real Estate Management
         & Development             75,647,541                 (8,058,850)           --            --    67,588,691      (8,058,851)
   Corporate Bonds, Notes and
      Senior Floating Rate
      Interests                    39,245,950          --     11,638,097       122,962            --    51,007,009(b)   11,638,097
   Corporate Bonds and Notes in
      Reorganization                      425      (1,909)         2,131          (647)           --            --              --
                                 ------------- ----------   ------------   -----------  ------------  ------------    ------------
Total                            $378,910,938  $   (1,909)  $ 54,148,033   $10,705,085  $(39,119,725) $404,642,422    $ 48,637,143
                                 ============= ==========   ============   ===========  ============  ============    ============

(a)  Includes common and preferred stocks as well as other equity investments

(b)  Includes securities determined to have no value at March 31, 2010.

9. SUBSEQUENT EVENTS

The Funds have evaluated subsequent events through the issuance of the financial statements and determined that no events have occurred that require disclosure.

For information on the Funds' policy regarding other significant accounting policies, please refer to the Funds' most recent semiannual or annual shareholder report.


Item 2. Controls and Procedures.

(a) EVALUATION OF DISCLOSURE CONTROLS AND PROCEDURES. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) CHANGES IN INTERNAL CONTROLS. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and
Administration, and Matthew T. Hinkle, Chief Financial Officer and Chief Accounting Officer.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN MUTUAL SERIES FUNDS


By /s/LAURA F. FERGERSON
 ---------------------------------
     Laura F. Fergerson
     Chief Executive Officer -
     Finance and Administration
     Date May 27, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By /s/LAURA F. FERGERSON
 ---------------------------------
     Laura F. Fergerson
     Chief Executive Officer -
     Finance and Administration
     Date May 27, 2010


By /s/MATTHEW T. HINKLE
 ----------------------------------
     Matthew T. Hinkle
     Chief Financial Officer and
     Chief Accounting Officer
     Date May 27, 2010